                             SEC. File Nos. 33-17917
                                    811-5364

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 25
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 28


                           AMERICAN HIGH-INCOME TRUST
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                           American High-Income Trust
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228
                          (Counsel for the Registrant)


                  Approximate date of proposed public offering:
      It is proposed that this filing become effective on December 1, 2003, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]           The right choice for the long term/(R)/




American
High-Income Trust/SM/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
10    Management and organization
11    Shareholder information
12    Choosing a share class
14    Purchase and exchange of shares
16    Sales charges
19    Sales charge reductions and waivers
20    Individual Retirement Account (IRA) rollovers
21    Plans of distribution
22    How to sell shares
24    Distributions and taxes
25    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 December 1, 2003

Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's investment results from year to year. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

[begin - bar chart]
Calendar year total returns for Class A shares
(results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

1993            17.22%
1994            -5.11
1995            20.68
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
[end - bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                       10.04%  (quarter ended December 31, 2002)
LOWEST                        -9.06%  (quarter ended June 30, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 22.04%.


                                     2
                                        American High-Income Trust / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 3.75%.
   Class A sales charges are reduced or eliminated for purchases of $100,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The fund's results are shown on a pretax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 8 reflects the fund's results calculated without sales charges.


                                     3
American High-Income Trust / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                      1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          -7.19%   1.07%    6.09%        7.98%
 After taxes on distributions         -10.67   -2.63     2.22          N/A
 After taxes on distributions and      -4.48   -0.93     2.98          N/A
  sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          -8.64%    N/A      N/A        -1.72%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          -5.24%    N/A      N/A        -1.52%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                          -3.64%    N/A      N/A        -0.86%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 CS First Boston High Yield Bond        3.10%   1.44%    6.52%        8.06%
  Index/2/
 Lipper High Current Yield Bond        -2.41   -1.80     4.69         6.13
  Funds Index/3/
 Citigroup Broad Investment-Grade      10.09    7.52     7.53         8.40
  Bond Index/4/
                                      -----------------------------------------
 Class A 30-day yield at September 30, 2003: 6.48%
 (For current yield information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
/2/ Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper High Current Yield Bond Funds Index represents funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Citigroup Broad Investment-Grade Bond Index (formerly Salomon Smith Barney
    Broad Investment-Grade Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.


                                     4
                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,//3/
--------------------------------------------------------------------------------------------
 Maximum sales charge
 on purchases           3.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees



/1/ Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
/2/ Class 529-E shares are available only through CollegeAmerica to employer-
    sponsored plans.
/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/ The sales charge is reduced or eliminated for purchases of $100,000 or more.

/5/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

/6/ The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
/7/ The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees/8/                  0.39%    0.39%    0.39%    0.39%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24     1.00     1.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses                      0.12     0.12     0.21     0.20
-------------------------------------------------------------------------------
 Total annual fund operating         0.75     1.51     1.60     0.84
 expenses
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.39%    0.39%    0.39%    0.39%    0.39%
-------------------------------------------------------------------------------
 Distribution and/or service         0.09     1.00     1.00     0.50     0.25
 (12b-1) fees/10/
-------------------------------------------------------------------------------
 Other expenses/11/                  0.29     0.34     0.32     0.29     0.28
-------------------------------------------------------------------------------
 Total annual fund operating         0.77     1.73     1.71     1.18     0.92
 expenses



/8/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.
/9/ Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 1.00% of each class' average net assets annually.
/10/Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees will always be 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
/11/Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
American High-Income Trust / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1,6/                               $449    $606    $  776     $1,270
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2,6/         654     877     1,024      1,596
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3//,6/    154     477       824      1,596
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4//,6/       263     505       871      1,900
-------------------------------------------------------------------------------
 Class C -- assuming no redemption/6/        163     505       871      1,900
-------------------------------------------------------------------------------
 Class F -- excludes intermediary             86     268       466      1,037
fees/5//,6/
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            451     612       787      1,293
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2,6/     676     945     1,139      1,786
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  176     545       939      1,786
redemption/3//,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     274     539       928      2,019
redemption/4//,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    174     539       928      2,019
-------------------------------------------------------------------------------
 Class 529-E/6/                              120     375       649      1,432
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         94     293       509      1,131
fees/5//,6/



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/ Reflects a contingent deferred sales charge in the first year.
/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on the services offered.
/6/ Reflects expenses paid by Capital Research and Management Company.


                                     6
                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.


                                     7
American High-Income Trust / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.




 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                      -3.58%     1.84%     6.50%         8.26%
 After taxes on distributions      -7.20     -1.89      2.61           N/A
 After taxes on distributions and  -2.27     -0.33      3.31           N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                      -4.28%      N/A       N/A         -0.61%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      -4.37%      N/A       N/A         -1.52%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                      -3.64%      N/A       N/A         -0.86%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 CS First Boston High Yield Bond    3.10%     1.44%     6.52%         8.06%
   Index/2/
 Lipper High Current Yield Bond    -2.41     -1.80      4.69          6.13
   Funds Index/3/
 Citigroup Broad Investment-Grade  10.09      7.52      7.53          8.40
   Bond Index/4/
 Class A distribution rate at December 31, 2002: 9.92%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
/2/ Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper High Current Yield Bond Funds Index represents funds that aim at high
   (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Citigroup Broad Investment-Grade Bond Index (formerly Salomon Smith Barney
    Broad Investment-Grade Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/5/ The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     8
                                        American High-Income Trust / Prospectus

[begin - pie chart]
Holdings by investment type as of September 30, 2003

U.S. corporate bonds            76.7%
Non-U.S. corporate bonds        12.3
Non-U.S. government bonds        2.6
Common stocks & warrants         2.3
U.S. government obligations      1.3
Other                            0.4
Cash & equivalents               4.4
[end - pie chart]

[begin - pie chart]
Holdings of debt securities by quality category as of September 30, 2003 See Appendix for a description of quality ratings

U.S. Treasury/agency             1.3%
A/A                              2.6
Baa/BBB                         13.7
Ba/BB                           25.7
B/B                             35.8
Caa/CCC                         13.0
Ca/CC or lower                   1.2
Other                            2.3
Cash & Equivalents               4.4
[end - pie chart]




 10 LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2003
                                              PERCENT OF NET SSSETS
--------------------------------------------------------------------
 Dobson Communications                                3.1%
--------------------------------------------------------------------
 American Tower Systems                               2.0
--------------------------------------------------------------------
 Edison International                                 1.7
--------------------------------------------------------------------
 Crown Castle International                           1.6
--------------------------------------------------------------------
 Delhaize America                                     1.5
--------------------------------------------------------------------
 J.C. Penney                                          1.4
--------------------------------------------------------------------
 AES                                                  1.4
--------------------------------------------------------------------
 Nextel Partners                                      1.4
--------------------------------------------------------------------
 Qwest Services                                       1.4
--------------------------------------------------------------------
 Georgia-Pacific                                      1.4
--------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:



 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                  6 years            Senior Vice President and Director, Capital
 Vice Chairman of the Board                             Research and Management Company
 and Trustee
                                                        Investment professional for 52 years in total;
                                                        36 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    14 years           Senior Vice President and Director, Capital
 President and                                          Research and Management Company
 Trustee
                                                        Investment professional for 22 years in total;
                                                        16 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                     10 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                        Investment professional for 15 years in total;
                                                        14 years with Capital Research and Management
                                                        Company or affiliate





                                     10
                                        American High-Income Trust / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     11
American High-Income Trust / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     12
                                        American High-Income Trust / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced or eliminated for purchases of
                         $100,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.30% annually (for 529-A shares, may not exceed
                         0.50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none




                                     13
American High-Income Trust / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     14
                                        American High-Income Trust / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For automatic investment plans                                          50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.


                                     15
American High-Income Trust / Prospectus

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.


                                     16
                                        American High-Income Trust / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:

 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."



                                     17
American High-Income Trust / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS 529-E AND F SHARES

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.


                                     18
                                        American High-Income Trust / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation, reinvested dividends or capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge.


                                     19
American High-Income Trust / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.


                                     20
                                        American High-Income Trust / Prospectus

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to 0.75% for Class 529-E shares; and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     21
American High-Income Trust / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.


                                     22
                                        American High-Income Trust / Prospectus

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


                                     23
American High-Income Trust / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes to shareholders each month the accrued dividends, which may fluctuate. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, taxable dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     24
                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                 Net gains
                                                                  (losses)
                                     Net asset                 on securities
                                      value,        Net        (both realized    Total from
                                     beginning   investment         and          investment
                                     of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  $ 9.62       $ .93          $ 2.25          $ 3.18
Year ended 9/30/2002                   11.27        1.08           (1.65)           (.57)
Year ended 9/30/2001                   12.93        1.20           (1.61)           (.41)
Year ended 9/30/2000                   13.52        1.18            (.48)            .70
Year ended 9/30/1999                   13.75        1.28            (.17)           1.11
----------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2003                    9.62         .84            2.25            3.09
Year ended 9/30/2002                   11.27        1.00           (1.65)           (.65)
Year ended 9/30/2001                   12.93        1.10           (1.61)           (.51)
Period from 3/15/2000 to 9/30/2000     13.57         .52            (.53)           (.01)
----------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2003                    9.62         .83            2.25            3.08
Year ended 9/30/2002                   11.27         .99           (1.65)           (.66)
Period from 3/15/2001 to 9/30/2001     12.48         .53           (1.15)           (.62)
----------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2003                  $ 9.62       $ .92          $ 2.25          $ 3.17
Year ended 9/30/2002                   11.27        1.07           (1.65)           (.58)
Period from 3/15/2001 to 9/30/2001     12.48         .57           (1.15)           (.58)
----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003                    9.62         .92            2.25            3.17
Period from 2/19/2002 to 9/30/2002     11.37         .65           (1.76)          (1.11)
----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2003                    9.62         .82            2.25            3.07
 Period from 2/25/2002 to 9/30/2002    11.23         .59           (1.63)          (1.04)
----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2003                    9.62         .82            2.25            3.07
 Period from 2/19/2002 to 9/30/2002    11.37         .60           (1.76)          (1.16)
CLASS 529-E:
Year ended 9/30/2003                    9.62         .88            2.25            3.13
 Period from 3/15/2002 to 9/30/2002    11.57         .57           (1.96)          (1.39)
CLASS 529-F:
Year ended 9/30/2003                    9.62         .91            2.25            3.16
 Period from 9/16/2002 to 9/30/2002     9.88         .08            (.30)           (.22)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  $ (.92)        $  --          $ (.92)        $11.88        34.30%      $6,235
Year ended 9/30/2002                   (1.08)           --           (1.08)          9.62        (5.88)       3,327
Year ended 9/30/2001                   (1.25)           --           (1.25)         11.27        (3.44)       2,936
Year ended 9/30/2000                   (1.29)           --           (1.29)         12.93         5.29        2,788
Year ended 9/30/1999                   (1.29)         (.05)          (1.34)         13.52         8.11        2,777
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2003                    (.83)           --            (.83)         11.88        33.28          736
Year ended 9/30/2002                   (1.00)           --           (1.00)          9.62        (6.57)         294
Year ended 9/30/2001                   (1.15)           --           (1.15)         11.27        (4.17)         123
Period from 3/15/2000 to 9/30/2000      (.63)           --            (.63)         12.93         (.05)          27
-------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2003                    (.82)           --            (.82)         11.88        33.17          772
Year ended 9/30/2002                    (.99)           --            (.99)          9.62        (6.65)         262
Period from 3/15/2001 to 9/30/2001      (.59)           --            (.59)         11.27        (5.11)          44
-------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2003                  $ (.91)           --          $ (.91)        $11.88       $34.17       $  470
Year ended 9/30/2002                   (1.07)           --           (1.07)          9.62        (5.95)         156
Period from 3/15/2001 to 9/30/2001      (.63)           --            (.63)         11.27        (4.86)          32
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003                    (.91)           --            (.91)         11.88        34.17           28
Period from 2/19/2002 to 9/30/2002      (.64)           --            (.64)          9.62       (10.11)           7
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2003                    (.81)           --            (.81)         11.88        33.01            7
 Period from 2/25/2002 to 9/30/2002     (.57)           --            (.57)          9.62        (9.54)           2
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2003                    (.81)           --            (.81)         11.88        33.03           16
 Period from 2/19/2002 to 9/30/2002     (.59)           --            (.59)          9.62       (10.52)           4
CLASS 529-E:
Year ended 9/30/2003                    (.87)           --            (.87)         11.88        33.73            2
 Period from 3/15/2002 to 9/30/2002     (.56)           --            (.56)          9.62       (12.29)          --/4/
CLASS 529-F:
Year ended 9/30/2003                    (.90)           --            (.90)         11.88        34.06            1
 Period from 9/16/2002 to 9/30/2002     (.04)           --            (.04)          9.62        (2.23)          --/4/



                                      Ratio of    Ratio of net
                                      expenses       income
                                     to average    to average
                                     net assets    net assets
---------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                   .75 %/5/      8.49 %
Year ended 9/30/2002                   .88           9.99
Year ended 9/30/2001                   .83           9.75
Year ended 9/30/2000                   .82           8.87
Year ended 9/30/1999                   .82           9.21
---------------------------------------------------------------
CLASS B:
Year ended 9/30/2003                  1.51  /5/      7.63
Year ended 9/30/2002                  1.59           9.28
Year ended 9/30/2001                  1.57           8.75
Period from 3/15/2000 to 9/30/2000    1.52 /6/       8.18/6/
---------------------------------------------------------------
CLASS C:
Year ended 9/30/2003                  1.60/5/        7.49
Year ended 9/30/2002                  1.67           9.21
Period from 3/15/2001 to 9/30/2001    1.70/6/        8.54/6/
---------------------------------------------------------------
CLASS F:
Year ended 9/30/2003                   .84 %/5/      8.26 %
Year ended 9/30/2002                   .93           9.95
Period from 3/15/2001 to 9/30/2001     .93/6/        9.32/6/
---------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003                   .77/5/        8.36
Period from 2/19/2002 to 9/30/2002    1.07/6/       10.40/6/
---------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2003                  1.73/5/        7.36
 Period from 2/25/2002 to 9/30/2002   1.82/6/        9.67/6/
---------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2003                  1.71/5/        7.43
 Period from 2/19/2002 to 9/30/2002   1.80/6/        9.65/6/
CLASS 529-E:
Year ended 9/30/2003                  1.18/5/        7.94
 Period from 3/15/2002 to 9/30/2002   1.27/6/       10.45/6/
CLASS 529-F:
Year ended 9/30/2003                   .92/5/        7.96
 Period from 9/16/2002 to 9/30/2002    .05            .77


American High-Income Trust / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       41%         34%         44%         46%          30%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Amount less than $1 million.
/5/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.
/6/ Annualized.
                                        American High-Income Trust / Prospectus

Appendix

MOODY'S INVESTORS SERVICE, INC.
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service, Inc. ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from "Aaa" to "C." Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- "Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Aa -- "Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues."

A -- "Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Baa -- "Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ba -- "Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

B -- "Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Caa -- "Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ca -- "Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

C -- "Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("Standard & Poor's") rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- "An obligation rated 'AAA' has the highest-rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


                                     26
American High-Income Trust / Prospectus

AA -- "An obligation rated 'AA' differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."

A -- "An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."

BBB -- "An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation."

BB, B, CCC, CC and C -- "Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."

BB -- "An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B -- "An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

CCC -- "An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC -- "An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C -- "The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued."

D -- "An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                                     27
                                        American High-Income Trust / Prospectus

[logo - American Funds (sm)]           The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR                      American Funds Service Company
          COLLEGEAMERICA/SM/       800 /421-0180, ext. 529
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to ColegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]




Printed on recycled paper
MFGEPR-921-1203 Litho in USA               Investment Company File No. 811-5364
CGD/RRD/8001
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust

[logo - American Funds (sm)]          The right choice for the long term/(R)/




American
High-Income Trust/SM/

















 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 December 1, 2003

Class R-5 shares of American High-Income Trust are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company/SM/. Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering       none
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                         none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                             none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                          none





 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
---------------------------------------------------------------
 Management fees/1/                                 0.39%
---------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
---------------------------------------------------------------
 Other expenses/2/                                  0.13
---------------------------------------------------------------
 Total annual fund operating expenses               0.52



/1/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the fiscal year ended September 30, 2003.
/2/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5*               $53     $167     $291       $653
-------------------------------------------------------------



* Reflects expenses paid by Capital Research and Management Company.

Purchase and exchange of shares -- pages 14-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 16-18

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial highlights/1/ -- pages 25-26

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS
                                                               Net gains
                                                               (losses)
                                    Net asset                on securities
                                     value,        Net      (both realized   Total from
                                    beginning  investment         and        investment
                                    of period    income       unrealized)    operations
------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                 $ 9.62       $.95          $ 2.25         $ 3.20
Period from 5/15/2002 to 9/30/2002    11.30        .42           (1.70)         (1.28)
                                           DIVIDENDS AND DISTRIBUTIONS


                                    Dividends                       Total                                Net assets,    Ratio of
                                    (from net   Distributions     dividends      Net asset                 end of       expenses
                                    investment      (from            and       value, end of   Total       period      to average
                                     income)    capital gains)  distributions     period       return   (in millions)  net assets
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                  $(.94)          --           $(.94)         $11.88      $ 34.61        $75         .52%/2/
Period from 5/15/2002 to 9/30/2002     (.40)          --            (.40)           9.62       (11.41)        42         .23



                                     Ratio of net
                                        income
                                      to average
                                      net assets
--------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                    8.77%
Period from 5/15/2002 to 9/30/2002      4.25





                                         YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER        41%         34%         44%         46%          30%
RATE



/1/ Based on operations for the period shown and, accordingly, may not be representative of a full year.
/2/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.

                           AMERICAN HIGH-INCOME TRUST

                                     Part B
                      Statement of Additional Information

                              December 1, 2003


This document is not a prospectus but should be read in conjunction with the current prospectus of American High-Income Trust (the "fund or "AHIT") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                           American High-Income Trust
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       12
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       25
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       38
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       41
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Shareholder Account Services and Privileges . . . . . . . . . . . .       46
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       49
General Information . . . . . . . . . . . . . . . . . . . . . . . .       49
Class A Share Investment Results and Related Statistics . . . . . .       52
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       55
Financial Statements



                      American High-Income Trust - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest at least 65% of its assets in lower quality, lower rated debt securities, (rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality) and other similar securities, including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

..    The fund may invest up to 25% of its assets in equity securities (including common stock) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

..    The fund may invest up to 5% of its assets in warrants and rights (but no more than 2% of the fund's assets may be invested in warrants or rights that are not listed on either the New York Stock Exchange or American Stock Exchange).

NON-U.S. SECURITIES

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline

                      American High-Income Trust - Page 2
significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

                      American High-Income Trust - Page 3

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

                      American High-Income Trust - Page 4

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie

                      American High-Income Trust - Page 5

Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the

                      American High-Income Trust - Page 6
security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any

                      American High-Income Trust - Page 7
decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

                      American High-Income Trust - Page 8

OPTIONS ON U.S. TREASURY SECURITIES - The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell
(buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 41% and 34%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                      American High-Income Trust - Page 9

These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;

4. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

5. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. government securities.

                      American High-Income Trust - Page 10

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                      American High-Income Trust - Page 11

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION     ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;            14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1987        Private investor; former                  19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                          IHOP Corporation;
 Age: 70                                           Group (non-utility holding                              Southwest Water
                                                   company, subsidiary of Southern                         Company;
                                                   California Edison Company)                              Valero L.P.
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,            12            Allegheny Technologies;
 Age: 55                                           AnAerobics, Inc. (organic waste                         BF Goodrich;
                                                   management)                                             Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989        Chairman of the Board and CEO,            16            None
 Age: 68                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                 14            None
 Age: 57                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991        Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 69                                           AECOM Technology Corporation                            Southwest Water Company
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family             12            None
 Age: 60                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                      American High-Income Trust - Page 12

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4//,5/
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay     President          1995        Senior Vice President and                 1            None
 Age: 47              and Trustee                    Director, Capital Research and
                                                     Management Company; Director,
                                                     Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1987        Senior Vice President and                12            None
 Goldstine            Chairman of                    Director, Capital Research and
 Age: 73              the Board                      Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1987        Executive Vice President and             17            None
 Jr.                  the Board                      Director, Capital Research and
 Age: 54              and Trustee                    Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*; Director, American
                                                     Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------



                      American High-Income Trust - Page 13

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson       Senior Vice President         1997          Senior Vice President, Capital Research Company*
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer        Vice President             1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                           Company; Secretary, American Funds Distributors, Inc.*;
                                                                   Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Jennifer L. Hinman       Vice President             2001          Vice President and Director, Capital Research Company*
 Age: 45
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary               1987          Vice President - Fund Business Management Group, Capital
 Age: 55                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick    Assistant Secretary          1994          Assistant Vice President - Fund Business Management Group,
 Age: 39                                                           Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman           Treasurer               2001          Vice President - Fund Business Management Group, Capital
 Age: 33                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
/1/ Trustees and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                      American High-Income Trust - Page 14

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller            $10,001 - $50,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman            $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez              $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 David C. Barclay               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------


/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $3,500 to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $285 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

                      American High-Income Trust - Page 15

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003


                                                                                  TOTAL COMPENSATION (INCLUDING
                                                                             VOLUNTARILY DEFERRED COMPENSATION/1/)
                                                       AGGREGATE COMPENSATION    FROM ALL FUNDS MANAGED BY
                                                       (INCLUDING VOLUNTARILY      CAPITAL RESEARCH AND
                                                      DEFERRED COMPENSATION /1/)          MANAGEMENT
 NAME                                                      FROM THE FUND        COMPANY OR ITS AFFILIATES/2/
----------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr./3/                                      $5,308                      $105,610
-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                       5,677                       245,035
-------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                              4,738                        58,620
-------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                               4,738                       216,120
-------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                              5,308                       166,395
-------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                              4,738                       137,120
-------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                               4,738                        59,120
-------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts;and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($15,770), H. Frederick Christie ($11,747), Diane C. Creel ($18,757) and Martin Fenton ($18,519). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of November 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                      American High-Income Trust - Page 16

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts.The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

                      American High-Income Trust - Page 17

The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2003:




                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D Jones & Co                                     Class A    21.16%
 Attn: Mutual Fund                                       Class B    14.22
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers            Class B     7.29
 Attn Fund Administration                                Class C    13.34
 4800 Deer Lake Dr E Fl 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                            Class B     5.94
 Surpas House Account                                    Class C    13.04
 7th Floor
 333 W 34th St
 New York, NY  10001-2402
----------------------------------------------------------------------------



COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent

                      American High-Income Trust - Page 18
trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In reviewing the quality of services provided to the fund, the Committee noted that during 2002, the fund's absolute and relative results were negative on an absolute basis and also lagged those of its peers, but for the year to date through July 31, its absolute and relative results were favorable compared to its peers. Representatives of the investment adviser commented on the current economic climate generally and described a number of specific reasons for the fund's

                      American High-Income Trust - Page 19
recent results. The Committee then considered broader issues, such as the quality and depth of the investment adviser's organization. They reviewed the qualifications of the investment professionals currently providing investment management and research services to the fund. In addition, the Committee noted the investment adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL


         RATE                  IN EXCESS OF                   UP TO
-----------------------------------------------------------------------------
        0.30%                   $ 0                        $60 million
-----------------------------------------------------------------------------
        0.21                     60 million                  1 billion
-----------------------------------------------------------------------------
        0.18                      1 billion                  3 billion
-----------------------------------------------------------------------------
        0.16                      3 billion                  6 billion
-----------------------------------------------------------------------------
        0.15                      6 billion
-----------------------------------------------------------------------------



                      American High-Income Trust - Page 20

The agreement also provides for fees based on monthly gross investment income at the following rates:


                        MONTHLY GROSS INVESTMENT INCOME


            RATE                      IN EXCESS OF                   UP TO
-------------------------------------------------------------------------------------
            3.00%                      $        0                  $8,333,333
-------------------------------------------------------------------------------------
            2.50                        8,333,333                  25 million
-------------------------------------------------------------------------------------
            2.00                        25 million
-------------------------------------------------------------------------------------



Assuming net assets of $8.5 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.32%, 0.34%, 0.36%, 0.38% and
0.40%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended September 30, 2003, the investment adviser received $11,083,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $13,653,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $24,736,000. For the fiscal years ended September 30, 2002 and 2001, management fees paid by the fund amounted to $17,589,000 and $13,981,000, respectively. The Board of Trustees approved an amended agreement effective November 1, 2003, reducing the rates to 0.15% on assets in excess of $6 billion. Beginning March 18, 2003, Capital Research and Management Company voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, management fees were reduced by $84,000.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.


                      American High-Income Trust - Page 21

The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                               $947,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                642,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               28,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                                9,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                               20,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                1,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                1,000
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the

                      American High-Income Trust - Page 22

Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $8,680,000          $33,603,000
                                                  2002             4,422,000           16,768,000
                                                  2001             2,648,000           10,203,000
                 CLASS B                          2003             1,946,000           12,912,000
                                                  2002             1,704,000            9,177,000
                                                  2001               765,000            4,307,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003                99,000              378,000
                                                  2002                37,000              141,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                30,000              190,000
                                                  2002                 8,000               65,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.

                      American High-Income Trust - Page 23

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                      American High-Income Trust - Page 24

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $11,640,000                 $1,073,000
------------------------------------------------------------------------------
        CLASS B                   5,165,000                    593,000
------------------------------------------------------------------------------
        CLASS C                   5,207,000                    619,000
------------------------------------------------------------------------------
        CLASS F                     905,000                     94,000
------------------------------------------------------------------------------
      CLASS 529-A                    16,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-B                    41,000                      6,000
------------------------------------------------------------------------------
      CLASS 529-C                    97,000                     13,000
------------------------------------------------------------------------------
      CLASS 529-E                     5,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                     1,000                          0
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                      American High-Income Trust - Page 25
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the

                      American High-Income Trust - Page 26
     value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                      American High-Income Trust - Page 27

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a

                      American High-Income Trust - Page 28
     shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%.
     The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                      American High-Income Trust - Page 29

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



                      American High-Income Trust - Page 30

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be

                      American High-Income Trust - Page 31
reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                      American High-Income Trust - Page 32

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                      American High-Income Trust - Page 33

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.

                      American High-Income Trust - Page 34

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers.

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated com-

                      American High-Income Trust - Page 35
panies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.

                      American High-Income Trust - Page 36

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.

                      American High-Income Trust - Page 37

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement

                      American High-Income Trust - Page 38
     will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

                      American High-Income Trust - Page 39

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

                      American High-Income Trust - Page 40

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the

                      American High-Income Trust - Page 41
terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,

                      American High-Income Trust - Page 42

Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);

                      American High-Income Trust - Page 43

2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

                      American High-Income Trust - Page 44

     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     --You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --Checks must be made payable to the registered shareholder(s).

     --Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the

                      American High-Income Trust - Page 45
same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

                      American High-Income Trust - Page 46

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic

                      American High-Income Trust - Page 47
withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.

                      American High-Income Trust - Page 48

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the investment adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2003, 2002 and 2001, amounted to $27,599,000, $12,796,000 and
$9,841,000, respectively. The volume of securities subject to dealer concessions purchased by the fund increased during the 2003 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $4,075,000 for Class A shares and $496,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in

                      American High-Income Trust - Page 49
accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and

                      American High-Income Trust - Page 50
voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                      American High-Income Trust - Page 51

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - SEPTEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.88
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.34


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 6.48% based on a 30-day (or one month) period ended September 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  =   dividends and interest earned during the period.

             b   =  expenses accrued for the period (net of reimbursements).

             c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =  the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2003 were 29.33%, 5.98% and 6.96%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2003 were 34.30%, 6.80% and 7.37%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment;

                      American High-Income Trust - Page 52

(2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the following:

(1) The Credit Suisse First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. There are a total of 250 sectors which are followed by the Index.

(2) Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

                      American High-Income Trust - Page 53

(3) Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (Baa3/BBB) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.

(4) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                      American High-Income Trust - Page 54

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").



                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      American High-Income Trust - Page 55

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                      American High-Income Trust - Page 56

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                      American High-Income Trust - Page 57

INVESTMENT PORTFOLIO   September 30, 2003

[pie chart]
                                      % of Net Assets

U.S. corporate bonds                       76.7 %
Non-U.S. corporate bonds                   12.3
U.S. Government obligations                 1.3
Non-U.S. government bonds                   2.6
Common stocks & warrants                    2.3
Cash & equivalents                          4.4
Other                                       0.4
[end pie chart]



TEN LARGEST HOLDINGS                  % of Net Assets
Dobson Communications                       3.1
American Tower Systems                      2.0
Edison International                        1.7
Crown Castle International                  1.6
Delhaize America                            1.5
J.C. Penney Co.                             1.4
AES                                         1.4
Nextel Partners                             1.4
Qwest Services                              1.4
Georgia-Pacific                             1.4



                                                                                       PRINCIPAL            MARKET
                                                                                     AMOUNT (000)            VALUE
BONDS, NOTES & equity securities                                                       OR SHARES             (000)

WIRELESS TELECOMMUNICATION SERVICES  -  12.55%
Dobson Communications Corp.:
 Series F, 6.00% convertible preferred  (1)                                             57,760 shares     $  11,668
 12.25% senior exchangeable preferred 2008  (2)                                         61,968               65,822
 13.00% senior exchangeable preferred 2009  (2)                                         27,329               28,422
 8.875% 2013 (1)                                                                 $      38,835               39,466
American Cellular Corp. 10.00% 2011 (1)                                                 61,050               65,934
American Tower Corp.:
 6.25% convertible notes 2009                                                            6,750                6,463
 9.375% 2009                                                                           105,850              108,496
 5.00% convertible debentures 2010                                                      25,925               23,559
American Towers, Inc. 0%/12.25% 2008 (3)                                                38,250               25,627
Crown Castle International Corp.:
 12.75% senior exchangeable preferred 2010  (2) (4)                                      5,757 shares         6,218
 9.00% 2011                                                                      $      11,770               12,211
 9.375% 2011                                                                            15,750               16,892
 0%/10.375% 2011 (3)                                                                    46,000               46,460
 10.75% 2011                                                                            20,000               22,300
 0%/11.25% 2011 (3)                                                                     27,100               27,100
Nextel Partners, Inc.:
 12.50% 2009                                                                            13,765               15,761
 11.00% 2010                                                                            24,375               26,751
 8.125% 2011 (1)                                                                        77,175               75,631
Nextel Communications, Inc. 7.375% 2015                                                 96,300               97,744
Triton PCS, Inc.:
 8.75% 2011                                                                             17,075               17,118
 9.375% 2011                                                                            15,135               15,476
 8.50% 2013                                                                             45,705               49,247
Western Wireless Corp. 9.25% 2013 (1)                                                   69,025               70,751
Centennial Cellular Corp. 10.75% 2008                                                   35,700               35,611
Centennial Communications Corp. and Centennial Cellular
   Operating Co. LLC 10.125% 2013 (1)                                                   31,305               32,401
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                             4,035                4,705
 8.125% 2012                                                                            17,000               20,223
 8.75% 2031                                                                              3,000                3,724
Tritel PCS, Inc. 10.375% 2011                                                            3,173                3,832
Cricket Communications, Inc.:  (5)  (6)
 6.188% 2007                                                                            30,070               14,359
 6.375% 2007                                                                            11,325                5,408
 6.625% 2007                                                                             8,815                4,209
 9.50% 2007                                                                              8,250                3,939
AirGate PCS, Inc. 0%/13.50% 2009 (3)                                                    30,475               23,466
iPCS, Inc. 0%/14.00% 2010 (3)  (6)                                                      27,725                3,188
Mobile Telesystems Finance 5.141% 2004 (1)  (5)                                         18,000               17,977
Cellco Finance NV 12.75% 2005                                                            1,500                1,639
Rogers Cantel Inc. 9.75% 2016                                                            1,375                1,598
Teletrac, Inc. 9.00% 2004 (1) (2) (7)                                                    1,915                  479
                                                                                                          1,051,875

MEDIA  -  10.00%
Young Broadcasting Inc.:
 Series B:
  9.00% 2006                                                                            11,367               11,481
  8.75% 2007                                                                            15,802               16,118
 10.00% 2011                                                                            50,560               53,846
Hollinger Participation Trust 12.125% 2010 (1) (2) (5)                                  41,383               46,815
CanWest Media Inc., Series B:
 10.625% 2011                                                                           16,100               18,354
 7.625% 2013                                                                             6,000                6,450
Cinemark USA, Inc:
 Series B, 8.50% 2008                                                                    4,000                4,170
 9.00% 2013                                                                             47,850               51,319
Liberty Media Corp.:
 7.75% 2009                                                                              4,750                5,472
 7.875% 2009                                                                            12,535               14,518
 5.70% 2013                                                                              5,000                5,003
 8.25% 2030                                                                             18,225               21,173
Quebecor Media Inc.:
 11.125% 2011                                                                           38,178               43,714
 0%/13.75% 2011 (3)                                                                      2,192                1,874
AMC Entertainment Inc.:
 9.50% 2009                                                                             12,000               12,495
 9.50% 2011                                                                             10,150               10,708
 9.875% 2012                                                                            20,150               22,064
Tele-Communications, Inc.:
 9.80% 2012                                                                              9,380               12,399
 7.875% 2013                                                                             3,173                3,822
TCI Communications, Inc. 8.75% 2015                                                      7,500                9,717
Comcast Corp.:
 10.625% 2012                                                                            2,245                2,945
 7.05% 2033                                                                              5,000                5,501
Lenfest Communications, Inc. 7.625% 2008                                                 6,750                7,726
AOL Time Warner Inc.:
 6.15% 2007                                                                             20,000               21,999
 6.875% 2012                                                                             9,500               10,680
Time Warner Inc. 6.875% 2018                                                             5,000                5,563
Antenna TV SA:
 9.00% 2007                                                                             12,450               12,030
 9.75% 2008                                                                      Euro   20,750               23,424
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (1)             $      29,000               32,842
Emmis Communications Corp. 0%/12.50% 2011 (3)                                           35,496               31,769
Gray Communications Systems, Inc.:
 9.25% 2011                                                                             23,675               26,220
 Series C, 8.00% convertible preferred 2012  (1)  (2) (7)                                  300 shares         3,073
Charter Communications Holdings, LLC:
 10.00% 2009                                                                     $       1,125                  894
 10.25% 2010 (1)                                                                         6,750                6,834
 0%/11.75% 2010 (3)                                                                      3,425                2,432
 0%/9.92% 2011 (3)                                                                       4,900                3,491
 0%/11.75% 2011 (3)                                                                     11,175                6,202
 0%/13.50% 2011 (3)                                                                      5,525                3,481
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (3)                       2,850                1,482
Carmike Cinemas, Inc., Series B, 10.375% 2009                                           22,720               23,970
EchoStar DBS Corp. 9.125% 2009                                                          19,925               22,665
Regal Cinemas Corp., Series B, 9.375% 2012                                              17,750               20,057
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                  19,050               19,764
Univision Communications Inc. 7.85% 2011                                                14,960               17,781
Adelphia Communications Corp.:
 10.25% 2006 (6)                                                                         9,955                6,819
 Series B, 13.00% preferred 2009  (4)                                                   36,196 shares           299
 10.25% 2011 (6)                                                                 $       9,850                6,993
Century Communications Corp. 0% 2003 (8)                                                 4,565                2,899
Clear Channel Communications, Inc.:
 4.625% 2008                                                                             3,000                3,149
 4.25% 2009                                                                              4,625                4,687
Chancellor Media Corp. of Los Angeles 8.00% 2008                                         6,699                7,670
RH Donnelley Inc.: (1)
 8.875% 2010                                                                            10,605               11,931
 10.875% 2012                                                                            3,000                3,555
British Sky Broadcasting Group PLC:
 6.875% 2009                                                                             5,000                5,597
 8.20% 2009                                                                              7,500                8,911
NextMedia Operating, Inc. 10.75% 2011                                                   12,000               13,500
Cox Communications, Inc. 7.75% 2010                                                     11,005               13,163
Radio One, Inc., Series B, 8.875% 2011                                                  10,250               11,198
Mediacom LLC and Mediacom Capital Corp.:
 7.875% 2011                                                                             3,000                2,737
 9.50% 2013                                                                              7,115                6,777
Entravision Communications Corp. 8.125% 2009                                             8,500                8,946
LBI Media, Inc. 10.125% 2012                                                             7,375                8,112
Entercom Radio, LLC 7.625% 2014                                                          6,500                6,874
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                    5,000                5,687
Sun Media Corp. 7.625% 2013                                                              4,250                4,484
News America Inc. 6.75% 2038                                                             2,990                3,246
RBS Participacoes SA 11.00% 2007 (1)                                                     4,500                2,947
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006 (1)  (6)                 2,600                1,027
Globo Comunicacoes e Participacoes SA 10.625% 2008 (1)  (6)                              2,485                  982
PanAmSat Corp. 6.125% 2005                                                               1,025                1,048
Cox Radio, Inc. 6.625% 2006                                                                250                  270
                                                                                                            837,845

MATERIALS  -  9.21%
Georgia-Pacific Corp.:
 7.50% 2006                                                                             18,875               19,536
 7.375% 2008 (1)                                                                        35,200               36,476
 8.125% 2011                                                                            29,250               30,566
 9.50% 2022                                                                              8,150                8,231
 9.125% 2022                                                                             3,000                2,985
 8.25% 2023                                                                              5,000                4,650
 8.875% 2031                                                                            10,095               10,196
Fort James Corp. 6.625% 2004                                                             1,600                1,648
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                   5,500                5,252
 Series B, 9.875% 2007                                                                   2,000                1,915
 9.50% 2008                                                                             22,215               20,660
 10.875% 2009                                                                           34,885               31,222
 11.125% 2012                                                                           14,340               14,125
 10.50% 2013                                                                             1,950                1,872
Equistar Chemicals, LP 10.625% 2011 (1)                                                 10,500               10,447
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                        61,205               68,703
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                             9,425               10,085
 7.75% 2011                                                                             15,985               16,624
 8.75% 2012                                                                             22,225               23,947
Owens-Illinois, Inc.:
 8.10% 2007                                                                              5,250                5,414
 7.35% 2008                                                                              4,440                4,329
 7.50% 2010                                                                              2,000                1,940
Jefferson Smurfit Corp. (U.S.):
 8.25% 2012                                                                             21,450               22,522
 7.50% 2013                                                                             18,550               18,921
Stone Container Corp.:
 9.25% 2008                                                                              6,425                7,019
 9.75% 2011                                                                             10,700               11,716
Abitibi-Consolidated Co. of Canada:
 5.25% 2008                                                                             11,500               11,075
 6.00% 2013                                                                             33,075               31,190
Abitibi-Consolidated Inc. 8.55% 2010                                                    13,500               14,764
Potlatch Corp. 10.00% 2011                                                              30,853               34,401
Kappa Beheer BV:
 10.625% 2009                                                                    Euro   16,250               20,477
 0%/12.50% 2009 (3)                                                                      6,150                7,212
United States Steel Corp.:
 10.75% 2008                                                                     $       5,500                5,885
 9.75% 2010                                                                             20,000               20,600
Gerdau Ameristeel Corp. 10.375% 2011 (1)                                                24,375               24,619
Graphic Packaging International, Inc. 8.50% 2011 (1)                                    21,600               23,490
AK Steel Corp.:
 7.875% 2009                                                                             9,495                6,836
 7.75% 2012                                                                             20,900               14,525
Longview Fibre Co. 10.00% 2009                                                          17,950               20,014
Oregon Steel Mills, Inc. 10.00% 2009                                                    23,724               19,572
Steel Dynamics, Inc. 9.50% 2009                                                         15,930               17,125
Norampac Inc. 6.75% 2013 (1)                                                            15,700               16,092
Luscar Coal Ltd. 9.75% 2011                                                             13,925               15,944
Earle M. Jorgensen Co. 9.75% 2012                                                       14,725               15,756
Smurfit Capital Funding PLC 6.75% 2005                                                  10,175               10,480
Tekni-Plex, Inc., Series B, 12.75% 2010                                                 10,575               10,416
Millennium America Inc. 9.25% 2008                                                       9,100                9,487
Ball Corp., Series A, 6.875% 2012                                                        7,500                7,772
Peabody Energy Corp., Series B, 6.875% 2013                                              7,000                7,332
UCAR Finance Inc. 10.25% 2012                                                            5,551                6,092
Allegheny Technologies, Inc. 8.375% 2011                                                 5,000                4,425
Norske Skogindustrier ASA 7.125% 2033 (1)                                                2,500                2,582
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (6)                                          125                   58
Indah Kiat International Finance Co. BV 11.875% 2002 (8)                                 2,250                1,046
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (8)                                        11,875                  950
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002 (8)                                                                         2,500                  637
 10.75% 2007 (6)                                                                           550                  143
APP International Finance Co. BV 11.75% 2005 (6)                                           275                  121
                                                                                                            772,119

TECHNOLOGY HARDWARE & EQUIPMENT  -  8.20%
Solectron Corp.:
 Series B, 7.375% 2006                                                                  13,095               13,455
 9.625% 2009                                                                            54,425               60,276
 0% LYON convertible notes 2020                                                         69,150               39,415
Xerox Corp.:
 7.15% 2004                                                                              5,500                5,651
 9.75% 2009                                                                              2,000                2,230
 7.125% 2010                                                                            46,625               46,508
 7.625% 2010                                                                             5,000                4,956
Xerox Capital (Europe) PLC 5.875% 2004                                                  28,500               28,785
ON Semiconductor Corp.:
 13.00% 2008                                                                            37,165               42,554
 Semiconductor Components Industries, LLC 12.00% 2010 (5)                               22,125               26,052
SCG Holding Corp. 12.00% 2009                                                            3,305                3,462
Sanmina-SCI Corp. 10.375% 2010                                                          51,750               60,936
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                        12,000               10,935
Micron Technology, Inc.:
 6.50% 2005 (1)                                                                         45,000               43,650
 2.50%  convertible notes 2010  (1)                                                      8,000               10,680
Amkor Technology, Inc.:
 5.75% convertible notes 2006                                                            6,800                6,502
 9.25% 2008                                                                             19,935               21,629
 7.75% 2013 (1)                                                                         21,310               21,523
Fairchild Semiconductor Corp.:
 5.00% convertible notes 2008                                                           17,850               17,560
 10.50% 2009                                                                            27,675               30,927
Motorola, Inc.:
 7.625% 2010                                                                             7,000                8,015
 8.00% 2011                                                                             14,235               16,513
 7.50% 2025                                                                              9,500               10,212
 6.50% 2028                                                                              3,175                3,076
 5.22% 2097                                                                              4,550                3,401
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                        25,750               25,235
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                          20,200               20,654
Nortel Networks Ltd. 6.125% 2006                                                        17,925               18,104
Celestica Inc. 0% convertible debentures 2020                                           32,625               17,332
Flextronics International Ltd.:
 9.75% 2010                                                                      Euro   11,310               14,516
 6.50% 2013 (1)                                                                  $       2,500                2,494
Jabil Circuit, Inc. 5.875% 2010                                                         14,750               15,341
Lucent Technologies Inc. 7.25% 2006                                                     15,000               14,512
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                        14,700               12,550
LSI Logic Corp. 4.00% convertible notes 2006                                             3,000                2,884
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                                      2,600                2,223
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                    1,525                1,483
TriQuint Semiconductor, Inc. 4.00% convertible subordinated notes 2007                   1,060                  918
                                                                                                            687,149

RETAILING  -  7.52%
Delhaize America, Inc.:
 7.375% 2006                                                                            33,325               35,824
 8.125% 2011                                                                            55,645               61,488
 9.00% 2031                                                                             23,000               25,702
J.C. Penney Co., Inc.:
 7.05% 2005                                                                              6,380                6,667
 Series A, 6.50% 2007                                                                      250                  261
 7.60% 2007                                                                              1,375                1,492
 7.375% 2008                                                                             7,030                7,522
 8.00% 2010                                                                             24,000               26,460
 9.00% 2012                                                                              4,020                4,563
 6.875% 2015                                                                             7,920                7,841
 7.65% 2016                                                                              2,000                2,100
 7.95% 2017                                                                             14,750               15,635
 9.75% 2021 (9)                                                                          8,136                8,502
 8.25% 2022 (9)                                                                         13,937               14,425
 7.125% 2023                                                                               500                  475
 8.125% 2027                                                                             8,925                9,193
 7.40% 2037                                                                              5,745                6,118
 7.625% 2097                                                                             9,875                9,134
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                             23,765               23,646
 8.25% 2010                                                                             16,027               17,309
 6.50% 2017                                                                      Lira    1,375                2,056
Koninklijke Ahold NV 5.875% 2008                                                 Euro   15,750               18,285
Koninklijke KPN NV 4.00% convertible note 2005                                          10,000               11,143
Ahold Lease Pass Through Trust: (9)
 Series 2001-A-1, 7.82% 2020                                                     $       3,452                3,368
 Series 2001-A-2, 8.62% 2025                                                             7,345                7,203
Amazon.com, Inc.:                                                                                            11,721
 4.75% convertible subordinated debentures 2009                                         12,225               68,354
 6.875% PEACS convertible subordinated notes 2010                                Euro   59,550
Saks Inc.:                                                                                                    5,375
 7.50% 2010                                                                      $       5,000               19,543
 9.875% 2011                                                                            16,492               15,125
 7.375% 2019                                                                            15,050
Gap, Inc.:                                                                                                    2,137
 9.90% 2005 (5)                                                                          1,900               17,474
 6.90% 2007                                                                             16,180               19,574
 10.55% 2008 (5)                                                                        16,210
Dillard's, Inc.:                                                                                              5,300
 6.125% 2003                                                                             5,300                2,994
 6.43% 2004                                                                              2,950                  970
 6.69% 2007                                                                              1,000                2,817
 6.30% 2008                                                                              2,950                5,912
 6.625% 2018                                                                             6,915                6,215
 7.00% 2028                                                                              7,720                6,697
Mercantile Stores Company, Inc. 8.20% 2022 (9)                                           7,125                2,225
Dillard Department Stores, Inc. 7.875% 2023                                              2,500
Pathmark Stores, Inc.:                                                                                       11,793
 8.75% 2012 (1)                                                                         11,450               16,789
 8.75% 2012                                                                             16,300
Toys "R" Us, Inc.:                                                                                            1,898
 6.875% 2006                                                                             1,750                2,181
 7.625% 2011                                                                             2,000               19,991
 7.875% 2013                                                                            18,250               15,983
Office Depot, Inc. 10.00% 2008                                                          13,375               12,561
PETCO Animal Supplies, Inc. 10.75% 2011                                                 10,875               10,200
Payless ShoeSource, Inc. 8.25% 2013 (1)                                                 10,000                4,935
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (9) (10)                         9,665                3,732
Kmart Corp. Pass Through Trust, Series 1995 K-2, 9.78% 2020 (9)  (10)                    9,089
Rite Aid Corp.:                                                                                               1,504
 6.875% 2013                                                                             1,600                5,464
 7.70% 2027                                                                              6,280                4,089
Staples, Inc. 7.375% 2012                                                                3,500
Great Atlantic & Pacific Tea Co., Inc.:                                                                         283
 9.125% 2011                                                                               300
 9.375% QUIBS preferred 2039                                                            18,500 shares           423
                                                                                                            630,671

HOTELS, RESTAURANTS & LEISURE  -  6.38%
Six Flags, Inc.:
 7.25% PIERS convertible preferred 2009, Series B                                    1,000,000               19,600
 9.50% 2009                                                                      $      13,000               12,448
 8.875% 2010                                                                            25,125               23,178
 9.75% 2013 (1)                                                                         16,125               15,238
Premier Parks Inc. 9.75% 2007                                                           14,875               14,689
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                             18,668               19,275
 6.75% 2008                                                                              7,340                7,450
 8.00% 2010                                                                             13,750               14,575
 8.75% 2011                                                                             12,000               13,140
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                             7,055                7,646
 6.375 2009 (1)                                                                         14,160               14,355
 8.375% 2011                                                                             4,000                4,380
 8.00% 2012                                                                              7,775                8,436
MGM Mirage, Inc.:
 6.00% 2009                                                                             11,750               11,867
 8.50% 2010                                                                              3,100                3,503
Mirage Resorts, Inc.:
 6.625% 2005                                                                             1,950                2,038
 6.75% 2007                                                                              7,450                7,860
 6.75% 2008                                                                              4,800                5,076
Boyd Gaming Corp.:
 9.25% 2009                                                                              6,595                7,395
 7.75% 2012                                                                             15,500               16,081
 8.75% 2012                                                                              4,500                4,899
Buffets, Inc. 11.25% 2010                                                               22,400               23,408
IT&T Corp. 6.75% 2005                                                                   12,000               12,705
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                             6,625                7,138
 7.875% 2012                                                                             2,575                2,833
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                   19,500               20,987
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                            10,875               11,799
 7.125% 2007                                                                             3,850                4,372
 8.00% 2011                                                                              3,189                3,783
Station Casinos, Inc.:
 8.375% 2008                                                                            16,250               17,611
 9.875% 2010                                                                             2,000                2,222
Extended Stay America, Inc. 9.875% 2011                                                 17,625               19,542
Argosy Gaming Co.:
 10.75% 2009                                                                             7,375                8,122
 9.00% 2011                                                                             10,350               11,307
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012          17,380               17,380
Hilton Hotels Corp.:
 7.625% 2008                                                                             4,700                5,170
 7.20% 2009                                                                              9,710               10,487
 8.25% 2011                                                                              1,290                1,448
YUM  Brands, Inc. 7.70% 2012                                                            14,150               15,742
Coast Hotels and Casinos, Inc. 9.50% 2009                                               14,500               15,551
Eldorado Resorts LLC 10.50% 2006                                                        14,250               14,464
Florida Panthers Holdings, Inc. 9.875% 2009                                             12,250               13,123
Jupiters Ltd. 8.50% 2006                                                                11,780               12,914
Sbarro, Inc. 11.00% 2009                                                                14,000               12,180
International Game Technology:
 7.875% 2004                                                                             6,000                6,216
 8.375% 2009                                                                             3,250                3,946
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007           10,250               10,045
Mandalay Resort Group, Series B, 10.25% 2007                                             7,500                8,663
CKE Restaurants, Inc. 9.125% 2009                                                        6,179                6,241
Ameristar Casinos, Inc. 10.75% 2009                                                      2,000                2,285
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (1)  (6) (7)                 10,508                    1
                                                                                                            534,814

DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.15%
Qwest Services Corp.: (1)
 13.00% 2007                                                                            46,641               52,471
 13.50% 2010                                                                            17,530               20,510
 14.00% 2014                                                                             8,097                9,777
Qwest Capital Funding, Inc. 7.75% 2006                                                  29,100               28,664
Qwest Corp. 8.875% 2012 (1)                                                              3,600                4,014
U S WEST, Inc. 7.20% 2004                                                                1,500                1,549
Sprint Capital Corp.:
 7.90% 2005                                                                              1,500                1,621
 7.125% 2006                                                                            10,140               11,142
 6.00% 2007                                                                             13,502               14,543
 7.625% 2011                                                                            23,860               26,942
 8.375% 2012                                                                            10,550               12,468
 6.90% 2019                                                                             12,332               12,679
NTL Inc. 19.00% 2010 (2)                                                                36,245               35,339
Comcast UK Cable Partners Ltd. 11.20% 2007                                              20,605               20,734
Cincinnati Bell Inc. 7.25% 2013 (1)                                                     51,750               51,491
AT&T Corp. 7.80% 2011 (5)                                                               32,000               37,055
TeleWest PLC: (6)
 9.625% 2006                                                                             6,100                2,898
 11.00% 2007                                                                            18,160                8,944
Telewest Communications PLC: (6)
 11.25% 2008                                                                             9,210                4,467
 9.875% 2010                                                                            29,883               13,970
 0%/11.375% 2010 (3)                                                                    12,000                4,380
France Telecom 9.00% 2011 (5)                                                           17,250               21,107
NTELOS, Inc. 9.00% convertible bonds 2013 (1) (7)                                       14,555               14,656
TELUS Corp. 7.50% 2007                                                                   8,250                9,286
FairPoint Communications, Inc. 11.875% 2010                                              4,950                5,668
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                     4,750                5,445
GT Group Telecom Inc. 0%/13.25% 2010 (3)  (6)                                           11,000                   23
VoiceStream Wireless Corp. 10.375% 2009                                                      1                    1
XO Communications, Inc. 14.00% preferred 2009 (2) (4)                                       40 shares             0
                                                                                                            431,844

UTILITIES  -  4.73%
Edison Mission Energy:
 10.00% 2008                                                                     $       7,000                6,195
 7.73% 2009                                                                             21,375               17,528
 9.875% 2011                                                                            18,625               16,018
Southern California Edison 8.00% 2007 (1)                                               30,725               34,489
Mission Energy Holding Co. 13.50% 2008                                                  34,975               23,258
Edison International 6.875% 2004                                                        20,000               20,450
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                       15,350               14,285
Homer City Funding LLC 8.734% 2026 (9)                                                  10,800               11,124
AES Corp.:
 10.00% 2005 (1)                                                                        14,450               14,956
 9.50% 2009                                                                             19,357               20,034
 9.375% 2010                                                                            10,569               10,833
 8.75% 2013 (1)                                                                         43,985               46,404
 9.00% 2015 (1)                                                                         15,150               16,097
AES Trust VII 6.00% convertible preferred 2008                                         264,925 shares        10,067
Dynegy Holdings Inc.: (1)
 9.875% 2010                                                                     $      18,025               18,926
 10.125% 2013                                                                           37,140               39,368
Duke Capital Corp. 7.50% 2009                                                           18,375               20,703
Drax Holdings Ltd., Series B, 10.41% 2020 (9)                                           22,975               17,231
FPL Energy American Wind, LLC 6.639% 2023 (1)  (9)                                      14,475               14,711
Nevada Power Co. 9.00% 2013 (1)                                                          8,000                8,300
TNP Enterprises, Inc., Series B, 10.25% 2010                                             4,250                4,399
Williams Companies, Inc. 8.125% 2012                                                     1,750                1,829
Williams Holdings of Delaware, Inc. 6.25% 2006                                           1,250                1,250
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                                2,550                2,618
El Paso Corp. 7.875% 2012                                                                3,000                2,535
Dominion Resources, Inc., Series 2002-C, 5.70% 2012  (5)                                 1,800                1,917
Oncor Electric Delivery Co. 6.375% 2012                                                    670                  750
                                                                                                            396,275

FINANCIALS  -  3.96%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
  preferred (undated) (1)  (5)                                                          50,580               54,566
IBJ Preferred Capital Co. LLC, Series A, 8.79%
  noncumulative preferred (undated) (1)  (5)                                            36,650               37,841
Capital One Financial Corp.:
 7.25% 2006                                                                              5,500                5,912
 8.75% 2007                                                                             32,815               36,980
 7.125% 2008                                                                             5,000                5,407
Capital One Bank 6.50% 2013                                                             12,500               12,817
Providian Financial Corp.:
 3.25% convertible debentures 2005                                                      20,000               18,800
 Series A, 9.525% 2027 (1) (11)                                                         15,000               13,725
UFJ Finance Aruba AEC 6.75% 2013                                                        16,745               17,575
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative
  preferred (undated) (1)  (5)                                                          13,500               14,677
MBNA Corp.:
 5.625% 2007                                                                            10,000               10,876
 Series F, 7.50% 2012                                                                    7,500                8,773
 MBNA Capital A, Series A, 8.278% 2026                                                   7,500                8,129
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                 9,750               11,705
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1)  (5)          8,480                9,158
Bayer Hypo-Vereinsbank 8.741% 2031 (1)                                                   9,903               10,944
ACE Capital Trust II 9.70% 2030                                                          6,250                8,172
Mangrove Bay Pass Through Trust 6.102% 2033 (1)                                          8,000                7,976
Household Finance Corp. 6.40% 2008                                                       6,000                6,741
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (9)                                 5,000                6,157
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred          106,389 shares         6,022
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                 $       4,500                4,916
CNA Financial Corp. 7.25% 2023                                                           5,000                4,667
Kazkommerts International BV 8.50% 2013 (1)                                              3,500                3,421
Advanta Capital Trust I, Series B, 8.99% 2026                                            4,500                2,948
Sovereign Capital Trust I 9.00% 2027                                                     2,500                2,772
                                                                                                            331,677

AUTOMOBILES & COMPONENTS  -  3.60%
Ford Motor Credit Co.:
 6.875% 2006                                                                            13,500               14,369
 6.50% 2007                                                                             25,000               26,440
 7.375% 2009                                                                            14,000               14,941
 7.875% 2010                                                                            12,025               13,055
 7.25% 2011                                                                             10,000               10,452
 7.375% 2011                                                                            19,000               20,013
Ford Motor Co. Capital Trust II 6.50% cumulative convertible
  trust preferred 2032                                                                 160,600 shares         6,956
General Motors Acceptance Corp.:
 6.125% 2006                                                                     $       5,000                5,315
 6.125% 2007                                                                            13,500               14,285
 6.15% 2007                                                                             10,000               10,598
 6.875% 2011                                                                            12,000               12,475
 6.875% 2012                                                                            27,500               28,499
General Motors Corp.:
 7.20% 2011                                                                              7,250                7,650
 Series B, 5.25% convertible debentures 2032                                               500               11,490
TRW Automotive Acquisition Corp.: (1)
 9.375% 2013                                                                            18,850               21,301
 11.00% 2013                                                                             2,520                2,948
Tenneco Automotive Inc.:
 Series B, 11.625% 2009                                                                 11,000               10,890
 10.25% 2013 (1)                                                                         3,875                4,224
Stoneridge, Inc. 11.50% 2012                                                            13,075               15,004
Lear Corp., Series B, 8.11% 2009                                                        12,675               14,640
Visteon Corp. 8.25% 2010                                                                 9,000                9,606
ArvinMeritor, Inc.:
 6.625% 2007                                                                               750                  743
 8.75% 2012                                                                              4,375                4,605
Meritor Automotive, Inc. 6.80% 2009                                                      2,200                2,145
Dana Corp. 10.125% 2010                                                                  4,925                5,528
R.J. Tower Corp. 12.00% 2013 (1)                                                         5,000                5,100
Dura Operating Corp., Series B, 8.625% 2012                                              4,625                4,822
DaimlerChrysler North America Holding Corp. 7.20% 2009                                   3,000                3,366
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (6) (7)                               9,650                  121
                                                                                                            301,581

OIL & GAS  -  3.53%
Premcor Refining Group Inc.:
 9.25% 2010                                                                             12,675               13,879
 9.50% 2013                                                                             27,375               30,249
 7.50% 2015                                                                             18,550               18,596
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                             2,225                2,281
 8.875% 2007                                                                            29,140               29,869
 8.625% 2008                                                                             1,120                1,159
Port Arthur Finance Corp. 12.50% 2009 (9)                                                1,906                2,220
General Maritime Corp. 10.00% 2013                                                      33,990               38,154
Western Oil Sands Inc. 8.375% 2012                                                      30,355               34,529
Petrozuata Finance, Inc., Series B: (9)
 8.22% 2017 (1)                                                                         29,490               25,361
 8.22% 2017                                                                              6,900                5,934
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                    1,750                1,881
 7.625% 2011                                                                             3,500                3,763
 8.375% 2012                                                                            22,000               23,980
Overseas Shipholding Group, Inc.:
 8.25% 2013                                                                             11,000               11,550
 8.75% 2013                                                                              7,000                7,499
Teekay Shipping Corp. 8.875% 2011                                                       16,875               18,731
Pogo Producing Co.:
 10.375% 2009                                                                            8,250                8,889
 Series B, 8.25% 2011                                                                    1,700                1,857
XTO Energy Inc.:
 7.50% 2012                                                                              4,450                4,973
 6.25% 2013                                                                              3,000                3,120
Valero Energy Corp. 6.125% 2007                                                          3,940                4,324
Pemex Project Funding Master Trust:
 7.875% 2009                                                                             1,400                1,596
 8.625% 2022                                                                             1,170                1,310
                                                                                                            295,704

CONSUMER DURABLES & APPAREL  -  3.18%
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                            12,480               14,570
 8.875% 2012                                                                            14,475               15,561
 7.75% 2013 (1)                                                                         15,750               16,301
D.R. Horton, Inc.:
 8.00% 2009                                                                             14,770               16,210
 9.75% 2010                                                                              3,000                3,390
 6.875% 2013                                                                             3,000                3,030
Schuler Homes, Inc. 10.50% 2011                                                          6,280                7,151
WCI Communities, Inc.:
 10.625% 2011                                                                           21,600               23,760
 9.125% 2012                                                                             5,325                5,724
Ryland Group, Inc.:
 5.375% 2008                                                                            18,000               18,203
 9.75% 2010                                                                              9,825               11,274
MDC Holdings, Inc.:
 7.00% 2012                                                                             15,900               17,507
 5.50% 2013                                                                              4,000                4,007
William Lyon Homes, Inc. 10.75% 2013                                                    17,495               19,070
Warnaco Inc. 8.875% 2013 (1)                                                            15,875               17,105
Toll Corp.:
 8.25% 2011                                                                              1,750                1,916
 8.25% 2011                                                                              5,500                6,023
Toll Brothers, Inc. 6.875% 2012                                                          6,750                7,570
Beazer Homes USA, Inc. 8.375% 2012                                                      13,250               14,376
Levi Strauss & Co.:
 11.625% 2008                                                                    Euro    3,316                3,250
 11.625% 2008                                                                    $       2,400                1,980
 12.25% 2012                                                                             9,125                7,346
Salton/Maxim Housewares, Inc. 10.75% 2005                                                4,300                4,246
Salton, Inc. 12.25% 2008                                                                 6,575                6,460
Boyds Collection, Ltd., Series B, 9.00% 2008                                             8,122                8,254
Lennar Corp.:
 7.625% 2009                                                                             3,250                3,797
Series B, 9.95% 2010                                                                     2,500                2,895
Pulte Homes, Inc.:
 7.875% 2032                                                                             2,430                2,770
 6.375% 2033                                                                             2,500                2,407
                                                                                                            266,153

CAPITAL GOODS  -  3.00%
Tyco International Group SA:
 6.375% 2005                                                                             9,900               10,346
 6.125% 2008                                                                            21,225               22,286
 6.125% 2009                                                                            11,500               12,075
 6.375% 2011                                                                            11,500               11,917
Terex Corp.:
 8.875% 2008                                                                             2,000                2,095
 9.25% 2011                                                                             23,900               26,290
 Class B, 10.375% 2011                                                                  12,300               13,838
Technical Olympic USA, Inc.:
 9.00% 2010                                                                             17,400               18,444
 10.375% 2012                                                                           19,500               21,060
American Standard Inc.:
 7.375% 2005                                                                             7,220                7,671
 7.375% 2008                                                                             4,450                4,884
 8.25% 2009                                                                             10,190               11,515
 7.625% 2010                                                                             8,850                9,912
Cummins Inc. 9.50% 2010 (1)                                                             12,475               14,284
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (1)                    180,000 shares        10,575
Bombardier Capital Inc., Series A, 6.125% 2006 (1)                               $      12,200               12,902
Nortek, Inc., Class B:
 9.125% 2007                                                                             4,000                4,140
 9.25% 2007                                                                              1,000                1,035
 9.875% 2011                                                                             5,350                5,684
Koppers Industry Inc. 9.875% 2013 (1)                                                    9,875                9,875
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
   preferred capital securities (1)                                                    351,648 shares         9,231
AGCO Corp. 9.50% 2008                                                            $       5,250                5,696
Jacuzzi Brands, Inc. 9.625% 2010 (1)                                                     3,000                3,128
NMHG Holding Co. 10.00% 2009                                                             2,000                2,210
                                                                                                            251,093

COMMERCIAL SERVICES & SUPPLIES  -  2.23%
Allied Waste North America, Inc.:
 Series B, 7.625% 2006                                                                   7,000                7,350
 8.50% 2008                                                                             18,000               19,530
 Series B, 8.875% 2008                                                                  18,750               20,391
 10.00% 2009                                                                            48,225               52,505
United Rentals (North America), Inc.:
 10.75% 2008 (1)                                                                        18,575               20,665
 10.75% 2008                                                                             5,000                5,563
Cendant Corp.:
 6.25% 2008                                                                              6,000                6,598
 7.125% 2015                                                                             7,500                8,539
PHH Corp. 7.125% 2013                                                                    5,000                5,602
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                 19,850               20,049
Waste Management, Inc.:
 6.875% 2009                                                                             1,500                1,702
 7.375% 2010                                                                             3,000                3,512
WMX Technologies, Inc.:
 6.375% 2003                                                                             1,000                1,007
 7.10% 2026                                                                              2,150                2,360
Synagro Technologies, Inc. 9.50% 2009                                                    4,000                4,400
Stericycle, Inc., Series B, 12.375% 2009                                                 3,407                3,935
Protection One Alarm Monitoring, Inc. 13.625% 2005 (5) (7)                               3,543                3,012
Safety-Kleen Services, Inc. 9.25% 2008 (6) (7)                                           7,000                  140
                                                                                                            186,860

FOOD & BEVERAGES  -  1.65%
Burns Philp Capital Pty Ltd.: (1)
 9.50% 2010                                                                             16,750               17,588
 10.75% 2011                                                                            14,575               15,304
 9.75% 2012                                                                             52,247               52,508
Constellation Brands, Inc. 8.125% 2012                                                  16,200               17,577
Canandaigua Brands, Inc. 8.50% 2009                                                      1,300                1,378
Del Monte Corp. 8.625% 2012 (1)                                                         16,775               18,411
Fage Dairy Industry SA 9.00% 2007                                                       10,000               10,050
Dole Food Co., Inc. 8.875% 2011                                                          5,210                5,575
                                                                                                           138,391

HEALTH CARE PROVIDERS & SERVICES  -  1.40%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                             13,250               13,995
 7.00% 2007                                                                              8,255                8,999
HCA Inc.:
 6.95% 2012                                                                              5,000                5,313
 6.25% 2013                                                                             16,275               16,533
Quintiles Transnational 10.00% 2013 (1)                                                 29,100               30,191
Concentra Operating Corp.:
 Series A, 13.00% 2009                                                                   5,775                6,439
 9.50% 2010 (1)                                                                         20,350               21,368
Tenet Healthcare Corp.:
 5.375% 2006                                                                             5,515                5,432
 6.375% 2011                                                                             7,500                7,219
Integrated Health Services, Inc.: (6) (7)
 10.25% 2006 (5)                                                                        11,250                  253
 Series A:
  9.50% 2007                                                                            37,500                  844
  9.25% 2008                                                                            46,250                1,041
                                                                                                            117,627

TRANSPORTATION  -  1.17%
Northwest Airlines, Inc.:
 8.52% 2004                                                                              3,625                3,516
 7.625% 2005                                                                             5,250                4,633
 8.875% 2006                                                                            20,090               15,520
 9.875% 2007                                                                            13,250               10,269
 7.875% 2008                                                                            13,900               10,286
Continental Airlines, Inc.:
 8.00% 2005                                                                              9,815                9,054
 Series 2000-2, Class C, 8.312% 2011 (9)                                                 6,942                5,273
 Series 2000-1, Class A-1, 8.048% 2022 (9)                                               3,161                3,110
TFM, SA de CV:
 10.25% 2007                                                                             2,295                2,375
 11.75% 2009                                                                             9,600                9,888
 12.50% 2012                                                                             2,310                2,553
Kansas City Southern Railway Co.:
 9.50% 2008                                                                              3,375                3,738
 7.50% 2009                                                                              5,365                5,593
RailAmerica Transportation Corp. 12.875% 2010                                            6,545                7,249
International Shipholding Corp., Series B, 7.75% 2007                                    1,950                1,848
Delta Air Lines, Inc. 9.75% 2021                                                         2,200                1,474
USAir, Inc. Pass Through Trust, Series 1993-A3, 10.375% 2013 (6) (9)                     2,977                  930
United Air Lines, Inc.: (6)
 9.00% 2003                                                                              3,000                  296
 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (9)                            1,907                  381
                                                                                                             97,986

REAL ESTATE  -  0.82%
Host Marriott, LP:
 Series E, 8.375% 2006                                                                   7,450                7,832
 Series G, 9.25% 2007                                                                    2,150                2,357
 Series I, 9.50% 2007                                                                    3,550                3,905
HMH Properties, Inc.:
 Series A, 7.875% 2005                                                                  10,510               10,825
 Series B, 7.875% 2008                                                                   1,350                1,394
Felcor Lodging LP:
 10.00% 2008 (5)                                                                         1,500                1,620
 8.50% 2011                                                                             16,465               17,618
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008             200,000 shares         9,840
MeriStar Hospitality Operating Partnership, MeriStar Hospitality Finance:
 Corp. II 10.50% 2009                                                            $       2,250                2,441
 Corp. III 9.125% 2011                                                                   5,125                5,407
Rouse Co. 7.20% 2012                                                                     5,000                5,703
                                                                                                             68,942

OTHER  -  0.66%
Freddie Mac 4.25% 2005                                                                  20,000               20,933
Elan Finance Corp. Ltd. 0% convertible notes 2018                                       20,325               12,144
Iron Mountain Inc.:
 Pierce Leahy Command Co., 8.125% 2008                                                     550                  573
 8.625% 2013                                                                             2,000                2,140
 7.75% 2015                                                                              6,200                6,433
Playtex Products, Inc. 9.375% 2011                                                       5,750                5,549
Electronic Data Systems Corp. 6.85% 2004                                                 5,000                5,183
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2,
  Class E, 7.624% 2029 (5)  (9)                                                          2,500                2,226
Exodus Communications, Inc. 11.625% 2010 (6)                                             4,076                   82
                                                                                                             55,263


ASSET-BACKED OBLIGATIONS  -  0.33%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
  Class FX, 10.421% 2007 (1)                                                            16,500              17,447
Mediterranean Re PLC 6.98% 2005 (1)  (5)  (9)                                            5,000                5,100
Residential Reinsurance 2002 Ltd. 6.04% 2005 (1)  (5)  (9)                               5,000                5,000
                                                                                                             27,547

Government obligations
NON-U.S. GOVERNMENT OGLIGATIONS  -  2.59%
Brazil (Federal Republic of):
 Global 10.00% 2007                                                                      1,000                1,074
 Debt Conversion Bond, Series L, Bearer, 2.188% 2012 (5)                                 2,500                2,013
 10.25% 2013                                                                            28,000               27,510
 Bearer 8.00% 2014 (2)                                                                   7,957                7,361
 8.875% 2024                                                                             1,895                1,531
 11.00% 2040                                                                            13,110               12,455
Russian Federation:
 12.75% 2028                                                                             8,000               12,980
 5.00% 2030 (5)                                                                         22,865               21,750
United Mexican States Government:
 Global 8.625% 2008                                                                      6,780                8,092
 Series M10, 10.50% 2011                                                         MXP    12,320                1,276
 Eurobonds, Global 6.375% 2013                                                   $       4,000                4,230
 Eurobonds 11.375% 2016                                                                  6,751                9,742
 Global 8.125% 2019                                                                      3,695                4,185
 Global 8.30% 2031                                                                       3,020                3,437
Panama (Republic of):
 Interest Reduction Bond 1.938% 2014 (5)                                                 5,327                5,008
 10.75% 2020                                                                               415         497
 Global 9.375% 2023                                                                     12,210               13,187
 8.875% 2027                                                                             2,000                2,070
Peru (Republic of):
 9.125% 2012                                                                             4,909                5,486
 9.875% 2015                                                                             7,500                8,719
 Past Due Interest Eurobond 5.00% 2017 (5)                                                 409                  378
Dominican Republic:
 9.50% 2006 (1)                                                                          3,130                3,099
 9.50% 2006                                                                              1,250                1,238
 9.04% 2013 (1)                                                                          6,095                5,546
 2.063% 2024 (5)                                                                           500                  364
Colombia (Republic of):
 10.00% 2012                                                                             1,500                1,639
 Global 10.75% 2013                                                                      6,800                7,650
 Global 10.375% 2033                                                                       700                  732
Bulgaria (Republic of):
 8.25% 2015 (1)                                                                          3,160                3,616
 8.25% 2015                                                                              4,900                5,607
Turkish Treasury Bill:
 0% 2003                                                                  TRL    2,284,750,000                1,576
 0% 2004                                                                         2,895,745,000                1,903
Turkey (Republic of):
 9.875% 2008                                                                     $       2,335                2,536
 12.375% 2009                                                                            1,925                2,267
Ukraine Government 7.65% 2013 (1)                                                        4,900                4,900
State of Qatar 9.75% 2030                                                                3,500                4,883
Banque Centrale de Tunisie 7.375% 2012                                                   3,500                3,964
Guatemala (Republic of):
 10.25% 2011 (1)                                                                         1,000                1,150
 10.25% 2011                                                                             1,000                1,150
  9.25% 2013 (1)                                                                         1,500                1,601
El Salvador (Republic of) 7.75% 2023 (1)                                                 2,775                2,928
Argentina (Republic of):
 Global 7.00%/15.50% 2008 (3) (10)                                                       1,500                  435
 11.75% 2009 (10)                                                                           75                   21
 1.162% 2012 (5)                                                                         2,380                1,465
 11.375% 2017 (10)                                                                          80                   23
 Global 12.25% 2018 (2) (10)                                                             2,860                  766
 Global 12.00% 2031 (2)  (10)                                                               53                   14
Venezuela (Republic of) 9.25% 2027                                                       2,130                1,657
Philippines (Republic of):
 9.875% 2019                                                                               500                  546
 Global 10.625% 2025                                                                       945                1,096
Central Bank of Nigeria, Series WRN, 0% 2020 (7)                                             1                    0
                                                                                                            217,353

U.S. TREASURY NOTES AND BONDS  -  1.05%
 7.50% February 2005 (11)                                                                6,000                6,518
 5.75% November 2005                                                                    14,000               15,234
 6.625% May 2007                                                                        25,000               28,797
 3.25% August 2007                                                                       5,000                5,163
 4.75% November 2008                                                                    10,000               10,897
 7.50% November 2016                                                                    12,000               15,675
 7.875% February 2021                                                                    4,000                5,465
                                                                                                             87,749


                                                                                                             Market
                                                                                                              value
Equity-related securities                                                                                     (000)

Common stocks & warrants  -  2.34%
SpectraSite, Inc. (1) (4) (7) (12)                                                   2,541,328 shares        66,424
Dobson Communications Corp., Class A  (1) (4)                                        5,754,785               46,729
NTELOS, Inc.  (4) (7) (12)                                                           1,247,193               24,832
ZiLOG, Inc.  (4) (12)                                                                3,315,000               10,608
ZiLOG, Inc. - MOD III Inc., units  (4) (7) (12)                                          3,315                1,776
Nextel Communications, Inc., Class A  (1)  (4)                                         613,418               12,078
Fairchild Semiconductor Corp., Class A  (4)                                            500,000                8,290
American Tower Corp., warrants, expire 2008  (1)  (4)                                   38,250                5,355
Equity Office Properties Trust                                                         150,000                4,129
Emmis Communications Corp., Class A  (4)                                               201,000                4,056
Viacom Inc., Class B, nonvoting                                                         63,225                2,422
Clear Channel Communications, Inc.                                                      51,012                1,954
DigitalGlobe, Inc. (1)  (4) (7)                                                      3,064,647                1,532
VersaTel Telecom International NV (4)                                                  779,280                1,482
NTL Inc. (1)  (4) (7)                                                                   29,500                1,251
Radio One, Inc., Class A  (4)                                                           22,000                  323
Radio One, Inc., Class D, nonvoting  (4)                                                44,000                  632
Clarent Hospital Corp. (4) (12)                                                        576,849                  937
Cincinnati Bell Inc.  (4)                                                               70,740                  360
Nortel Inversora SA, Class A, preferred (ADR) (Argentina) (1)  (4) (7)                 675,397                  338
Netia Holdings SA (4)                                                                  327,966                  324
XO Communications, Inc.  (4)                                                            18,882                  110
XO Communications, Inc., Series A, warrants, expire 2010  (4)                           37,767                   59
XO Communications, Inc., Series B, warrants, expire 2010  (4)                           28,325                   42
XO Communications, Inc., Series C, warrants, expire 2010  (4)                           28,325                   31
KMC Telecom Holdings, Inc., warrants, expire 2008  (1)  (4)                             22,500                   67
Allegiance Telecom, Inc., warrants, expire 2008  (1)  (4) (7)                            5,000                    1
GT Group Telecom Inc., warrants, expire 2010 (1)  (4) (7)                               11,000                    0
Protection One, Inc., warrants, expire 2005  (1)  (4) (7)                               30,400                    0
                                                                                                            196,142


Miscellaneous  -  0.38%
Investment securities in initial period of acquisition                                                       31,961



Total bonds, notes & equity securities (cost: $7,691,234,000)                                             8,014,621




                                                                                     Principal               Market
                                                                                        amount                value
Short-term securities                                                                    (000)                (000)

U.S. Treasuries  -  1.57%
U.S. Treasury Bills 0.872%-0.94% due 10/16-12/11/2003 (11)                       $     131,800              131,666


Corporate short-term notes  -  1.15%
E.I. DuPont de Nemours & Co. 1.03%-1.06% due 10/21-12/16/2003 (11)                      79,000               78,864
Motiva Enterprises LLC 1.09% due 10/1/2003                                              17,300               17,299
                                                                                                             96,163


TOTAL SHORT-TERM SECURITIES (cost: $227,821,000)                                                            227,829


TOTAL INVESTMENT SECURITIES (cost: $7,919,055,000)                                                        8,242,450
Other assets less liabilities                                                                               138,348

NET ASSETS                                                                                               $8,380,798


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(3)  Step bond; coupon rate will increase at a later date.
(4)  Security did not produce income during the last 12 months.
(5)  Coupon rate may change periodically.
(6) Company not making scheduled interest payments; bankruptcy proceedings pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(9) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(10) Scheduled interest payments not made; reorganization pending.
(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(12) The fund owns 5.35%, 9.45%, 11.37% and 12.47% of the outstanding voting securities of SpectraSite, Inc., Clarent Hospital Corp., ZiLOG, Inc. and NTELOS, Inc., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.


See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities
(dollars and shares in thousands, except per-share amounts) at September 30, 2003

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $7,772,022)           $8,137,873
  Affiliated issuers (cost: $147,033)                  104,577       $8,242,450
 Cash                                                                    13,695
 Receivables for:
  Sales of investments                                  18,784
  Sales of fund's shares                                30,539
  Dividends and interest                               153,510          202,833
                                                                      8,458,978
LIABILITIES:
 Payables for:
  Purchases of investments                              55,883
  Repurchases of fund's shares                           9,490
  Dividends on fund's shares                             5,842
  Open forward currency contracts                        1,193
  Investment advisory services                           2,439
  Services provided by affiliates                        3,240
  Deferred Trustees' compensation                           63
  Other fees and expenses                                   30           78,180
NET ASSETS AT SEPTEMBER 30, 2003                                     $8,380,798

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $8,595,836
 Undistributed net investment income                                      2,355
 Accumulated net realized loss                                         (539,780)
 Net unrealized appreciation                                            322,387
NET ASSETS AT SEPTEMBER 30, 2003                                     $8,380,798

Shares of beneficial interest issued and outstanding - unlimited shares authorized


                           Net assets          Shares           Net asset
                                             outstanding     value per share (1)

Class A                   $6,234,692          524,795          $11.88
Class B                      735,719           61,928           11.88
Class C                      771,994           64,981           11.88
Class F                      470,329           39,589           11.88
Class 529-A                   28,420            2,392           11.88
Class 529-B                    7,222              608           11.88
Class 529-C                   16,193            1,363           11.88
Class 529-E                    1,539              130           11.88
Class 529-F                    1,015               85           11.88
Class R-1                      1,099               92           11.88
Class R-2                     14,739            1,241           11.88
Class R-3                     13,888            1,169           11.88
Class R-4                      8,741              736           11.88
Class R-5                     75,208            6,331           11.88


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $12.34 for each.

See Notes to Financial Statements

FINANCIAL STATEMENTS

Statement of operations                                   (dollars in thousands)
for the year ended September 30, 2003

INVESTMENT INCOME:
 Income:
  Interest                                            $562,384
  Dividends                                             20,329        $582,713

 Fees and expenses:
  Investment advisory services                          24,736
  Distribution services                                 23,165
  Transfer agent services                                4,571
  Administrative services                                1,849
  Reports to shareholders                                  262
  Registration statement and prospectus                    691
  Postage, stationery and supplies                         494
  Trustees' compensation                                    44
  Auditing and legal                                        79
  Custodian                                                158
  State and local taxes                                     66
  Total expenses before reimbursement                   56,115
   Reimbursement of expenses                               138          55,977
 Net investment income                                                 526,736

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                         (143,292)
  Non-U.S. currency transactions                        (1,908)       (145,200)
 Net unrealized appreciation on:
  Investments                                        1,381,461
  Non-U.S. currency translations                          (883)      1,380,578
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                             1,235,378
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $1,762,114


See Notes to Financial Statements

FINANCIAL STATEMENTS


Statement of changes in net assets                       (dollars in thousands)

                                                       Year ended September 30
                                                         2003          2002
OPERATIONS:
 Net investment income                                 $526,736       $384,478
 Net realized loss on investments and
  non-U.S. currency transactions                       (145,200)      (244,307)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations   1,380,578       (457,752)
  Net increase (decrease) in net assets
   resulting from operations                          1,762,114       (317,581)

DIVIDENDS PAID TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                            (509,744)      (373,620)

CAPITAL SHARE TRANSACTIONS                            3,033,873      1,650,268

TOTAL INCREASE IN NET ASSETS                          4,286,243        959,067

NET ASSETS:
 Beginning of year                                    4,094,555      3,135,488
 End of year (including
  undistributed and distributions in excess of
  net investment income:
  $2,355 and $13,906,
  respectively)                                      $8,380,798     $4,094,555


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
                        Initial sales           Contingent deferred sales        Conversion feature
Share class                charge               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A       Up to 3.75%           None (except 1% for certain      None
                                                redemptions within one year of
                                                purchase without an initial
                                                sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B       None                  Declines from 5% to zero for     Classes B and 529-B
                                                redemptions within six years     convert to classes A
                                                purchase                         and 529-A,respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                   None                  1% for redemptions within one    Class C converts to
                                                year of purchase                 Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C               None                  1% for redemptions within one    None
                                                year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E               None                  None                             None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F       None                  None                             None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2,         None                  None                             None
 R-3, R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended September 30, 2003, there were no non-U.S. taxes paid on realized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $7,923,532,000.

During the year ended September 30, 2003, the fund reclassified $731,000 from undistributed net investment income to undistributed net realized losses to align financial reporting with tax reporting.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains                 $14,485
Loss deferrals related to non-U.S. currency that were realized
  during the period November 1, 2002 through September 30, 2003         (1,527)
Short-term and long-term capital loss deferrals                       (537,643)
Gross unrealized appreciation on investment securities                 671,028
Gross unrealized depreciation on investment securities                (352,110)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $9,548,000, $167,849,000 and $300,191,000 expiring in 2009,
2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $60,055,000, that were realized during the period November 1, 2002 through September 30, 2003.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

                                      Year ended September 30
Share class(1)                       2003                  2002
Class A                           $ 396,679             $ 326,106
Class B                              37,860                20,684
Class C                              37,330                15,421
Class F                              28,874                 9,747
Class 529-A                           1,364                   246
Class 529-B                             283                    46
Class 529-C                             690                   134
Class 529-E                              68                     9
Class 529-F                              31                    -*
Class R-1                                30                    -*
Class R-2                               424                     3
Class R-3                               462                     5
Class R-4                               152                    -*
Class R-5                             5,497                 1,219
Total                             $ 509,744             $ 373,620


*    Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $25,000,000.

The Board of Trustees approved an amended agreement effective November 1, 2003, reducing the rates to 0.15% on assets in excess of $6 billion. Beginning March 18, 2003, CRMC voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, the fee shown on the accompanying financial statements of $24,736,000, which was equivalent to an annualized rate of 0.391%, was voluntarily reduced by $84,000 to $24,652,000, or 0.389% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

  -----------------------------------------------------------------------------
  SHARE CLASS                       CURRENTLY APPROVED LIMITS    PLAN LIMITS
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class A                                     0.30%                 0.30%
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class 529-A                                  0.30                  0.50
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes B and 529-B                          1.00                  1.00
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes C, 529-C and R-1                     1.00                  1.00
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class R-2                                    0.75                  1.00
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes 529-E and R-3                        0.50                  0.75
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes F, 529-F and R-4                     0.25                  0.50
  -----------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $54,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $11,640           $4,075        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          5,165             496          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          5,207           Included            $781                $166            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           905            Included             543                 99             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          16            Included              25                  3                  $17
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          41            Included               6                  3                    4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          97            Included              15                  5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           5            Included               1                 -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           1            Included               1                 -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            5            Included               1                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           46            Included               9                 63             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           32            Included              10                 14             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            5            Included               3                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             64                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total        $23,165            $4,571           $1,459                $358                  $32
----------------===============================================================================================
* Amount less than one thousand.


     DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $39,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

     AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                 REINVESTMENTS
                                                                 OF DIVIDENDS
SHARE CLASS(1)                            SALES(2)             AND DISTRIBUTIONS        REPURCHASES(2)            NET INCREASE
                                    AMOUNT       SHARES        AMOUNT     SHARES     AMOUNT        SHARES      AMOUNT      SHARES
Year ended September 30, 2003
Class A                           $2,947,678     269,710     $ 293,946    26,810  $(1,294,863)    (117,608)  $ 1,946,761   178,912
Class B                              401,738      36,762        25,201     2,283      (84,952)      (7,642)      341,987    31,403
Class C                              515,059      47,001        25,987     2,350     (129,541)     (11,555)      411,505    37,796
Class F                              537,925      49,913        19,042     1,721     (313,475)     (28,218)      243,492    23,416
Class 529-A                           17,906       1,629         1,344       121       (1,383)        (123)       17,867     1,627
Class 529-B                            4,996         452           279        25         (282)         (24)        4,993       453
Class 529-C                           10,184         929           683        62         (791)         (72)       10,076       919
Class 529-E                            1,070          98            67         6          (80)          (7)        1,057        97
Class 529-F                              915          82            30         3           -*           -*           945        85
Class R-1                              1,232         110            29         3         (249)         (23)        1,012        90
Class R-2                             15,383       1,383           413        36       (2,374)        (208)       13,422     1,211
Class R-3                             14,631       1,322           452        40       (2,825)        (248)       12,258     1,114
Class R-4                              9,077         800           146        13         (891)         (78)        8,332       735
Class R-5                             32,990       3,070         3,129       287      (15,953)      (1,410)       20,166     1,947
Total net increase
   (decrease)                     $4,510,784     413,261     $ 370,748    33,760 $ (1,847,659)    (167,216)  $ 3,033,873   279,805

Year ended September 30, 2002
Class A                           $1,565,510     142,047     $ 232,348    21,359   $ (841,488)     (78,010)    $ 956,370    85,396
Class B                              246,129      22,036        12,690     1,187      (37,615)      (3,590)      221,204    19,633
Class C                              298,982      26,749        10,115       958      (46,447)      (4,456)      262,650    23,251
Class F                              205,334      18,636         7,125       673      (64,350)      (6,023)      148,109    13,286
Class 529-A                            8,109         752           240        24         (109)         (11)        8,240       765
Class 529-B                            1,618         151            45         4           (2)          -*         1,661       155
Class 529-C                            4,791         444           130        13         (130)         (13)        4,791       444
Class 529-E                              342          32             9         1           (5)          -*           346        33
Class 529-F                                3          -*            -*        -*            -            -             3        -*
Class R-1                                 16           2            -*        -*            -            -            16         2
Class R-2                                328          33             3        -*          (34)          (3)          297        30
Class R-3                                544          56             4         1          (20)          (2)          528        55
Class R-4                                 13           1            -*        -*            -            -            13         1
Class R-5                             45,966       4,376           845        86         (771)         (78)       46,040     4,384
Total net increase
   (decrease)                     $2,377,685     215,315     $ 263,554    24,306   $ (990,971)     (92,186)  $ 1,650,268   147,435


*    Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2)  Includes exchanges between share classes of the fund.


6. FORWARD CURRENCY CONTRACTS

As of September 30, 2003, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                       U.S. VALUATIONS AT SEPTEMBER 30, 2003

                                   CONTRACT AMOUNT
NON-U.S. CONTRACTS                                                             UNREALIZED
                                  Non-U.S.       U.S.         AMOUNT        (DEPRECIATION)
                                    (000)       (000)          (000)                (000)
Sales:
 Euros
expiring 11/3 to 12/17/2003    Euro   22,475  $24,988         $26,181          $( 1,193)



7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $1,695,406,000, which represented 20.23% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,317,203,000 and $2,381,098,000, respectively, during the year ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $158,000 included $149,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
                                                                      NET
                                      NET ASSET                  GAINS(LOSSES)
                                        VALUE,         NET       ON SECURITIES      TOTAL FROM
                                      BEGINNING     INVESTMENT   (BOTH REALIZED     INVESTMENT
                                      OF PERIOD       INCOME     AND UNREALIZED)    OPERATIONS
CLASS A:
 Year ended 9/30/2003                   $9.62         $.93           $2.25            $3.18
 Year ended 9/30/2002                   11.27         1.08          (1.65)             (.57)
 Year ended 9/30/2001                   12.93         1.20          (1.61)             (.41)
 Year ended 9/30/2000                   13.52         1.18           (.48)              .70
 Year ended 9/30/1999                   13.75         1.28           (.17)             1.11
CLASS B:
 Year ended 9/30/2003                    9.62          .84           2.25              3.09
 Year ended 9/30/2002                   11.27         1.00          (1.65)             (.65)
 Year ended 9/30/2001                   12.93         1.10          (1.61)             (.51)
 Period from 3/15/2000 to 9/30/2000     13.57          .52           (.53)             (.01)
CLASS C:
 Year ended 9/30/2003                    9.62          .83           2.25              3.08
 Year ended 9/30/2002                   11.27          .99          (1.65)             (.66)
 Period from 3/15/2001 to 9/30/2001     12.48          .53          (1.15)             (.62)
CLASS F:
 Year ended 9/30/2003                    9.62          .92           2.25              3.17
 Year ended 9/30/2002                   11.27         1.07          (1.65)             (.58)
 Period from 3/15/2001 to 9/30/2001     12.48          .57          (1.15)             (.58)
CLASS 529-A:
 Year ended 9/30/2003                    9.62          .92           2.25              3.17
 Period from 2/19/2002 to 9/30/2002     11.37          .65          (1.76)            (1.11)
CLASS 529-B:
 Year ended 9/30/2003                    9.62          .82           2.25              3.07
 Period from 2/25/2002 to 9/30/2002     11.23          .59          (1.63)            (1.04)
CLASS 529-C:
 Year ended 9/30/2003                    9.62          .82           2.25              3.07
 Period from 2/19/2002 to 9/30/2002     11.37          .60          (1.76)            (1.16)
CLASS 529-E:
 Year ended 9/30/2003                    9.62          .88           2.25              3.13
 Period from 3/15/2002 to 9/30/2002     11.57          .57          (1.96)            (1.39)
CLASS 529-F:
 Year ended 9/30/2003                    9.62          .91           2.25              3.16
 Period from 9/16/2002 to 9/30/2002      9.88          .08           (.30)             (.22)
CLASS R-1:
 Year ended 9/30/2003                    9.62          .83           2.25              3.08
 Period from 7/11/2002 to 9/30/2002     10.00          .23           (.40)             (.17)
CLASS R-2:
 Year ended 9/30/2003                    9.62          .84           2.25              3.09
 Period from 6/18/2002 to 9/30/2002     10.76          .31          (1.18)             (.87)
CLASS R-3:
 Year ended 9/30/2003                    9.62          .88           2.25              3.13
 Period from 6/21/2002 to 9/30/2002     10.60          .31          (1.01)             (.70)
CLASS R-4:
 Year ended 9/30/2003                    9.62          .92           2.25              3.17
 Period from 7/19/2002 to 9/30/2002      9.97          .22           (.38)             (.16)
CLASS R-5:
 Year ended 9/30/2003                    9.62          .95           2.25              3.20
 Period from 5/15/2002 to 9/30/2002     11.30          .42          (1.70)            (1.28)



                                                                  Dividends and distributions

                                       Dividends
                                       (from net    Distributions         Total          Net asset
                                       investment   (from capital     dividends and      value, end       Total
                                        income)        gains)         distributions      of period        return(3)

CLASS A:
 Year ended 9/30/2003                    $(.92)           $-              $(.92)           $11.88          34.30%
 Year ended 9/30/2002                    (1.08)            -              (1.08)             9.62          (5.88)
 Year ended 9/30/2001                    (1.25)            -              (1.25)            11.27          (3.44)
 Year ended 9/30/2000                    (1.29)            -              (1.29)            12.93           5.29
 Year ended 9/30/1999                    (1.29)          (.05)            (1.34)            13.52           8.11
CLASS B:
 Year ended 9/30/2003                     (.83)            -               (.83)            11.88          33.28
 Year ended 9/30/2002                    (1.00)            -              (1.00)             9.62          (6.57)
 Year ended 9/30/2001                    (1.15)            -              (1.15)            11.27          (4.17)
 Period from 3/15/2000 to 9/30/2000       (.63)            -               (.63)            12.93           (.05)
CLASS C:
 Year ended 9/30/2003                     (.82)            -               (.82)            11.88          33.17
 Year ended 9/30/2002                     (.99)            -               (.99)            9.62           (6.65)
 Period from 3/15/2001 to 9/30/2001       (.59)            -               (.59)            11.27          (5.11)
CLASS F:
 Year ended 9/30/2003                     (.91)            -               (.91)            11.88          34.17
 Year ended 9/30/2002                    (1.07)            -              (1.07)             9.62          (5.95)
 Period from 3/15/2001 to 9/30/2001       (.63)            -               (.63)            11.27          (4.86)
CLASS 529-A:
 Year ended 9/30/2003                     (.91)            -               (.91)            11.88          34.17
 Period from 2/19/2002 to 9/30/2002       (.64)            -               (.64)             9.62         (10.11)
CLASS 529-B:
 Year ended 9/30/2003                     (.81)            -               (.81)            11.88          33.01
 Period from 2/25/2002 to 9/30/2002       (.57)            -               (.57)             9.62          (9.54)
CLASS 529-C:
 Year ended 9/30/2003                     (.81)            -               (.81)            11.88          33.03
 Period from 2/19/2002 to 9/30/2002       (.59)            -               (.59)             9.62         (10.52)
CLASS 529-E:
 Year ended 9/30/2003                     (.87)            -               (.87)            11.88          33.73
 Period from 3/15/2002 to 9/30/2002       (.56)            -               (.56)             9.62         (12.29)
CLASS 529-F:
 Year ended 9/30/2003                     (.90)            -               (.90)            11.88          34.06
 Period from 9/16/2002 to 9/30/2002       (.04)            -               (.04)             9.62          (2.23)
CLASS R-1:
 Year ended 9/30/2003                     (.82)            -               (.82)            11.88          33.16
 Period from 7/11/2002 to 9/30/2002       (.21)            -               (.21)             9.62          (1.70)
CLASS R-2:
 Year ended 9/30/2003                     (.83)            -               (.83)            11.88          33.21
 Period from 6/18/2002 to 9/30/2002       (.27)            -               (.27)             9.62          (8.05)
CLASS R-3:
 Year ended 9/30/2003                     (.87)            -               (.87)            11.88          33.71
 Period from 6/21/2002 to 9/30/2002       (.28)            -               (.28)             9.62          (6.63)
CLASS R-4:
 Year ended 9/30/2003                     (.91)            -               (.91)            11.88          34.17
 Period from 7/19/2002 to 9/30/2002       (.19)            -               (.19)             9.62          (1.58)
CLASS R-5:
 Year ended 9/30/2003                     (.94)            -               (.94)            11.88          34.61
 Period from 5/15/2002 to 9/30/2002       (.40)            -               (.40)             9.62         (11.41)

                                                       RATIO OF       RATIO OF
                                      NET ASSETS,      EXPENSES       NET INCOME
                                      END OF PERIOD    TO AVERAGE     TO AVERAGE
                                      (IN MILLIONS)    NET ASSETS     NET ASSETS

CLASS A:
 Year ended 9/30/2003                    $6,235         .75% (5)       8.49%
 Year ended 9/30/2002                    3,327          .88            9.99
 Year ended 9/30/2001                    2,936          .83            9.75
 Year ended 9/30/2000                    2,788          .82            8.87
 Year ended 9/30/1999                    2,777          .82            9.21
CLASS B:
 Year ended 9/30/2003                     736          1.51  (5)       7.63
 Year ended 9/30/2002                     294          1.59            9.28
 Year ended 9/30/2001                     123          1.57            8.75
 Period from 3/15/2000 to 9/30/2000        27          1.52  (6)       8.18 (6)
CLASS C:
 Year ended 9/30/2003                     772          1.60  (5)       7.49
 Year ended 9/30/2002                     262          1.67            9.21
 Period from 3/15/2001 to 9/30/2001        44          1.70  (6)       8.54 (6)
CLASS F:
 Year ended 9/30/2003                     470           .84  (5)       8.26
 Year ended 9/30/2002                     156           .93            9.95
 Period from 3/15/2001 to 9/30/2001        32           .93  (6)       9.32 (6)
CLASS 529-A:
 Year ended 9/30/2003                      28           .77  (5)       8.36
 Period from 2/19/2002 to 9/30/2002         7          1.07  (6)      10.40 (6)
CLASS 529-B:
 Year ended 9/30/2003                       7          1.73  (5)       7.36
 Period from 2/25/2002 to 9/30/2002         2          1.82  (6)       9.67 (6)
CLASS 529-C:
 Year ended 9/30/2003                      16          1.71  (5)       7.43
 Period from 2/19/2002 to 9/30/2002         4          1.80  (6)       9.65 (6)
CLASS 529-E:
 Year ended 9/30/2003                       2          1.18  (5)       7.94
 Period from 3/15/2002 to 9/30/2002         - (4)      1.27  (6)      10.45 (6)
CLASS 529-F:
 Year ended 9/30/2003                       1           .92  (5)       7.96
 Period from 9/16/2002 to 9/30/2002         - (4)       .05             .77
CLASS R-1:
 Year ended 9/30/2003                       1          1.60  (5)(7)    7.20
 Period from 7/11/2002 to 9/30/2002         - (4)       .38  (7)       2.32
CLASS R-2:
 Year ended 9/30/2003                      15          1.57  (5)(7)    7.34
 Period from 6/18/2002 to 9/30/2002         - (4)       .48  (7)       3.17
CLASS R-3:
 Year ended 9/30/2003                      14          1.18  (5)(7)    7.74
 Period from 6/21/2002 to 9/30/2002         1           .36  (7)       3.21
CLASS R-4:
 Year ended 9/30/2003                       9           .83  (5)(7)    8.13
 Period from 7/19/2002 to 9/30/2002         - (4)       .14  (7)       2.25
CLASS R-5:
 Year ended 9/30/2003                      75           .52  (5)       8.77
 Period from 5/15/2002 to 9/30/2002        42           .23            4.25


                                          Year ended September 30
                                 2003     2002     2001     2000     1999

Portfolio turnover rate
  for all classes of shares       41%      34%      44%      46%      30%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5) CRMC voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by CRMC during the year ended September 30, 2003.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.01%, 2.31%, 1.28% and .86% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended September 30, 2003, and 2.07%, .85%, .51% and 9.55% for classes R-1, R-2,
     R-3 and R-4, respectively, during the period ended September 30, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
AMERICAN HIGH-INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the "Fund"), including the investment portfolio, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 7, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 3.0% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70.0% of qualifying dividends received during the year. For purposes of computing this exclusion, 3.9% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, .9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.


Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

 [logo - American Funds (sm)]        The right choice for the long term/(R)/




American
High-Income Trust/SM/











TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
 9    Management and organization
10    Purchase, exchange and sale of shares
11    Sales charges
13    Sales charge reductions
14    Individual Retirement Account (IRA) rollovers
15    Plans of distribution
15    Distributions and taxes
16    Financial highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2003

Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's investment results from year to year. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

[begin - bar chart]
Calendar year total returns for Class A shares
(results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

1993            17.22%
1994            -5.11
1995            20.68
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
[end - bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                        10.04%  (quarter ended December 31, 2002)
LOWEST                         -9.06%  (quarter ended June 30, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 22.04%.


                                     2
American High-Income Trust / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced or eliminated for purchases of $100,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88         -7.19%   1.07%    6.09%        7.98%
 CS First Boston High Yield Bond        3.10    1.44     6.52         8.06
   Index/2/
 Lipper High Current Yield Bond Funds  -2.41   -1.80     4.69         6.13
   Index/3/
 Citigroup Broad Investment-Grade      10.09    7.52     7.53         8.40
   Bond Index/4/
                                       ----------------------------------------
 Class A 30-day yield at September 30, 2003: 6.48%
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper High Current Yield Bond Funds Index represents funds that aim at high
    (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Citigroup Broad Investment-Grade Bond Index (formerly Salomon Smith Barney
    Broad Investment-Grade Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.


                                     3
                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $100,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees/1/         0.39%   0.39 %   0.39 %   0.39 %   0.39 %    0.39%
-------------------------------------------------------------------------------
 Distribution and/or        0.24    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/3/          0.12    0.62     1.17     0.39     0.22      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.75    2.01     2.31     1.28     0.86      0.52
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement      none    0.41/4/  0.74/4/  0.10/4/  0.03/4/   none
-------------------------------------------------------------------------------
 Net expenses               0.75    1.60     1.57     1.18     0.83      0.52
-------------------------------------------------------------------------------



/1/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.
/2/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75% and
    0.50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.

/3/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services.


                                     4
American High-Income Trust / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1,2/                    $449    $606     $776      $1,270
--------------------------------------------------------------------
 Class R-1/2/                     163     505      871       1,900
--------------------------------------------------------------------
 Class R-2/2/                     160     496      855       1,867
--------------------------------------------------------------------
 Class R-3/2/                     120     375      649       1,432
--------------------------------------------------------------------
 Class R-4/2/                      85     265      460       1,025
--------------------------------------------------------------------
 Class R-5/2/                      53     167      291         653
--------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company.


                                     5
                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.


                                     6
American High-Income Trust / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD          -3.58%     1.84%      6.50%          8.26%
   2/19/88
 CS First Boston High Yield      3.10      1.44       6.52           8.06
   Bond Index/2/
 Lipper High Current Yield      -2.41     -1.80       4.69           6.13
   Bond Funds Index/3/
 Citigroup Broad
   Investment-Grade Bond        10.09      7.52       7.53           8.40
   Index/4/
 Class A distribution rate at December 31, 2002: 9.92%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper High Current Yield Bond Funds Index represents funds that aim at high
   (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Citigroup Broad Investment-Grade Bond Index (formerly Salomon Smith Barney
    Broad Investment-Grade Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions,expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/5/ The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     7
                                        American High-Income Trust / Prospectus

[begin - pie chart]
Holdings by investment type as of September 30, 2003

U.S. corporate bonds            76.7%
Non-U.S. corporate bonds        12.3
Non-U.S. government bonds        2.6
Common stocks & warrants         2.3
U.S. government obligations      1.3
Other                            0.4
Cash & equivalents               4.4
[end - pie chart]

[begin - pie chart]
Holdings of debt securities by quality category as of September 30, 2003 See Appendix for a description of quality ratings

U.S. Treasury/agency             1.3%
A/A                              2.6
Baa/BBB                         13.7
Ba/BB                           25.7
B/B                             35.8
Caa/CCC                         13.0
Ca/CC or lower                   1.2
Other                            2.3
Cash & Equivalents               4.4
[end - pie chart]




 10 LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2003
                                              PERCENT OF NET SSSETS
--------------------------------------------------------------------
 Dobson Communications                                3.1%
--------------------------------------------------------------------
 American Tower Systems                               2.0
--------------------------------------------------------------------
 Edison International                                 1.7
--------------------------------------------------------------------
 Crown Castle International                           1.6
--------------------------------------------------------------------
 Delhaize America                                     1.5
--------------------------------------------------------------------
 J.C. Penney                                          1.4
--------------------------------------------------------------------
 AES                                                  1.4
--------------------------------------------------------------------
 Nextel Partners                                      1.4
--------------------------------------------------------------------
 Qwest Services                                       1.4
--------------------------------------------------------------------
 Georgia-Pacific                                      1.4
--------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     8
American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:



 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                  6 years            Senior Vice President and Director, Capital
 Vice Chairman of the Board                             Research and Management Company
 and Trustee
                                                        Investment professional for 52 years in total;
                                                        36 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    14 years           Senior Vice President and Director, Capital
 President and                                          Research and Management Company
 Trustee
                                                        Investment professional for 22 years in total;
                                                        16 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                     10 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                        Investment professional for 15 years in total;
                                                        14 years with Capital Research and Management
                                                        Company or affiliate





                                     9
                                        American High-Income Trust / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     10
American High-Income Trust / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                     11
                                        American High-Income Trust / Prospectus

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in


                                     12
American High-Income Trust / Prospectus
 this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments


                                     13
                                        American High-Income Trust / Prospectus
to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.


                                     14
American High-Income Trust / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes to shareholders each month the accrued dividends, which may fluctuate. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     15
                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                              gains (losses)
                                    Net asset                 on securities
                                     value,        Net        (both realized    Total from
                                    beginning   investment         and          investment
                                    of period     income       unrealized)      operations
---------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                 $ 9.62       $ .93          $ 2.25          $ 3.18
Year ended 9/30/2002                  11.27        1.08           (1.65)           (.57)
Year ended 9/30/2001                  12.93        1.20           (1.61)           (.41)
Year ended 9/30/2000                  13.52        1.18            (.48)            .70
Year ended 9/30/1999                  13.75        1.28            (.17)           1.11
---------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                   9.62         .83            2.25            3.08
Period from 7/11/2002 to 9/30/2002    10.00         .23            (.40)           (.17)
---------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                   9.62         .84            2.25            3.09
Period from 6/18/2002 to 9/30/2002    10.76         .31           (1.18)           (.87)
---------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                   9.62         .88            2.25            3.13
Period from 6/21/2002 to 9/30/2002    10.60         .31           (1.01)           (.70)
---------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                 $ 9.62       $ .92          $ 2.25          $ 3.17
Period from 7/19/2002 to 9/30/2002     9.97         .22            (.38)           (.16)
---------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   9.62         .95            2.25            3.20
Period from 5/15/2002 to 9/30/2002    11.30         .42           (1.70)          (1.28)
                                           DIVIDENDS AND DISTRIBUTIONS


                                    Dividends                       Total                                 Net assets,
                                    (from net   Distributions     dividends      Net asset                  end of
                                    investment      (from            and       value, end of    Total       period
                                     income)    capital gains)  distributions     period      return/3/  (in millions)
------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                 $ (.92)        $  --          $ (.92)        $11.88        34.30%      $6,235
Year ended 9/30/2002                  (1.08)           --           (1.08)          9.62        (5.88)       3,327
Year ended 9/30/2001                  (1.25)           --           (1.25)         11.27        (3.44)       2,936
Year ended 9/30/2000                  (1.29)           --           (1.29)         12.93         5.29        2,788
Year ended 9/30/1999                  (1.29)         (.05)          (1.34)         13.52         8.11        2,777
------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                   (.82)           --            (.82)         11.88        33.16            1
Period from 7/11/2002 to 9/30/2002     (.21)           --            (.21)          9.62        (1.70)          --/4/
------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                   (.83)           --            (.83)         11.88        33.21           15
Period from 6/18/2002 to 9/30/2002     (.27)           --            (.27)          9.62        (8.05)          --/4/
------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                   (.87)           --            (.87)         11.88        33.71           14
Period from 6/21/2002 to 9/30/2002     (.28)           --            (.28)          9.62        (6.63)           1
------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                 $ (.91)           --          $ (.91)        $11.88      $ 34.17       $    9
Period from 7/19/2002 to 9/30/2002     (.19)           --            (.19)          9.62        (1.58)          --/4/
------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   (.94)           --            (.94)         11.88        34.61           75
Period from 5/15/2002 to 9/30/2002     (.40)           --            (.40)          9.62       (11.41)          42



                                     Ratio of     Ratio of net
                                     expenses        income
                                    to average     to average
                                    net assets     net assets
---------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                 .75   %/5/      8.49%
Year ended 9/30/2002                 .88             9.99
Year ended 9/30/2001                 .83             9.75
Year ended 9/30/2000                 .82             8.87
Year ended 9/30/1999                 .82             9.21
---------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                1.60/5,6/        7.20
Period from 7/11/2002 to 9/30/2002   .38/6/          2.32
---------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                1.57/5,6/        7.34
Period from 6/18/2002 to 9/30/2002   .48/6/          3.17
---------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                1.18/5,6/        7.74
Period from 6/21/2002 to 9/30/2002   .36/6/          3.21
---------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                 .83   %/5,6/    8.13%
Period from 7/19/2002 to 9/30/2002   .14/6/          2.25
---------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                 .52/5/          8.77
Period from 5/15/2002 to 9/30/2002   .23             4.25


American High-Income Trust / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      41%         34%         44%         46%          30%
 OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Amount less than $1 million.
/5/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.
/6/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.01%, 2.31%, 1.28% and .86% for Class R-1, R-2, R-3 and R-4 shares, respectively, during the year ended September 30, 2003, and 2.07%, .85%, .51% and 9.55% for Class R-1, R-2, R-3 and R-4
    shares, respectively, during the period ended September 30, 2002.

                                        American High-Income Trust / Prospectus

Appendix

MOODY'S INVESTORS SERVICE, INC.
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service, Inc. ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from "Aaa" to "C." Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- "Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Aa -- "Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues."

A -- "Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Baa -- "Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ba -- "Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

B -- "Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Caa -- "Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ca -- "Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

C -- "Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("Standard & Poor's") rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- "An obligation rated 'AAA' has the highest-rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


                                     17
American High-Income Trust / Prospectus

AA -- "An obligation rated 'AA' differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."

A -- "An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."

BBB -- "An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation."

BB, B, CCC, CC and C -- "Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."

BB -- "An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B -- "An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

CCC -- "An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC -- "An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C -- "The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued."

D -- "An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                                     18
                                        American High-Income Trust / Prospectus

[logo - American Funds (sm)]            The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington,D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[logo - recycled bug]




Printed on recycled paper
RPGEPR-921-1203 Litho in USA               Investment Company File No. 811-5364
CGD/RRD/8025
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
          Capital Guardian                   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

 [logo - American Funds (sm)]        The right choice for the long term/(R)/




American
High-Income Trust/SM/











TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
 9    Management and organization
10    Purchase, exchange and sale of shares
11    Sales charges
13    Sales charge reductions
14    Individual Retirement Account (IRA) rollovers
15    Plans of distribution
15    Distributions and taxes
16    Financial highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2003

Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's investment results from year to year. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

[begin - bar chart]
Calendar year total returns for Class A shares
(results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

1993            17.22%
1994            -5.11
1995            20.68
1996            13.76
1997            12.20
1998             1.63
1999             7.55
2000            -3.25
2001             7.44
2002            -3.58
[end - bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                        10.04%  (quarter ended December 31, 2002)
LOWEST                         -9.06%  (quarter ended June 30, 2002)


The cumulative total return for the nine months ended September 30, 2003, was 22.04%.


                                     2
American High-Income Trust / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced or eliminated for purchases of $100,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88         -7.19%   1.07%    6.09%        7.98%
 CS First Boston High Yield Bond        3.10    1.44     6.52         8.06
   Index/2/
 Lipper High Current Yield Bond Funds  -2.41   -1.80     4.69         6.13
   Index/3/
 Citigroup Broad Investment-Grade      10.09    7.52     7.53         8.40
   Bond Index/4/
                                       ----------------------------------------
 Class A 30-day yield at September 30, 2003: 6.48%
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper High Current Yield Bond Funds Index represents funds that aim at high
    (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Citigroup Broad Investment-Grade Bond Index (formerly Salomon Smith Barney
    Broad Investment-Grade Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.


                                     3
                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $100,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees/1/         0.39%   0.39 %   0.39 %   0.39 %   0.39 %    0.39%
-------------------------------------------------------------------------------
 Distribution and/or        0.24    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/3/          0.12    0.62     1.17     0.39     0.22      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.75    2.01     2.31     1.28     0.86      0.52
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement      none    0.41/4/  0.74/4/  0.10/4/  0.03/4/   none
-------------------------------------------------------------------------------
 Net expenses               0.75    1.60     1.57     1.18     0.83      0.52
-------------------------------------------------------------------------------



/1/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.
/2/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75% and
    0.50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.

/3/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services.


                                     4
American High-Income Trust / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1,2/                    $449    $606     $776      $1,270
--------------------------------------------------------------------
 Class R-1/2/                     163     505      871       1,900
--------------------------------------------------------------------
 Class R-2/2/                     160     496      855       1,867
--------------------------------------------------------------------
 Class R-3/2/                     120     375      649       1,432
--------------------------------------------------------------------
 Class R-4/2/                      85     265      460       1,025
--------------------------------------------------------------------
 Class R-5/2/                      53     167      291         653
--------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company.


                                     5
                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.


                                     6
American High-Income Trust / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD          -3.58%     1.84%      6.50%          8.26%
   2/19/88
 CS First Boston High Yield      3.10      1.44       6.52           8.06
   Bond Index/2/
 Lipper High Current Yield      -2.41     -1.80       4.69           6.13
   Bond Funds Index/3/
 Citigroup Broad
   Investment-Grade Bond        10.09      7.52       7.53           8.40
   Index/4/
 Class A distribution rate at December 31, 2002: 9.92%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market. This index does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/3/ Lipper High Current Yield Bond Funds Index represents funds that aim at high
   (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/4/ Citigroup Broad Investment-Grade Bond Index (formerly Salomon Smith Barney
    Broad Investment-Grade Bond Index) represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporates with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions,expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/5/ The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     7
                                        American High-Income Trust / Prospectus

[begin - pie chart]
Holdings by investment type as of September 30, 2003

U.S. corporate bonds            76.7%
Non-U.S. corporate bonds        12.3
Non-U.S. government bonds        2.6
Common stocks & warrants         2.3
U.S. government obligations      1.3
Other                            0.4
Cash & equivalents               4.4
[end - pie chart]

[begin - pie chart]
Holdings of debt securities by quality category as of September 30, 2003 See Appendix for a description of quality ratings

U.S. Treasury/agency             1.3%
A/A                              2.6
Baa/BBB                         13.7
Ba/BB                           25.7
B/B                             35.8
Caa/CCC                         13.0
Ca/CC or lower                   1.2
Other                            2.3
Cash & Equivalents               4.4
[end - pie chart]




 10 LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2003
                                              PERCENT OF NET SSSETS
--------------------------------------------------------------------
 Dobson Communications                                3.1%
--------------------------------------------------------------------
 American Tower Systems                               2.0
--------------------------------------------------------------------
 Edison International                                 1.7
--------------------------------------------------------------------
 Crown Castle International                           1.6
--------------------------------------------------------------------
 Delhaize America                                     1.5
--------------------------------------------------------------------
 J.C. Penney                                          1.4
--------------------------------------------------------------------
 AES                                                  1.4
--------------------------------------------------------------------
 Nextel Partners                                      1.4
--------------------------------------------------------------------
 Qwest Services                                       1.4
--------------------------------------------------------------------
 Georgia-Pacific                                      1.4
--------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     8
American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:



 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                  6 years            Senior Vice President and Director, Capital
 Vice Chairman of the Board                             Research and Management Company
 and Trustee
                                                        Investment professional for 52 years in total;
                                                        36 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    14 years           Senior Vice President and Director, Capital
 President and                                          Research and Management Company
 Trustee
                                                        Investment professional for 22 years in total;
                                                        16 years with Capital Research and Management
                                                        Company or affiliate
--------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                     10 years           Senior Vice President, Capital Research Company
 Senior Vice President
                                                        Investment professional for 15 years in total;
                                                        14 years with Capital Research and Management
                                                        Company or affiliate





                                     9
                                        American High-Income Trust / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     10
American High-Income Trust / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                     11
                                        American High-Income Trust / Prospectus

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in


                                     12
American High-Income Trust / Prospectus
 this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments


                                     13
                                        American High-Income Trust / Prospectus
to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.


                                     14
American High-Income Trust / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes to shareholders each month the accrued dividends, which may fluctuate. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     15
                                        American High-Income Trust / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                              gains (losses)
                                    Net asset                 on securities
                                     value,        Net        (both realized    Total from
                                    beginning   investment         and          investment
                                    of period     income       unrealized)      operations
---------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                 $ 9.62       $ .93          $ 2.25          $ 3.18
Year ended 9/30/2002                  11.27        1.08           (1.65)           (.57)
Year ended 9/30/2001                  12.93        1.20           (1.61)           (.41)
Year ended 9/30/2000                  13.52        1.18            (.48)            .70
Year ended 9/30/1999                  13.75        1.28            (.17)           1.11
---------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                   9.62         .83            2.25            3.08
Period from 7/11/2002 to 9/30/2002    10.00         .23            (.40)           (.17)
---------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                   9.62         .84            2.25            3.09
Period from 6/18/2002 to 9/30/2002    10.76         .31           (1.18)           (.87)
---------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                   9.62         .88            2.25            3.13
Period from 6/21/2002 to 9/30/2002    10.60         .31           (1.01)           (.70)
---------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                 $ 9.62       $ .92          $ 2.25          $ 3.17
Period from 7/19/2002 to 9/30/2002     9.97         .22            (.38)           (.16)
---------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   9.62         .95            2.25            3.20
Period from 5/15/2002 to 9/30/2002    11.30         .42           (1.70)          (1.28)
                                           DIVIDENDS AND DISTRIBUTIONS


                                    Dividends                       Total                                 Net assets,
                                    (from net   Distributions     dividends      Net asset                  end of
                                    investment      (from            and       value, end of    Total       period
                                     income)    capital gains)  distributions     period      return/3/  (in millions)
------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                 $ (.92)        $  --          $ (.92)        $11.88        34.30%      $6,235
Year ended 9/30/2002                  (1.08)           --           (1.08)          9.62        (5.88)       3,327
Year ended 9/30/2001                  (1.25)           --           (1.25)         11.27        (3.44)       2,936
Year ended 9/30/2000                  (1.29)           --           (1.29)         12.93         5.29        2,788
Year ended 9/30/1999                  (1.29)         (.05)          (1.34)         13.52         8.11        2,777
------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                   (.82)           --            (.82)         11.88        33.16            1
Period from 7/11/2002 to 9/30/2002     (.21)           --            (.21)          9.62        (1.70)          --/4/
------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                   (.83)           --            (.83)         11.88        33.21           15
Period from 6/18/2002 to 9/30/2002     (.27)           --            (.27)          9.62        (8.05)          --/4/
------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                   (.87)           --            (.87)         11.88        33.71           14
Period from 6/21/2002 to 9/30/2002     (.28)           --            (.28)          9.62        (6.63)           1
------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                 $ (.91)           --          $ (.91)        $11.88      $ 34.17       $    9
Period from 7/19/2002 to 9/30/2002     (.19)           --            (.19)          9.62        (1.58)          --/4/
------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   (.94)           --            (.94)         11.88        34.61           75
Period from 5/15/2002 to 9/30/2002     (.40)           --            (.40)          9.62       (11.41)          42



                                     Ratio of     Ratio of net
                                     expenses        income
                                    to average     to average
                                    net assets     net assets
---------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                 .75   %/5/      8.49%
Year ended 9/30/2002                 .88             9.99
Year ended 9/30/2001                 .83             9.75
Year ended 9/30/2000                 .82             8.87
Year ended 9/30/1999                 .82             9.21
---------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                1.60/5,6/        7.20
Period from 7/11/2002 to 9/30/2002   .38/6/          2.32
---------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                1.57/5,6/        7.34
Period from 6/18/2002 to 9/30/2002   .48/6/          3.17
---------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                1.18/5,6/        7.74
Period from 6/21/2002 to 9/30/2002   .36/6/          3.21
---------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                 .83   %/5,6/    8.13%
Period from 7/19/2002 to 9/30/2002   .14/6/          2.25
---------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                 .52/5/          8.77
Period from 5/15/2002 to 9/30/2002   .23             4.25


American High-Income Trust / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      41%         34%         44%         46%          30%
 OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Amount less than $1 million.
/5/ Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by Capital Research and Management Company during the year ended September 30, 2003.
/6/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.01%, 2.31%, 1.28% and .86% for Class R-1, R-2, R-3 and R-4 shares, respectively, during the year ended September 30, 2003, and 2.07%, .85%, .51% and 9.55% for Class R-1, R-2, R-3 and R-4
    shares, respectively, during the period ended September 30, 2002.

                                        American High-Income Trust / Prospectus

Appendix

MOODY'S INVESTORS SERVICE, INC.
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service, Inc. ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from "Aaa" to "C." Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- "Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Aa -- "Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues."

A -- "Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Baa -- "Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ba -- "Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

B -- "Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Caa -- "Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ca -- "Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

C -- "Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("Standard & Poor's") rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- "An obligation rated 'AAA' has the highest-rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


                                     17
American High-Income Trust / Prospectus

AA -- "An obligation rated 'AA' differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."

A -- "An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."

BBB -- "An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation."

BB, B, CCC, CC and C -- "Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."

BB -- "An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B -- "An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

CCC -- "An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC -- "An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C -- "The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued."

D -- "An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                                     18
                                        American High-Income Trust / Prospectus

[logo - American Funds (sm)]            The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington,D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[logo - recycled bug]




Printed on recycled paper
RPGEPR-921-1203 Litho in USA               Investment Company File No. 811-5364
CGD/RRD/8025
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
          Capital Guardian                   Capital Bank and Trust

                           AMERICAN HIGH-INCOME TRUST

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              December 1, 2003


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of American High-Income Trust (the "fund" or "AHIT") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                           American High-Income Trust
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       12
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       25
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       33
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       35
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder Account Services and Privileges . . . . . . . . . . . .       37
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       38
General Information . . . . . . . . . . . . . . . . . . . . . . . .       38
Class A Share Investment Results and Related Statistics . . . . . .       41
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Financial Statements




                      American High-Income Trust - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest at least 65% of its assets in lower quality, lower rated debt securities, (rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality) and other similar securities, including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

..    The fund may invest up to 25% of its assets in equity securities (including common stock) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

..    The fund may invest up to 5% of its assets in warrants and rights (but no more than 2% of the fund's assets may be invested in warrants or rights that are not listed on either the New York Stock Exchange or American Stock Exchange).

NON-U.S. SECURITIES

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline

                      American High-Income Trust - Page 2
significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

                      American High-Income Trust - Page 3

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

                      American High-Income Trust - Page 4

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie

                      American High-Income Trust - Page 5

Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the

                      American High-Income Trust - Page 6
security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any

                      American High-Income Trust - Page 7
decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

                      American High-Income Trust - Page 8

OPTIONS ON U.S. TREASURY SECURITIES - The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell
(buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 41% and 34%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                      American High-Income Trust - Page 9

These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;

4. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

5. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. government securities.

                      American High-Income Trust - Page 10

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                      American High-Income Trust - Page 11

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION     ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;            14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1987        Private investor; former                  19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                          IHOP Corporation;
 Age: 70                                           Group (non-utility holding                              Southwest Water
                                                   company, subsidiary of Southern                         Company;
                                                   California Edison Company)                              Valero L.P.
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,            12            Allegheny Technologies;
 Age: 55                                           AnAerobics, Inc. (organic waste                         BF Goodrich;
                                                   management)                                             Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989        Chairman of the Board and CEO,            16            None
 Age: 68                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                 14            None
 Age: 57                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991        Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 69                                           AECOM Technology Corporation                            Southwest Water Company
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family             12            None
 Age: 60                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                      American High-Income Trust - Page 12

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4//,5/
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay     President          1995        Senior Vice President and                 1            None
 Age: 47              and Trustee                    Director, Capital Research and
                                                     Management Company; Director,
                                                     Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1987        Senior Vice President and                12            None
 Goldstine            Chairman of                    Director, Capital Research and
 Age: 73              the Board                      Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1987        Executive Vice President and             17            None
 Jr.                  the Board                      Director, Capital Research and
 Age: 54              and Trustee                    Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*; Director, American
                                                     Funds Distributors, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------



                      American High-Income Trust - Page 13

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson       Senior Vice President         1997          Senior Vice President, Capital Research Company*
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer        Vice President             1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                           Company; Secretary, American Funds Distributors, Inc.*;
                                                                   Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Jennifer L. Hinman       Vice President             2001          Vice President and Director, Capital Research Company*
 Age: 45
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary               1987          Vice President - Fund Business Management Group, Capital
 Age: 55                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick    Assistant Secretary          1994          Assistant Vice President - Fund Business Management Group,
 Age: 39                                                           Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman           Treasurer               2001          Vice President - Fund Business Management Group, Capital
 Age: 33                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
/1/ Trustees and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts;
    and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                      American High-Income Trust - Page 14

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller            $10,001 - $50,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman            $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez              $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 David C. Barclay               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------


/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $3,500 to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $285 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

                      American High-Income Trust - Page 15

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003



                                                                                      TOTAL COMPENSATION
                                                                                          (INCLDUING
                                                                                      VOLUNTARILY DEFERRED
                                                        AGGREGATE COMPENSATION          COMPENSATION/1/)
                                                       (INCLUDING VOLUNTARILY     FROM ALL FUNDS MANAGED BY
                                                       DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND
                                                             FROM THE FUND                 MANAGEMENT
                                   NAME                                           COMPANY OR ITS AFFILIATES/2/
--------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr./3/                                       $5,308                      $105,610
--------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                        5,677                       245,035
--------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                               4,738                        58,620
--------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                4,738                       216,120
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                               5,308                       166,395
--------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                               4,738                       137,120
--------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                4,738                        59,120
--------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($15,770), H. Frederick Christie ($11,747), Diane C. Creel ($18,757) and Martin Fenton ($18,519). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of November 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                      American High-Income Trust - Page 16

The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2003:




                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Security Trust Co Cust FBO                          Class R-1       7.56%
 Sailing Specialties Inc 401K
 2390 E Camelback Rd Ste 240
 Pheonix, AZ  85016-3474
----------------------------------------------------------------------------
 Martha Logan Pearl TTEE                             Class R-1      16.72
 Curiale Dellaverson Hirschfeld
 Kraemer & Sloan 401K Plan
 DTD 1/12/02
 111 Sutter St Fl 1800
 San Francisco, CA  94104-4541
----------------------------------------------------------------------------
 NFSC FEBO # TGA-015989                              Class R-1       8.78
 Raymond R Allis P/ADM
 CC Allis & Sons Inc Empl Defnd
 Ben Pen Pl
 RR 3 Box 173
 Wyalusing, PA  18853-9565
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                        Class R-3       6.30
 C/O IPO Portfolio Accounting
 PO Box 182029
 Columbus, OH  43218-2029
----------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                  Class R-3       6.27
 Principal Financial Group Omnibus
 ATTN RIS NTIO Trade Desk
 711 High St
 Des Moines, IA  50392-0001
----------------------------------------------------------------------------
 ABN AMRO Trust Services TTEE                        Class R-4       5.14
 Minntech Corp PSP
 161 N Clark St # 10RTR
 Chicago, IL  60601-3206
----------------------------------------------------------------------------
 Prudential Securities Inc FBO                       Class R-4      25.84
 Prudential Ret Pl Services
 Nominee TTEE Cust046693
 Random House Incentive
 PO Box 5310
 Scranton, PA  18505-5310
----------------------------------------------------------------------------
 Prudential Securities Inc FBO                       Class R-4      14.64
 Prudential Ret Pl Services
 Nominee TTEE Cust036693
 Bertelsman Savings
 PO Box 5310
 Scranton, PA  18505-5310
----------------------------------------------------------------------------
 Prudential Securities Inc FBO                       Class R-4      25.99
 Prudential Ret Pl Services
 Nominee TTEE Cust006693
 BMG 401K
 PO Box 5310
 Scranton, PA  18505-5310
----------------------------------------------------------------------------
 CGTC CO-TTEE                                        Class R-5       7.48
 PIM 6735-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC TR Capital Group Master                        Class R-5      33.05
 Retirement Pl PX-2534-NAV
 C/O Capital Guardian Trust Co
 333 S Hope St Fl 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------



                      American High-Income Trust - Page 17

COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.

                      American High-Income Trust - Page 18

The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party,

                      American High-Income Trust - Page 19
cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In reviewing the quality of services provided to the fund, the Committee noted that during 2002, the fund's absolute and relative results were negative on an absolute basis and also lagged those of its peers, but for the year to date through July 31, its absolute and relative results were favorable compared to its peers. Representatives of the investment adviser commented on the current economic climate generally and described a number of specific reasons for the fund's recent results. The Committee then considered broader issues, such as the quality and depth of the investment adviser's organization. They reviewed the qualifications of the investment professionals currently providing investment management and research services to the fund. In addition, the Committee noted the investment adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

                      American High-Income Trust - Page 20

The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL


         RATE                  IN EXCESS OF                   UP TO
-----------------------------------------------------------------------------
        0.30%                   $ 0                        $60 million
-----------------------------------------------------------------------------
        0.21                     60 million                  1 billion
-----------------------------------------------------------------------------
        0.18                      1 billion                  3 billion
-----------------------------------------------------------------------------
        0.16                      3 billion                  6 billion
-----------------------------------------------------------------------------
        0.15                      6 billion
-----------------------------------------------------------------------------



The agreement also provides for fees based on monthly gross investment income at the following rates:


                        MONTHLY GROSS INVESTMENT INCOME


            RATE                      IN EXCESS OF                   UP TO
-------------------------------------------------------------------------------------
            3.00%                      $        0                  $8,333,333
-------------------------------------------------------------------------------------
            2.50                        8,333,333                  25 million
-------------------------------------------------------------------------------------
            2.00                        25 million
-------------------------------------------------------------------------------------



Assuming net assets of $8.5 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.32%, 0.34%, 0.36%, 0.38% and
0.40%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended September 30, 2003, the investment adviser received $11,083,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $13,653,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $24,736,000. For the fiscal years ended September 30, 2002 and 2001, management fees paid by the fund amounted to $17,589,000 and $13,981,000, respectively. The Board of Trustees approved an amended agreement effective November 1, 2003, reducing the rates to 0.15% on assets in excess of $6 billion. Beginning March 18, 2003, Capital Research and Management Company voluntarily reduced fees for investment advisory services to the rates

                      American High-Income Trust - Page 21
provided by the amended agreement. As a result, for the year ended September 30, 2003, management fees were reduced by $84,000.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by the investment adviser were $54,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $ 3,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                       72,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       24,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        4,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       66,000
-----------------------------------------------------------------------------------------


                      American High-Income Trust - Page 22

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $8,680,000          $33,603,000
                                                 2002             4,422,000           16,768,000
                                                 2001             2,648,000           10,203,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares.

                      American High-Income Trust - Page 23

The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $11,640,000                 $1,073,000
------------------------------------------------------------------------------
       CLASS R-1                      5,000                      1,000
------------------------------------------------------------------------------
       CLASS R-2                     46,000                      9,000
------------------------------------------------------------------------------
       CLASS R-3                     32,000                      5,000
------------------------------------------------------------------------------
       CLASS R-4                      5,000                      2,000
------------------------------------------------------------------------------



                      American High-Income Trust - Page 24

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

                      American High-Income Trust - Page 25

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

                      American High-Income Trust - Page 26

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the

                      American High-Income Trust - Page 27
     fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                      American High-Income Trust - Page 28

SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                      American High-Income Trust - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:

                      American High-Income Trust - Page 30

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

                      American High-Income Trust - Page 31

(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

                      American High-Income Trust - Page 32

For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during

                      American High-Income Trust - Page 33
     which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be

                      American High-Income Trust - Page 34
     aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination

                      American High-Income Trust - Page 35
of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation

                      American High-Income Trust - Page 36
determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less

                      American High-Income Trust - Page 37
than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the investment adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2003, 2002 and 2001, amounted to $27,599,000, $12,796,000 and
$9,841,000, respectively. The volume of securities subject to dealer concessions purchased by the fund increased during the 2003 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $4,075,000 for Class A shares for the 2003 fiscal year.

                      American High-Income Trust - Page 38

INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of

                      American High-Income Trust - Page 39
the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on

                      American High-Income Trust - Page 40
     existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - SEPTEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.88
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.34


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 6.48% based on a 30-day (or one month) period ended September 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   =  dividends and interest earned during the period.

             b   =  expenses accrued for the period (net of reimbursements).

             c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =  the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2003 were 29.33%, 5.98% and 6.96%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2003 were 34.30%, 6.80% and 7.37%, respectively.

                      American High-Income Trust - Page 41

The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the following:

(1) The Credit Suisse First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. There are a total of 250 sectors which are followed by the Index.

                      American High-Income Trust - Page 42

(2) Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

(3) Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (Baa3/BBB) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.

(4) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                      American High-Income Trust - Page 43

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      American High-Income Trust - Page 44

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      American High-Income Trust - Page 45

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                      American High-Income Trust - Page 46

INVESTMENT PORTFOLIO   September 30, 2003

[pie chart]
                                      % of Net Assets

U.S. corporate bonds                       76.7 %
Non-U.S. corporate bonds                   12.3
U.S. Government obligations                 1.3
Non-U.S. government bonds                   2.6
Common stocks & warrants                    2.3
Cash & equivalents                          4.4
Other                                       0.4
[end pie chart]



TEN LARGEST HOLDINGS                  % of Net Assets
Dobson Communications                       3.1
American Tower Systems                      2.0
Edison International                        1.7
Crown Castle International                  1.6
Delhaize America                            1.5
J.C. Penney Co.                             1.4
AES                                         1.4
Nextel Partners                             1.4
Qwest Services                              1.4
Georgia-Pacific                             1.4



                                                                                       PRINCIPAL            MARKET
                                                                                     AMOUNT (000)            VALUE
BONDS, NOTES & equity securities                                                       OR SHARES             (000)

WIRELESS TELECOMMUNICATION SERVICES  -  12.55%
Dobson Communications Corp.:
 Series F, 6.00% convertible preferred  (1)                                             57,760 shares     $  11,668
 12.25% senior exchangeable preferred 2008  (2)                                         61,968               65,822
 13.00% senior exchangeable preferred 2009  (2)                                         27,329               28,422
 8.875% 2013 (1)                                                                 $      38,835               39,466
American Cellular Corp. 10.00% 2011 (1)                                                 61,050               65,934
American Tower Corp.:
 6.25% convertible notes 2009                                                            6,750                6,463
 9.375% 2009                                                                           105,850              108,496
 5.00% convertible debentures 2010                                                      25,925               23,559
American Towers, Inc. 0%/12.25% 2008 (3)                                                38,250               25,627
Crown Castle International Corp.:
 12.75% senior exchangeable preferred 2010  (2) (4)                                      5,757 shares         6,218
 9.00% 2011                                                                      $      11,770               12,211
 9.375% 2011                                                                            15,750               16,892
 0%/10.375% 2011 (3)                                                                    46,000               46,460
 10.75% 2011                                                                            20,000               22,300
 0%/11.25% 2011 (3)                                                                     27,100               27,100
Nextel Partners, Inc.:
 12.50% 2009                                                                            13,765               15,761
 11.00% 2010                                                                            24,375               26,751
 8.125% 2011 (1)                                                                        77,175               75,631
Nextel Communications, Inc. 7.375% 2015                                                 96,300               97,744
Triton PCS, Inc.:
 8.75% 2011                                                                             17,075               17,118
 9.375% 2011                                                                            15,135               15,476
 8.50% 2013                                                                             45,705               49,247
Western Wireless Corp. 9.25% 2013 (1)                                                   69,025               70,751
Centennial Cellular Corp. 10.75% 2008                                                   35,700               35,611
Centennial Communications Corp. and Centennial Cellular
   Operating Co. LLC 10.125% 2013 (1)                                                   31,305               32,401
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                             4,035                4,705
 8.125% 2012                                                                            17,000               20,223
 8.75% 2031                                                                              3,000                3,724
Tritel PCS, Inc. 10.375% 2011                                                            3,173                3,832
Cricket Communications, Inc.:  (5)  (6)
 6.188% 2007                                                                            30,070               14,359
 6.375% 2007                                                                            11,325                5,408
 6.625% 2007                                                                             8,815                4,209
 9.50% 2007                                                                              8,250                3,939
AirGate PCS, Inc. 0%/13.50% 2009 (3)                                                    30,475               23,466
iPCS, Inc. 0%/14.00% 2010 (3)  (6)                                                      27,725                3,188
Mobile Telesystems Finance 5.141% 2004 (1)  (5)                                         18,000               17,977
Cellco Finance NV 12.75% 2005                                                            1,500                1,639
Rogers Cantel Inc. 9.75% 2016                                                            1,375                1,598
Teletrac, Inc. 9.00% 2004 (1) (2) (7)                                                    1,915                  479
                                                                                                          1,051,875

MEDIA  -  10.00%
Young Broadcasting Inc.:
 Series B:
  9.00% 2006                                                                            11,367               11,481
  8.75% 2007                                                                            15,802               16,118
 10.00% 2011                                                                            50,560               53,846
Hollinger Participation Trust 12.125% 2010 (1) (2) (5)                                  41,383               46,815
CanWest Media Inc., Series B:
 10.625% 2011                                                                           16,100               18,354
 7.625% 2013                                                                             6,000                6,450
Cinemark USA, Inc:
 Series B, 8.50% 2008                                                                    4,000                4,170
 9.00% 2013                                                                             47,850               51,319
Liberty Media Corp.:
 7.75% 2009                                                                              4,750                5,472
 7.875% 2009                                                                            12,535               14,518
 5.70% 2013                                                                              5,000                5,003
 8.25% 2030                                                                             18,225               21,173
Quebecor Media Inc.:
 11.125% 2011                                                                           38,178               43,714
 0%/13.75% 2011 (3)                                                                      2,192                1,874
AMC Entertainment Inc.:
 9.50% 2009                                                                             12,000               12,495
 9.50% 2011                                                                             10,150               10,708
 9.875% 2012                                                                            20,150               22,064
Tele-Communications, Inc.:
 9.80% 2012                                                                              9,380               12,399
 7.875% 2013                                                                             3,173                3,822
TCI Communications, Inc. 8.75% 2015                                                      7,500                9,717
Comcast Corp.:
 10.625% 2012                                                                            2,245                2,945
 7.05% 2033                                                                              5,000                5,501
Lenfest Communications, Inc. 7.625% 2008                                                 6,750                7,726
AOL Time Warner Inc.:
 6.15% 2007                                                                             20,000               21,999
 6.875% 2012                                                                             9,500               10,680
Time Warner Inc. 6.875% 2018                                                             5,000                5,563
Antenna TV SA:
 9.00% 2007                                                                             12,450               12,030
 9.75% 2008                                                                      Euro   20,750               23,424
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (1)             $      29,000               32,842
Emmis Communications Corp. 0%/12.50% 2011 (3)                                           35,496               31,769
Gray Communications Systems, Inc.:
 9.25% 2011                                                                             23,675               26,220
 Series C, 8.00% convertible preferred 2012  (1)  (2) (7)                                  300 shares         3,073
Charter Communications Holdings, LLC:
 10.00% 2009                                                                     $       1,125                  894
 10.25% 2010 (1)                                                                         6,750                6,834
 0%/11.75% 2010 (3)                                                                      3,425                2,432
 0%/9.92% 2011 (3)                                                                       4,900                3,491
 0%/11.75% 2011 (3)                                                                     11,175                6,202
 0%/13.50% 2011 (3)                                                                      5,525                3,481
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (3)                       2,850                1,482
Carmike Cinemas, Inc., Series B, 10.375% 2009                                           22,720               23,970
EchoStar DBS Corp. 9.125% 2009                                                          19,925               22,665
Regal Cinemas Corp., Series B, 9.375% 2012                                              17,750               20,057
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                  19,050               19,764
Univision Communications Inc. 7.85% 2011                                                14,960               17,781
Adelphia Communications Corp.:
 10.25% 2006 (6)                                                                         9,955                6,819
 Series B, 13.00% preferred 2009  (4)                                                   36,196 shares           299
 10.25% 2011 (6)                                                                 $       9,850                6,993
Century Communications Corp. 0% 2003 (8)                                                 4,565                2,899
Clear Channel Communications, Inc.:
 4.625% 2008                                                                             3,000                3,149
 4.25% 2009                                                                              4,625                4,687
Chancellor Media Corp. of Los Angeles 8.00% 2008                                         6,699                7,670
RH Donnelley Inc.: (1)
 8.875% 2010                                                                            10,605               11,931
 10.875% 2012                                                                            3,000                3,555
British Sky Broadcasting Group PLC:
 6.875% 2009                                                                             5,000                5,597
 8.20% 2009                                                                              7,500                8,911
NextMedia Operating, Inc. 10.75% 2011                                                   12,000               13,500
Cox Communications, Inc. 7.75% 2010                                                     11,005               13,163
Radio One, Inc., Series B, 8.875% 2011                                                  10,250               11,198
Mediacom LLC and Mediacom Capital Corp.:
 7.875% 2011                                                                             3,000                2,737
 9.50% 2013                                                                              7,115                6,777
Entravision Communications Corp. 8.125% 2009                                             8,500                8,946
LBI Media, Inc. 10.125% 2012                                                             7,375                8,112
Entercom Radio, LLC 7.625% 2014                                                          6,500                6,874
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                    5,000                5,687
Sun Media Corp. 7.625% 2013                                                              4,250                4,484
News America Inc. 6.75% 2038                                                             2,990                3,246
RBS Participacoes SA 11.00% 2007 (1)                                                     4,500                2,947
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006 (1)  (6)                 2,600                1,027
Globo Comunicacoes e Participacoes SA 10.625% 2008 (1)  (6)                              2,485                  982
PanAmSat Corp. 6.125% 2005                                                               1,025                1,048
Cox Radio, Inc. 6.625% 2006                                                                250                  270
                                                                                                            837,845

MATERIALS  -  9.21%
Georgia-Pacific Corp.:
 7.50% 2006                                                                             18,875               19,536
 7.375% 2008 (1)                                                                        35,200               36,476
 8.125% 2011                                                                            29,250               30,566
 9.50% 2022                                                                              8,150                8,231
 9.125% 2022                                                                             3,000                2,985
 8.25% 2023                                                                              5,000                4,650
 8.875% 2031                                                                            10,095               10,196
Fort James Corp. 6.625% 2004                                                             1,600                1,648
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                   5,500                5,252
 Series B, 9.875% 2007                                                                   2,000                1,915
 9.50% 2008                                                                             22,215               20,660
 10.875% 2009                                                                           34,885               31,222
 11.125% 2012                                                                           14,340               14,125
 10.50% 2013                                                                             1,950                1,872
Equistar Chemicals, LP 10.625% 2011 (1)                                                 10,500               10,447
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                        61,205               68,703
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                             9,425               10,085
 7.75% 2011                                                                             15,985               16,624
 8.75% 2012                                                                             22,225               23,947
Owens-Illinois, Inc.:
 8.10% 2007                                                                              5,250                5,414
 7.35% 2008                                                                              4,440                4,329
 7.50% 2010                                                                              2,000                1,940
Jefferson Smurfit Corp. (U.S.):
 8.25% 2012                                                                             21,450               22,522
 7.50% 2013                                                                             18,550               18,921
Stone Container Corp.:
 9.25% 2008                                                                              6,425                7,019
 9.75% 2011                                                                             10,700               11,716
Abitibi-Consolidated Co. of Canada:
 5.25% 2008                                                                             11,500               11,075
 6.00% 2013                                                                             33,075               31,190
Abitibi-Consolidated Inc. 8.55% 2010                                                    13,500               14,764
Potlatch Corp. 10.00% 2011                                                              30,853               34,401
Kappa Beheer BV:
 10.625% 2009                                                                    Euro   16,250               20,477
 0%/12.50% 2009 (3)                                                                      6,150                7,212
United States Steel Corp.:
 10.75% 2008                                                                     $       5,500                5,885
 9.75% 2010                                                                             20,000               20,600
Gerdau Ameristeel Corp. 10.375% 2011 (1)                                                24,375               24,619
Graphic Packaging International, Inc. 8.50% 2011 (1)                                    21,600               23,490
AK Steel Corp.:
 7.875% 2009                                                                             9,495                6,836
 7.75% 2012                                                                             20,900               14,525
Longview Fibre Co. 10.00% 2009                                                          17,950               20,014
Oregon Steel Mills, Inc. 10.00% 2009                                                    23,724               19,572
Steel Dynamics, Inc. 9.50% 2009                                                         15,930               17,125
Norampac Inc. 6.75% 2013 (1)                                                            15,700               16,092
Luscar Coal Ltd. 9.75% 2011                                                             13,925               15,944
Earle M. Jorgensen Co. 9.75% 2012                                                       14,725               15,756
Smurfit Capital Funding PLC 6.75% 2005                                                  10,175               10,480
Tekni-Plex, Inc., Series B, 12.75% 2010                                                 10,575               10,416
Millennium America Inc. 9.25% 2008                                                       9,100                9,487
Ball Corp., Series A, 6.875% 2012                                                        7,500                7,772
Peabody Energy Corp., Series B, 6.875% 2013                                              7,000                7,332
UCAR Finance Inc. 10.25% 2012                                                            5,551                6,092
Allegheny Technologies, Inc. 8.375% 2011                                                 5,000                4,425
Norske Skogindustrier ASA 7.125% 2033 (1)                                                2,500                2,582
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (6)                                          125                   58
Indah Kiat International Finance Co. BV 11.875% 2002 (8)                                 2,250                1,046
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (8)                                        11,875                  950
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002 (8)                                                                         2,500                  637
 10.75% 2007 (6)                                                                           550                  143
APP International Finance Co. BV 11.75% 2005 (6)                                           275                  121
                                                                                                            772,119

TECHNOLOGY HARDWARE & EQUIPMENT  -  8.20%
Solectron Corp.:
 Series B, 7.375% 2006                                                                  13,095               13,455
 9.625% 2009                                                                            54,425               60,276
 0% LYON convertible notes 2020                                                         69,150               39,415
Xerox Corp.:
 7.15% 2004                                                                              5,500                5,651
 9.75% 2009                                                                              2,000                2,230
 7.125% 2010                                                                            46,625               46,508
 7.625% 2010                                                                             5,000                4,956
Xerox Capital (Europe) PLC 5.875% 2004                                                  28,500               28,785
ON Semiconductor Corp.:
 13.00% 2008                                                                            37,165               42,554
 Semiconductor Components Industries, LLC 12.00% 2010 (5)                               22,125               26,052
SCG Holding Corp. 12.00% 2009                                                            3,305                3,462
Sanmina-SCI Corp. 10.375% 2010                                                          51,750               60,936
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                        12,000               10,935
Micron Technology, Inc.:
 6.50% 2005 (1)                                                                         45,000               43,650
 2.50%  convertible notes 2010  (1)                                                      8,000               10,680
Amkor Technology, Inc.:
 5.75% convertible notes 2006                                                            6,800                6,502
 9.25% 2008                                                                             19,935               21,629
 7.75% 2013 (1)                                                                         21,310               21,523
Fairchild Semiconductor Corp.:
 5.00% convertible notes 2008                                                           17,850               17,560
 10.50% 2009                                                                            27,675               30,927
Motorola, Inc.:
 7.625% 2010                                                                             7,000                8,015
 8.00% 2011                                                                             14,235               16,513
 7.50% 2025                                                                              9,500               10,212
 6.50% 2028                                                                              3,175                3,076
 5.22% 2097                                                                              4,550                3,401
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                        25,750               25,235
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                          20,200               20,654
Nortel Networks Ltd. 6.125% 2006                                                        17,925               18,104
Celestica Inc. 0% convertible debentures 2020                                           32,625               17,332
Flextronics International Ltd.:
 9.75% 2010                                                                      Euro   11,310               14,516
 6.50% 2013 (1)                                                                  $       2,500                2,494
Jabil Circuit, Inc. 5.875% 2010                                                         14,750               15,341
Lucent Technologies Inc. 7.25% 2006                                                     15,000               14,512
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                        14,700               12,550
LSI Logic Corp. 4.00% convertible notes 2006                                             3,000                2,884
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                                      2,600                2,223
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                    1,525                1,483
TriQuint Semiconductor, Inc. 4.00% convertible subordinated notes 2007                   1,060                  918
                                                                                                            687,149

RETAILING  -  7.52%
Delhaize America, Inc.:
 7.375% 2006                                                                            33,325               35,824
 8.125% 2011                                                                            55,645               61,488
 9.00% 2031                                                                             23,000               25,702
J.C. Penney Co., Inc.:
 7.05% 2005                                                                              6,380                6,667
 Series A, 6.50% 2007                                                                      250                  261
 7.60% 2007                                                                              1,375                1,492
 7.375% 2008                                                                             7,030                7,522
 8.00% 2010                                                                             24,000               26,460
 9.00% 2012                                                                              4,020                4,563
 6.875% 2015                                                                             7,920                7,841
 7.65% 2016                                                                              2,000                2,100
 7.95% 2017                                                                             14,750               15,635
 9.75% 2021 (9)                                                                          8,136                8,502
 8.25% 2022 (9)                                                                         13,937               14,425
 7.125% 2023                                                                               500                  475
 8.125% 2027                                                                             8,925                9,193
 7.40% 2037                                                                              5,745                6,118
 7.625% 2097                                                                             9,875                9,134
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                             23,765               23,646
 8.25% 2010                                                                             16,027               17,309
 6.50% 2017                                                                      Lira    1,375                2,056
Koninklijke Ahold NV 5.875% 2008                                                 Euro   15,750               18,285
Koninklijke KPN NV 4.00% convertible note 2005                                          10,000               11,143
Ahold Lease Pass Through Trust: (9)
 Series 2001-A-1, 7.82% 2020                                                     $       3,452                3,368
 Series 2001-A-2, 8.62% 2025                                                             7,345                7,203
Amazon.com, Inc.:                                                                                            11,721
 4.75% convertible subordinated debentures 2009                                         12,225               68,354
 6.875% PEACS convertible subordinated notes 2010                                Euro   59,550
Saks Inc.:                                                                                                    5,375
 7.50% 2010                                                                      $       5,000               19,543
 9.875% 2011                                                                            16,492               15,125
 7.375% 2019                                                                            15,050
Gap, Inc.:                                                                                                    2,137
 9.90% 2005 (5)                                                                          1,900               17,474
 6.90% 2007                                                                             16,180               19,574
 10.55% 2008 (5)                                                                        16,210
Dillard's, Inc.:                                                                                              5,300
 6.125% 2003                                                                             5,300                2,994
 6.43% 2004                                                                              2,950                  970
 6.69% 2007                                                                              1,000                2,817
 6.30% 2008                                                                              2,950                5,912
 6.625% 2018                                                                             6,915                6,215
 7.00% 2028                                                                              7,720                6,697
Mercantile Stores Company, Inc. 8.20% 2022 (9)                                           7,125                2,225
Dillard Department Stores, Inc. 7.875% 2023                                              2,500
Pathmark Stores, Inc.:                                                                                       11,793
 8.75% 2012 (1)                                                                         11,450               16,789
 8.75% 2012                                                                             16,300
Toys "R" Us, Inc.:                                                                                            1,898
 6.875% 2006                                                                             1,750                2,181
 7.625% 2011                                                                             2,000               19,991
 7.875% 2013                                                                            18,250               15,983
Office Depot, Inc. 10.00% 2008                                                          13,375               12,561
PETCO Animal Supplies, Inc. 10.75% 2011                                                 10,875               10,200
Payless ShoeSource, Inc. 8.25% 2013 (1)                                                 10,000                4,935
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (9) (10)                         9,665                3,732
Kmart Corp. Pass Through Trust, Series 1995 K-2, 9.78% 2020 (9)  (10)                    9,089
Rite Aid Corp.:                                                                                               1,504
 6.875% 2013                                                                             1,600                5,464
 7.70% 2027                                                                              6,280                4,089
Staples, Inc. 7.375% 2012                                                                3,500
Great Atlantic & Pacific Tea Co., Inc.:                                                                         283
 9.125% 2011                                                                               300
 9.375% QUIBS preferred 2039                                                            18,500 shares           423
                                                                                                            630,671

HOTELS, RESTAURANTS & LEISURE  -  6.38%
Six Flags, Inc.:
 7.25% PIERS convertible preferred 2009, Series B                                    1,000,000               19,600
 9.50% 2009                                                                      $      13,000               12,448
 8.875% 2010                                                                            25,125               23,178
 9.75% 2013 (1)                                                                         16,125               15,238
Premier Parks Inc. 9.75% 2007                                                           14,875               14,689
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                             18,668               19,275
 6.75% 2008                                                                              7,340                7,450
 8.00% 2010                                                                             13,750               14,575
 8.75% 2011                                                                             12,000               13,140
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                             7,055                7,646
 6.375 2009 (1)                                                                         14,160               14,355
 8.375% 2011                                                                             4,000                4,380
 8.00% 2012                                                                              7,775                8,436
MGM Mirage, Inc.:
 6.00% 2009                                                                             11,750               11,867
 8.50% 2010                                                                              3,100                3,503
Mirage Resorts, Inc.:
 6.625% 2005                                                                             1,950                2,038
 6.75% 2007                                                                              7,450                7,860
 6.75% 2008                                                                              4,800                5,076
Boyd Gaming Corp.:
 9.25% 2009                                                                              6,595                7,395
 7.75% 2012                                                                             15,500               16,081
 8.75% 2012                                                                              4,500                4,899
Buffets, Inc. 11.25% 2010                                                               22,400               23,408
IT&T Corp. 6.75% 2005                                                                   12,000               12,705
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                             6,625                7,138
 7.875% 2012                                                                             2,575                2,833
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                   19,500               20,987
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                            10,875               11,799
 7.125% 2007                                                                             3,850                4,372
 8.00% 2011                                                                              3,189                3,783
Station Casinos, Inc.:
 8.375% 2008                                                                            16,250               17,611
 9.875% 2010                                                                             2,000                2,222
Extended Stay America, Inc. 9.875% 2011                                                 17,625               19,542
Argosy Gaming Co.:
 10.75% 2009                                                                             7,375                8,122
 9.00% 2011                                                                             10,350               11,307
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012          17,380               17,380
Hilton Hotels Corp.:
 7.625% 2008                                                                             4,700                5,170
 7.20% 2009                                                                              9,710               10,487
 8.25% 2011                                                                              1,290                1,448
YUM  Brands, Inc. 7.70% 2012                                                            14,150               15,742
Coast Hotels and Casinos, Inc. 9.50% 2009                                               14,500               15,551
Eldorado Resorts LLC 10.50% 2006                                                        14,250               14,464
Florida Panthers Holdings, Inc. 9.875% 2009                                             12,250               13,123
Jupiters Ltd. 8.50% 2006                                                                11,780               12,914
Sbarro, Inc. 11.00% 2009                                                                14,000               12,180
International Game Technology:
 7.875% 2004                                                                             6,000                6,216
 8.375% 2009                                                                             3,250                3,946
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007           10,250               10,045
Mandalay Resort Group, Series B, 10.25% 2007                                             7,500                8,663
CKE Restaurants, Inc. 9.125% 2009                                                        6,179                6,241
Ameristar Casinos, Inc. 10.75% 2009                                                      2,000                2,285
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (1)  (6) (7)                 10,508                    1
                                                                                                            534,814

DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.15%
Qwest Services Corp.: (1)
 13.00% 2007                                                                            46,641               52,471
 13.50% 2010                                                                            17,530               20,510
 14.00% 2014                                                                             8,097                9,777
Qwest Capital Funding, Inc. 7.75% 2006                                                  29,100               28,664
Qwest Corp. 8.875% 2012 (1)                                                              3,600                4,014
U S WEST, Inc. 7.20% 2004                                                                1,500                1,549
Sprint Capital Corp.:
 7.90% 2005                                                                              1,500                1,621
 7.125% 2006                                                                            10,140               11,142
 6.00% 2007                                                                             13,502               14,543
 7.625% 2011                                                                            23,860               26,942
 8.375% 2012                                                                            10,550               12,468
 6.90% 2019                                                                             12,332               12,679
NTL Inc. 19.00% 2010 (2)                                                                36,245               35,339
Comcast UK Cable Partners Ltd. 11.20% 2007                                              20,605               20,734
Cincinnati Bell Inc. 7.25% 2013 (1)                                                     51,750               51,491
AT&T Corp. 7.80% 2011 (5)                                                               32,000               37,055
TeleWest PLC: (6)
 9.625% 2006                                                                             6,100                2,898
 11.00% 2007                                                                            18,160                8,944
Telewest Communications PLC: (6)
 11.25% 2008                                                                             9,210                4,467
 9.875% 2010                                                                            29,883               13,970
 0%/11.375% 2010 (3)                                                                    12,000                4,380
France Telecom 9.00% 2011 (5)                                                           17,250               21,107
NTELOS, Inc. 9.00% convertible bonds 2013 (1) (7)                                       14,555               14,656
TELUS Corp. 7.50% 2007                                                                   8,250                9,286
FairPoint Communications, Inc. 11.875% 2010                                              4,950                5,668
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                     4,750                5,445
GT Group Telecom Inc. 0%/13.25% 2010 (3)  (6)                                           11,000                   23
VoiceStream Wireless Corp. 10.375% 2009                                                      1                    1
XO Communications, Inc. 14.00% preferred 2009 (2) (4)                                       40 shares             0
                                                                                                            431,844

UTILITIES  -  4.73%
Edison Mission Energy:
 10.00% 2008                                                                     $       7,000                6,195
 7.73% 2009                                                                             21,375               17,528
 9.875% 2011                                                                            18,625               16,018
Southern California Edison 8.00% 2007 (1)                                               30,725               34,489
Mission Energy Holding Co. 13.50% 2008                                                  34,975               23,258
Edison International 6.875% 2004                                                        20,000               20,450
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                       15,350               14,285
Homer City Funding LLC 8.734% 2026 (9)                                                  10,800               11,124
AES Corp.:
 10.00% 2005 (1)                                                                        14,450               14,956
 9.50% 2009                                                                             19,357               20,034
 9.375% 2010                                                                            10,569               10,833
 8.75% 2013 (1)                                                                         43,985               46,404
 9.00% 2015 (1)                                                                         15,150               16,097
AES Trust VII 6.00% convertible preferred 2008                                         264,925 shares        10,067
Dynegy Holdings Inc.: (1)
 9.875% 2010                                                                     $      18,025               18,926
 10.125% 2013                                                                           37,140               39,368
Duke Capital Corp. 7.50% 2009                                                           18,375               20,703
Drax Holdings Ltd., Series B, 10.41% 2020 (9)                                           22,975               17,231
FPL Energy American Wind, LLC 6.639% 2023 (1)  (9)                                      14,475               14,711
Nevada Power Co. 9.00% 2013 (1)                                                          8,000                8,300
TNP Enterprises, Inc., Series B, 10.25% 2010                                             4,250                4,399
Williams Companies, Inc. 8.125% 2012                                                     1,750                1,829
Williams Holdings of Delaware, Inc. 6.25% 2006                                           1,250                1,250
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                                2,550                2,618
El Paso Corp. 7.875% 2012                                                                3,000                2,535
Dominion Resources, Inc., Series 2002-C, 5.70% 2012  (5)                                 1,800                1,917
Oncor Electric Delivery Co. 6.375% 2012                                                    670                  750
                                                                                                            396,275

FINANCIALS  -  3.96%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
  preferred (undated) (1)  (5)                                                          50,580               54,566
IBJ Preferred Capital Co. LLC, Series A, 8.79%
  noncumulative preferred (undated) (1)  (5)                                            36,650               37,841
Capital One Financial Corp.:
 7.25% 2006                                                                              5,500                5,912
 8.75% 2007                                                                             32,815               36,980
 7.125% 2008                                                                             5,000                5,407
Capital One Bank 6.50% 2013                                                             12,500               12,817
Providian Financial Corp.:
 3.25% convertible debentures 2005                                                      20,000               18,800
 Series A, 9.525% 2027 (1) (11)                                                         15,000               13,725
UFJ Finance Aruba AEC 6.75% 2013                                                        16,745               17,575
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative
  preferred (undated) (1)  (5)                                                          13,500               14,677
MBNA Corp.:
 5.625% 2007                                                                            10,000               10,876
 Series F, 7.50% 2012                                                                    7,500                8,773
 MBNA Capital A, Series A, 8.278% 2026                                                   7,500                8,129
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                 9,750               11,705
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1)  (5)          8,480                9,158
Bayer Hypo-Vereinsbank 8.741% 2031 (1)                                                   9,903               10,944
ACE Capital Trust II 9.70% 2030                                                          6,250                8,172
Mangrove Bay Pass Through Trust 6.102% 2033 (1)                                          8,000                7,976
Household Finance Corp. 6.40% 2008                                                       6,000                6,741
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (9)                                 5,000                6,157
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred          106,389 shares         6,022
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                 $       4,500                4,916
CNA Financial Corp. 7.25% 2023                                                           5,000                4,667
Kazkommerts International BV 8.50% 2013 (1)                                              3,500                3,421
Advanta Capital Trust I, Series B, 8.99% 2026                                            4,500                2,948
Sovereign Capital Trust I 9.00% 2027                                                     2,500                2,772
                                                                                                            331,677

AUTOMOBILES & COMPONENTS  -  3.60%
Ford Motor Credit Co.:
 6.875% 2006                                                                            13,500               14,369
 6.50% 2007                                                                             25,000               26,440
 7.375% 2009                                                                            14,000               14,941
 7.875% 2010                                                                            12,025               13,055
 7.25% 2011                                                                             10,000               10,452
 7.375% 2011                                                                            19,000               20,013
Ford Motor Co. Capital Trust II 6.50% cumulative convertible
  trust preferred 2032                                                                 160,600 shares         6,956
General Motors Acceptance Corp.:
 6.125% 2006                                                                     $       5,000                5,315
 6.125% 2007                                                                            13,500               14,285
 6.15% 2007                                                                             10,000               10,598
 6.875% 2011                                                                            12,000               12,475
 6.875% 2012                                                                            27,500               28,499
General Motors Corp.:
 7.20% 2011                                                                              7,250                7,650
 Series B, 5.25% convertible debentures 2032                                               500               11,490
TRW Automotive Acquisition Corp.: (1)
 9.375% 2013                                                                            18,850               21,301
 11.00% 2013                                                                             2,520                2,948
Tenneco Automotive Inc.:
 Series B, 11.625% 2009                                                                 11,000               10,890
 10.25% 2013 (1)                                                                         3,875                4,224
Stoneridge, Inc. 11.50% 2012                                                            13,075               15,004
Lear Corp., Series B, 8.11% 2009                                                        12,675               14,640
Visteon Corp. 8.25% 2010                                                                 9,000                9,606
ArvinMeritor, Inc.:
 6.625% 2007                                                                               750                  743
 8.75% 2012                                                                              4,375                4,605
Meritor Automotive, Inc. 6.80% 2009                                                      2,200                2,145
Dana Corp. 10.125% 2010                                                                  4,925                5,528
R.J. Tower Corp. 12.00% 2013 (1)                                                         5,000                5,100
Dura Operating Corp., Series B, 8.625% 2012                                              4,625                4,822
DaimlerChrysler North America Holding Corp. 7.20% 2009                                   3,000                3,366
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (6) (7)                               9,650                  121
                                                                                                            301,581

OIL & GAS  -  3.53%
Premcor Refining Group Inc.:
 9.25% 2010                                                                             12,675               13,879
 9.50% 2013                                                                             27,375               30,249
 7.50% 2015                                                                             18,550               18,596
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                             2,225                2,281
 8.875% 2007                                                                            29,140               29,869
 8.625% 2008                                                                             1,120                1,159
Port Arthur Finance Corp. 12.50% 2009 (9)                                                1,906                2,220
General Maritime Corp. 10.00% 2013                                                      33,990               38,154
Western Oil Sands Inc. 8.375% 2012                                                      30,355               34,529
Petrozuata Finance, Inc., Series B: (9)
 8.22% 2017 (1)                                                                         29,490               25,361
 8.22% 2017                                                                              6,900                5,934
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                    1,750                1,881
 7.625% 2011                                                                             3,500                3,763
 8.375% 2012                                                                            22,000               23,980
Overseas Shipholding Group, Inc.:
 8.25% 2013                                                                             11,000               11,550
 8.75% 2013                                                                              7,000                7,499
Teekay Shipping Corp. 8.875% 2011                                                       16,875               18,731
Pogo Producing Co.:
 10.375% 2009                                                                            8,250                8,889
 Series B, 8.25% 2011                                                                    1,700                1,857
XTO Energy Inc.:
 7.50% 2012                                                                              4,450                4,973
 6.25% 2013                                                                              3,000                3,120
Valero Energy Corp. 6.125% 2007                                                          3,940                4,324
Pemex Project Funding Master Trust:
 7.875% 2009                                                                             1,400                1,596
 8.625% 2022                                                                             1,170                1,310
                                                                                                            295,704

CONSUMER DURABLES & APPAREL  -  3.18%
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                            12,480               14,570
 8.875% 2012                                                                            14,475               15,561
 7.75% 2013 (1)                                                                         15,750               16,301
D.R. Horton, Inc.:
 8.00% 2009                                                                             14,770               16,210
 9.75% 2010                                                                              3,000                3,390
 6.875% 2013                                                                             3,000                3,030
Schuler Homes, Inc. 10.50% 2011                                                          6,280                7,151
WCI Communities, Inc.:
 10.625% 2011                                                                           21,600               23,760
 9.125% 2012                                                                             5,325                5,724
Ryland Group, Inc.:
 5.375% 2008                                                                            18,000               18,203
 9.75% 2010                                                                              9,825               11,274
MDC Holdings, Inc.:
 7.00% 2012                                                                             15,900               17,507
 5.50% 2013                                                                              4,000                4,007
William Lyon Homes, Inc. 10.75% 2013                                                    17,495               19,070
Warnaco Inc. 8.875% 2013 (1)                                                            15,875               17,105
Toll Corp.:
 8.25% 2011                                                                              1,750                1,916
 8.25% 2011                                                                              5,500                6,023
Toll Brothers, Inc. 6.875% 2012                                                          6,750                7,570
Beazer Homes USA, Inc. 8.375% 2012                                                      13,250               14,376
Levi Strauss & Co.:
 11.625% 2008                                                                    Euro    3,316                3,250
 11.625% 2008                                                                    $       2,400                1,980
 12.25% 2012                                                                             9,125                7,346
Salton/Maxim Housewares, Inc. 10.75% 2005                                                4,300                4,246
Salton, Inc. 12.25% 2008                                                                 6,575                6,460
Boyds Collection, Ltd., Series B, 9.00% 2008                                             8,122                8,254
Lennar Corp.:
 7.625% 2009                                                                             3,250                3,797
Series B, 9.95% 2010                                                                     2,500                2,895
Pulte Homes, Inc.:
 7.875% 2032                                                                             2,430                2,770
 6.375% 2033                                                                             2,500                2,407
                                                                                                            266,153

CAPITAL GOODS  -  3.00%
Tyco International Group SA:
 6.375% 2005                                                                             9,900               10,346
 6.125% 2008                                                                            21,225               22,286
 6.125% 2009                                                                            11,500               12,075
 6.375% 2011                                                                            11,500               11,917
Terex Corp.:
 8.875% 2008                                                                             2,000                2,095
 9.25% 2011                                                                             23,900               26,290
 Class B, 10.375% 2011                                                                  12,300               13,838
Technical Olympic USA, Inc.:
 9.00% 2010                                                                             17,400               18,444
 10.375% 2012                                                                           19,500               21,060
American Standard Inc.:
 7.375% 2005                                                                             7,220                7,671
 7.375% 2008                                                                             4,450                4,884
 8.25% 2009                                                                             10,190               11,515
 7.625% 2010                                                                             8,850                9,912
Cummins Inc. 9.50% 2010 (1)                                                             12,475               14,284
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (1)                    180,000 shares        10,575
Bombardier Capital Inc., Series A, 6.125% 2006 (1)                               $      12,200               12,902
Nortek, Inc., Class B:
 9.125% 2007                                                                             4,000                4,140
 9.25% 2007                                                                              1,000                1,035
 9.875% 2011                                                                             5,350                5,684
Koppers Industry Inc. 9.875% 2013 (1)                                                    9,875                9,875
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
   preferred capital securities (1)                                                    351,648 shares         9,231
AGCO Corp. 9.50% 2008                                                            $       5,250                5,696
Jacuzzi Brands, Inc. 9.625% 2010 (1)                                                     3,000                3,128
NMHG Holding Co. 10.00% 2009                                                             2,000                2,210
                                                                                                            251,093

COMMERCIAL SERVICES & SUPPLIES  -  2.23%
Allied Waste North America, Inc.:
 Series B, 7.625% 2006                                                                   7,000                7,350
 8.50% 2008                                                                             18,000               19,530
 Series B, 8.875% 2008                                                                  18,750               20,391
 10.00% 2009                                                                            48,225               52,505
United Rentals (North America), Inc.:
 10.75% 2008 (1)                                                                        18,575               20,665
 10.75% 2008                                                                             5,000                5,563
Cendant Corp.:
 6.25% 2008                                                                              6,000                6,598
 7.125% 2015                                                                             7,500                8,539
PHH Corp. 7.125% 2013                                                                    5,000                5,602
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                 19,850               20,049
Waste Management, Inc.:
 6.875% 2009                                                                             1,500                1,702
 7.375% 2010                                                                             3,000                3,512
WMX Technologies, Inc.:
 6.375% 2003                                                                             1,000                1,007
 7.10% 2026                                                                              2,150                2,360
Synagro Technologies, Inc. 9.50% 2009                                                    4,000                4,400
Stericycle, Inc., Series B, 12.375% 2009                                                 3,407                3,935
Protection One Alarm Monitoring, Inc. 13.625% 2005 (5) (7)                               3,543                3,012
Safety-Kleen Services, Inc. 9.25% 2008 (6) (7)                                           7,000                  140
                                                                                                            186,860

FOOD & BEVERAGES  -  1.65%
Burns Philp Capital Pty Ltd.: (1)
 9.50% 2010                                                                             16,750               17,588
 10.75% 2011                                                                            14,575               15,304
 9.75% 2012                                                                             52,247               52,508
Constellation Brands, Inc. 8.125% 2012                                                  16,200               17,577
Canandaigua Brands, Inc. 8.50% 2009                                                      1,300                1,378
Del Monte Corp. 8.625% 2012 (1)                                                         16,775               18,411
Fage Dairy Industry SA 9.00% 2007                                                       10,000               10,050
Dole Food Co., Inc. 8.875% 2011                                                          5,210                5,575
                                                                                                           138,391

HEALTH CARE PROVIDERS & SERVICES  -  1.40%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                             13,250               13,995
 7.00% 2007                                                                              8,255                8,999
HCA Inc.:
 6.95% 2012                                                                              5,000                5,313
 6.25% 2013                                                                             16,275               16,533
Quintiles Transnational 10.00% 2013 (1)                                                 29,100               30,191
Concentra Operating Corp.:
 Series A, 13.00% 2009                                                                   5,775                6,439
 9.50% 2010 (1)                                                                         20,350               21,368
Tenet Healthcare Corp.:
 5.375% 2006                                                                             5,515                5,432
 6.375% 2011                                                                             7,500                7,219
Integrated Health Services, Inc.: (6) (7)
 10.25% 2006 (5)                                                                        11,250                  253
 Series A:
  9.50% 2007                                                                            37,500                  844
  9.25% 2008                                                                            46,250                1,041
                                                                                                            117,627

TRANSPORTATION  -  1.17%
Northwest Airlines, Inc.:
 8.52% 2004                                                                              3,625                3,516
 7.625% 2005                                                                             5,250                4,633
 8.875% 2006                                                                            20,090               15,520
 9.875% 2007                                                                            13,250               10,269
 7.875% 2008                                                                            13,900               10,286
Continental Airlines, Inc.:
 8.00% 2005                                                                              9,815                9,054
 Series 2000-2, Class C, 8.312% 2011 (9)                                                 6,942                5,273
 Series 2000-1, Class A-1, 8.048% 2022 (9)                                               3,161                3,110
TFM, SA de CV:
 10.25% 2007                                                                             2,295                2,375
 11.75% 2009                                                                             9,600                9,888
 12.50% 2012                                                                             2,310                2,553
Kansas City Southern Railway Co.:
 9.50% 2008                                                                              3,375                3,738
 7.50% 2009                                                                              5,365                5,593
RailAmerica Transportation Corp. 12.875% 2010                                            6,545                7,249
International Shipholding Corp., Series B, 7.75% 2007                                    1,950                1,848
Delta Air Lines, Inc. 9.75% 2021                                                         2,200                1,474
USAir, Inc. Pass Through Trust, Series 1993-A3, 10.375% 2013 (6) (9)                     2,977                  930
United Air Lines, Inc.: (6)
 9.00% 2003                                                                              3,000                  296
 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (9)                            1,907                  381
                                                                                                             97,986

REAL ESTATE  -  0.82%
Host Marriott, LP:
 Series E, 8.375% 2006                                                                   7,450                7,832
 Series G, 9.25% 2007                                                                    2,150                2,357
 Series I, 9.50% 2007                                                                    3,550                3,905
HMH Properties, Inc.:
 Series A, 7.875% 2005                                                                  10,510               10,825
 Series B, 7.875% 2008                                                                   1,350                1,394
Felcor Lodging LP:
 10.00% 2008 (5)                                                                         1,500                1,620
 8.50% 2011                                                                             16,465               17,618
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008             200,000 shares         9,840
MeriStar Hospitality Operating Partnership, MeriStar Hospitality Finance:
 Corp. II 10.50% 2009                                                            $       2,250                2,441
 Corp. III 9.125% 2011                                                                   5,125                5,407
Rouse Co. 7.20% 2012                                                                     5,000                5,703
                                                                                                             68,942

OTHER  -  0.66%
Freddie Mac 4.25% 2005                                                                  20,000               20,933
Elan Finance Corp. Ltd. 0% convertible notes 2018                                       20,325               12,144
Iron Mountain Inc.:
 Pierce Leahy Command Co., 8.125% 2008                                                     550                  573
 8.625% 2013                                                                             2,000                2,140
 7.75% 2015                                                                              6,200                6,433
Playtex Products, Inc. 9.375% 2011                                                       5,750                5,549
Electronic Data Systems Corp. 6.85% 2004                                                 5,000                5,183
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2,
  Class E, 7.624% 2029 (5)  (9)                                                          2,500                2,226
Exodus Communications, Inc. 11.625% 2010 (6)                                             4,076                   82
                                                                                                             55,263


ASSET-BACKED OBLIGATIONS  -  0.33%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
  Class FX, 10.421% 2007 (1)                                                            16,500              17,447
Mediterranean Re PLC 6.98% 2005 (1)  (5)  (9)                                            5,000                5,100
Residential Reinsurance 2002 Ltd. 6.04% 2005 (1)  (5)  (9)                               5,000                5,000
                                                                                                             27,547

Government obligations
NON-U.S. GOVERNMENT OGLIGATIONS  -  2.59%
Brazil (Federal Republic of):
 Global 10.00% 2007                                                                      1,000                1,074
 Debt Conversion Bond, Series L, Bearer, 2.188% 2012 (5)                                 2,500                2,013
 10.25% 2013                                                                            28,000               27,510
 Bearer 8.00% 2014 (2)                                                                   7,957                7,361
 8.875% 2024                                                                             1,895                1,531
 11.00% 2040                                                                            13,110               12,455
Russian Federation:
 12.75% 2028                                                                             8,000               12,980
 5.00% 2030 (5)                                                                         22,865               21,750
United Mexican States Government:
 Global 8.625% 2008                                                                      6,780                8,092
 Series M10, 10.50% 2011                                                         MXP    12,320                1,276
 Eurobonds, Global 6.375% 2013                                                   $       4,000                4,230
 Eurobonds 11.375% 2016                                                                  6,751                9,742
 Global 8.125% 2019                                                                      3,695                4,185
 Global 8.30% 2031                                                                       3,020                3,437
Panama (Republic of):
 Interest Reduction Bond 1.938% 2014 (5)                                                 5,327                5,008
 10.75% 2020                                                                               415         497
 Global 9.375% 2023                                                                     12,210               13,187
 8.875% 2027                                                                             2,000                2,070
Peru (Republic of):
 9.125% 2012                                                                             4,909                5,486
 9.875% 2015                                                                             7,500                8,719
 Past Due Interest Eurobond 5.00% 2017 (5)                                                 409                  378
Dominican Republic:
 9.50% 2006 (1)                                                                          3,130                3,099
 9.50% 2006                                                                              1,250                1,238
 9.04% 2013 (1)                                                                          6,095                5,546
 2.063% 2024 (5)                                                                           500                  364
Colombia (Republic of):
 10.00% 2012                                                                             1,500                1,639
 Global 10.75% 2013                                                                      6,800                7,650
 Global 10.375% 2033                                                                       700                  732
Bulgaria (Republic of):
 8.25% 2015 (1)                                                                          3,160                3,616
 8.25% 2015                                                                              4,900                5,607
Turkish Treasury Bill:
 0% 2003                                                                  TRL    2,284,750,000                1,576
 0% 2004                                                                         2,895,745,000                1,903
Turkey (Republic of):
 9.875% 2008                                                                     $       2,335                2,536
 12.375% 2009                                                                            1,925                2,267
Ukraine Government 7.65% 2013 (1)                                                        4,900                4,900
State of Qatar 9.75% 2030                                                                3,500                4,883
Banque Centrale de Tunisie 7.375% 2012                                                   3,500                3,964
Guatemala (Republic of):
 10.25% 2011 (1)                                                                         1,000                1,150
 10.25% 2011                                                                             1,000                1,150
  9.25% 2013 (1)                                                                         1,500                1,601
El Salvador (Republic of) 7.75% 2023 (1)                                                 2,775                2,928
Argentina (Republic of):
 Global 7.00%/15.50% 2008 (3) (10)                                                       1,500                  435
 11.75% 2009 (10)                                                                           75                   21
 1.162% 2012 (5)                                                                         2,380                1,465
 11.375% 2017 (10)                                                                          80                   23
 Global 12.25% 2018 (2) (10)                                                             2,860                  766
 Global 12.00% 2031 (2)  (10)                                                               53                   14
Venezuela (Republic of) 9.25% 2027                                                       2,130                1,657
Philippines (Republic of):
 9.875% 2019                                                                               500                  546
 Global 10.625% 2025                                                                       945                1,096
Central Bank of Nigeria, Series WRN, 0% 2020 (7)                                             1                    0
                                                                                                            217,353

U.S. TREASURY NOTES AND BONDS  -  1.05%
 7.50% February 2005 (11)                                                                6,000                6,518
 5.75% November 2005                                                                    14,000               15,234
 6.625% May 2007                                                                        25,000               28,797
 3.25% August 2007                                                                       5,000                5,163
 4.75% November 2008                                                                    10,000               10,897
 7.50% November 2016                                                                    12,000               15,675
 7.875% February 2021                                                                    4,000                5,465
                                                                                                             87,749


                                                                                                             Market
                                                                                                              value
Equity-related securities                                                                                     (000)

Common stocks & warrants  -  2.34%
SpectraSite, Inc. (1) (4) (7) (12)                                                   2,541,328 shares        66,424
Dobson Communications Corp., Class A  (1) (4)                                        5,754,785               46,729
NTELOS, Inc.  (4) (7) (12)                                                           1,247,193               24,832
ZiLOG, Inc.  (4) (12)                                                                3,315,000               10,608
ZiLOG, Inc. - MOD III Inc., units  (4) (7) (12)                                          3,315                1,776
Nextel Communications, Inc., Class A  (1)  (4)                                         613,418               12,078
Fairchild Semiconductor Corp., Class A  (4)                                            500,000                8,290
American Tower Corp., warrants, expire 2008  (1)  (4)                                   38,250                5,355
Equity Office Properties Trust                                                         150,000                4,129
Emmis Communications Corp., Class A  (4)                                               201,000                4,056
Viacom Inc., Class B, nonvoting                                                         63,225                2,422
Clear Channel Communications, Inc.                                                      51,012                1,954
DigitalGlobe, Inc. (1)  (4) (7)                                                      3,064,647                1,532
VersaTel Telecom International NV (4)                                                  779,280                1,482
NTL Inc. (1)  (4) (7)                                                                   29,500                1,251
Radio One, Inc., Class A  (4)                                                           22,000                  323
Radio One, Inc., Class D, nonvoting  (4)                                                44,000                  632
Clarent Hospital Corp. (4) (12)                                                        576,849                  937
Cincinnati Bell Inc.  (4)                                                               70,740                  360
Nortel Inversora SA, Class A, preferred (ADR) (Argentina) (1)  (4) (7)                 675,397                  338
Netia Holdings SA (4)                                                                  327,966                  324
XO Communications, Inc.  (4)                                                            18,882                  110
XO Communications, Inc., Series A, warrants, expire 2010  (4)                           37,767                   59
XO Communications, Inc., Series B, warrants, expire 2010  (4)                           28,325                   42
XO Communications, Inc., Series C, warrants, expire 2010  (4)                           28,325                   31
KMC Telecom Holdings, Inc., warrants, expire 2008  (1)  (4)                             22,500                   67
Allegiance Telecom, Inc., warrants, expire 2008  (1)  (4) (7)                            5,000                    1
GT Group Telecom Inc., warrants, expire 2010 (1)  (4) (7)                               11,000                    0
Protection One, Inc., warrants, expire 2005  (1)  (4) (7)                               30,400                    0
                                                                                                            196,142


Miscellaneous  -  0.38%
Investment securities in initial period of acquisition                                                       31,961



Total bonds, notes & equity securities (cost: $7,691,234,000)                                             8,014,621




                                                                                     Principal               Market
                                                                                        amount                value
Short-term securities                                                                    (000)                (000)

U.S. Treasuries  -  1.57%
U.S. Treasury Bills 0.872%-0.94% due 10/16-12/11/2003 (11)                       $     131,800              131,666


Corporate short-term notes  -  1.15%
E.I. DuPont de Nemours & Co. 1.03%-1.06% due 10/21-12/16/2003 (11)                      79,000               78,864
Motiva Enterprises LLC 1.09% due 10/1/2003                                              17,300               17,299
                                                                                                             96,163


TOTAL SHORT-TERM SECURITIES (cost: $227,821,000)                                                            227,829


TOTAL INVESTMENT SECURITIES (cost: $7,919,055,000)                                                        8,242,450
Other assets less liabilities                                                                               138,348

NET ASSETS                                                                                               $8,380,798


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(3)  Step bond; coupon rate will increase at a later date.
(4)  Security did not produce income during the last 12 months.
(5)  Coupon rate may change periodically.
(6) Company not making scheduled interest payments; bankruptcy proceedings pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(9) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(10) Scheduled interest payments not made; reorganization pending.
(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(12) The fund owns 5.35%, 9.45%, 11.37% and 12.47% of the outstanding voting securities of SpectraSite, Inc., Clarent Hospital Corp., ZiLOG, Inc. and NTELOS, Inc., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.


See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities
(dollars and shares in thousands, except per-share amounts) at September 30, 2003

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $7,772,022)           $8,137,873
  Affiliated issuers (cost: $147,033)                  104,577       $8,242,450
 Cash                                                                    13,695
 Receivables for:
  Sales of investments                                  18,784
  Sales of fund's shares                                30,539
  Dividends and interest                               153,510          202,833
                                                                      8,458,978
LIABILITIES:
 Payables for:
  Purchases of investments                              55,883
  Repurchases of fund's shares                           9,490
  Dividends on fund's shares                             5,842
  Open forward currency contracts                        1,193
  Investment advisory services                           2,439
  Services provided by affiliates                        3,240
  Deferred Trustees' compensation                           63
  Other fees and expenses                                   30           78,180
NET ASSETS AT SEPTEMBER 30, 2003                                     $8,380,798

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $8,595,836
 Undistributed net investment income                                      2,355
 Accumulated net realized loss                                         (539,780)
 Net unrealized appreciation                                            322,387
NET ASSETS AT SEPTEMBER 30, 2003                                     $8,380,798

Shares of beneficial interest issued and outstanding - unlimited shares authorized


                           Net assets          Shares           Net asset
                                             outstanding     value per share (1)

Class A                   $6,234,692          524,795          $11.88
Class B                      735,719           61,928           11.88
Class C                      771,994           64,981           11.88
Class F                      470,329           39,589           11.88
Class 529-A                   28,420            2,392           11.88
Class 529-B                    7,222              608           11.88
Class 529-C                   16,193            1,363           11.88
Class 529-E                    1,539              130           11.88
Class 529-F                    1,015               85           11.88
Class R-1                      1,099               92           11.88
Class R-2                     14,739            1,241           11.88
Class R-3                     13,888            1,169           11.88
Class R-4                      8,741              736           11.88
Class R-5                     75,208            6,331           11.88


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $12.34 for each.

See Notes to Financial Statements

FINANCIAL STATEMENTS

Statement of operations                                   (dollars in thousands)
for the year ended September 30, 2003

INVESTMENT INCOME:
 Income:
  Interest                                            $562,384
  Dividends                                             20,329        $582,713

 Fees and expenses:
  Investment advisory services                          24,736
  Distribution services                                 23,165
  Transfer agent services                                4,571
  Administrative services                                1,849
  Reports to shareholders                                  262
  Registration statement and prospectus                    691
  Postage, stationery and supplies                         494
  Trustees' compensation                                    44
  Auditing and legal                                        79
  Custodian                                                158
  State and local taxes                                     66
  Total expenses before reimbursement                   56,115
   Reimbursement of expenses                               138          55,977
 Net investment income                                                 526,736

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                         (143,292)
  Non-U.S. currency transactions                        (1,908)       (145,200)
 Net unrealized appreciation on:
  Investments                                        1,381,461
  Non-U.S. currency translations                          (883)      1,380,578
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                             1,235,378
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $1,762,114


See Notes to Financial Statements

FINANCIAL STATEMENTS


Statement of changes in net assets                       (dollars in thousands)

                                                       Year ended September 30
                                                         2003          2002
OPERATIONS:
 Net investment income                                 $526,736       $384,478
 Net realized loss on investments and
  non-U.S. currency transactions                       (145,200)      (244,307)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations   1,380,578       (457,752)
  Net increase (decrease) in net assets
   resulting from operations                          1,762,114       (317,581)

DIVIDENDS PAID TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                            (509,744)      (373,620)

CAPITAL SHARE TRANSACTIONS                            3,033,873      1,650,268

TOTAL INCREASE IN NET ASSETS                          4,286,243        959,067

NET ASSETS:
 Beginning of year                                    4,094,555      3,135,488
 End of year (including
  undistributed and distributions in excess of
  net investment income:
  $2,355 and $13,906,
  respectively)                                      $8,380,798     $4,094,555


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
                        Initial sales           Contingent deferred sales        Conversion feature
Share class                charge               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A       Up to 3.75%           None (except 1% for certain      None
                                                redemptions within one year of
                                                purchase without an initial
                                                sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B       None                  Declines from 5% to zero for     Classes B and 529-B
                                                redemptions within six years     convert to classes A
                                                purchase                         and 529-A,respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                   None                  1% for redemptions within one    Class C converts to
                                                year of purchase                 Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C               None                  1% for redemptions within one    None
                                                year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E               None                  None                             None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F       None                  None                             None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2,         None                  None                             None
 R-3, R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended September 30, 2003, there were no non-U.S. taxes paid on realized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $7,923,532,000.

During the year ended September 30, 2003, the fund reclassified $731,000 from undistributed net investment income to undistributed net realized losses to align financial reporting with tax reporting.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains                 $14,485
Loss deferrals related to non-U.S. currency that were realized
  during the period November 1, 2002 through September 30, 2003         (1,527)
Short-term and long-term capital loss deferrals                       (537,643)
Gross unrealized appreciation on investment securities                 671,028
Gross unrealized depreciation on investment securities                (352,110)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $9,548,000, $167,849,000 and $300,191,000 expiring in 2009,
2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $60,055,000, that were realized during the period November 1, 2002 through September 30, 2003.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

                                      Year ended September 30
Share class(1)                       2003                  2002
Class A                           $ 396,679             $ 326,106
Class B                              37,860                20,684
Class C                              37,330                15,421
Class F                              28,874                 9,747
Class 529-A                           1,364                   246
Class 529-B                             283                    46
Class 529-C                             690                   134
Class 529-E                              68                     9
Class 529-F                              31                    -*
Class R-1                                30                    -*
Class R-2                               424                     3
Class R-3                               462                     5
Class R-4                               152                    -*
Class R-5                             5,497                 1,219
Total                             $ 509,744             $ 373,620


*    Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $25,000,000.

The Board of Trustees approved an amended agreement effective November 1, 2003, reducing the rates to 0.15% on assets in excess of $6 billion. Beginning March 18, 2003, CRMC voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, the fee shown on the accompanying financial statements of $24,736,000, which was equivalent to an annualized rate of 0.391%, was voluntarily reduced by $84,000 to $24,652,000, or 0.389% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

  -----------------------------------------------------------------------------
  SHARE CLASS                       CURRENTLY APPROVED LIMITS    PLAN LIMITS
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class A                                     0.30%                 0.30%
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class 529-A                                  0.30                  0.50
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes B and 529-B                          1.00                  1.00
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes C, 529-C and R-1                     1.00                  1.00
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class R-2                                    0.75                  1.00
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes 529-E and R-3                        0.50                  0.75
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Classes F, 529-F and R-4                     0.25                  0.50
  -----------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $54,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $11,640           $4,075        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          5,165             496          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          5,207           Included            $781                $166            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           905            Included             543                 99             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          16            Included              25                  3                  $17
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          41            Included               6                  3                    4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          97            Included              15                  5                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           5            Included               1                 -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           1            Included               1                 -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            5            Included               1                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           46            Included               9                 63             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           32            Included              10                 14             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            5            Included               3                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             64                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total        $23,165            $4,571           $1,459                $358                  $32
----------------===============================================================================================
* Amount less than one thousand.


     DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $39,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

     AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                 REINVESTMENTS
                                                                 OF DIVIDENDS
SHARE CLASS(1)                            SALES(2)             AND DISTRIBUTIONS        REPURCHASES(2)            NET INCREASE
                                    AMOUNT       SHARES        AMOUNT     SHARES     AMOUNT        SHARES      AMOUNT      SHARES
Year ended September 30, 2003
Class A                           $2,947,678     269,710     $ 293,946    26,810  $(1,294,863)    (117,608)  $ 1,946,761   178,912
Class B                              401,738      36,762        25,201     2,283      (84,952)      (7,642)      341,987    31,403
Class C                              515,059      47,001        25,987     2,350     (129,541)     (11,555)      411,505    37,796
Class F                              537,925      49,913        19,042     1,721     (313,475)     (28,218)      243,492    23,416
Class 529-A                           17,906       1,629         1,344       121       (1,383)        (123)       17,867     1,627
Class 529-B                            4,996         452           279        25         (282)         (24)        4,993       453
Class 529-C                           10,184         929           683        62         (791)         (72)       10,076       919
Class 529-E                            1,070          98            67         6          (80)          (7)        1,057        97
Class 529-F                              915          82            30         3           -*           -*           945        85
Class R-1                              1,232         110            29         3         (249)         (23)        1,012        90
Class R-2                             15,383       1,383           413        36       (2,374)        (208)       13,422     1,211
Class R-3                             14,631       1,322           452        40       (2,825)        (248)       12,258     1,114
Class R-4                              9,077         800           146        13         (891)         (78)        8,332       735
Class R-5                             32,990       3,070         3,129       287      (15,953)      (1,410)       20,166     1,947
Total net increase
   (decrease)                     $4,510,784     413,261     $ 370,748    33,760 $ (1,847,659)    (167,216)  $ 3,033,873   279,805

Year ended September 30, 2002
Class A                           $1,565,510     142,047     $ 232,348    21,359   $ (841,488)     (78,010)    $ 956,370    85,396
Class B                              246,129      22,036        12,690     1,187      (37,615)      (3,590)      221,204    19,633
Class C                              298,982      26,749        10,115       958      (46,447)      (4,456)      262,650    23,251
Class F                              205,334      18,636         7,125       673      (64,350)      (6,023)      148,109    13,286
Class 529-A                            8,109         752           240        24         (109)         (11)        8,240       765
Class 529-B                            1,618         151            45         4           (2)          -*         1,661       155
Class 529-C                            4,791         444           130        13         (130)         (13)        4,791       444
Class 529-E                              342          32             9         1           (5)          -*           346        33
Class 529-F                                3          -*            -*        -*            -            -             3        -*
Class R-1                                 16           2            -*        -*            -            -            16         2
Class R-2                                328          33             3        -*          (34)          (3)          297        30
Class R-3                                544          56             4         1          (20)          (2)          528        55
Class R-4                                 13           1            -*        -*            -            -            13         1
Class R-5                             45,966       4,376           845        86         (771)         (78)       46,040     4,384
Total net increase
   (decrease)                     $2,377,685     215,315     $ 263,554    24,306   $ (990,971)     (92,186)  $ 1,650,268   147,435


*    Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2)  Includes exchanges between share classes of the fund.


6. FORWARD CURRENCY CONTRACTS

As of September 30, 2003, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                       U.S. VALUATIONS AT SEPTEMBER 30, 2003

                                   CONTRACT AMOUNT
NON-U.S. CONTRACTS                                                             UNREALIZED
                                  Non-U.S.       U.S.         AMOUNT        (DEPRECIATION)
                                    (000)       (000)          (000)                (000)
Sales:
 Euros
expiring 11/3 to 12/17/2003    Euro   22,475  $24,988         $26,181          $( 1,193)



7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $1,695,406,000, which represented 20.23% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,317,203,000 and $2,381,098,000, respectively, during the year ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $158,000 included $149,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
                                                                      NET
                                      NET ASSET                  GAINS(LOSSES)
                                        VALUE,         NET       ON SECURITIES      TOTAL FROM
                                      BEGINNING     INVESTMENT   (BOTH REALIZED     INVESTMENT
                                      OF PERIOD       INCOME     AND UNREALIZED)    OPERATIONS
CLASS A:
 Year ended 9/30/2003                   $9.62         $.93           $2.25            $3.18
 Year ended 9/30/2002                   11.27         1.08          (1.65)             (.57)
 Year ended 9/30/2001                   12.93         1.20          (1.61)             (.41)
 Year ended 9/30/2000                   13.52         1.18           (.48)              .70
 Year ended 9/30/1999                   13.75         1.28           (.17)             1.11
CLASS B:
 Year ended 9/30/2003                    9.62          .84           2.25              3.09
 Year ended 9/30/2002                   11.27         1.00          (1.65)             (.65)
 Year ended 9/30/2001                   12.93         1.10          (1.61)             (.51)
 Period from 3/15/2000 to 9/30/2000     13.57          .52           (.53)             (.01)
CLASS C:
 Year ended 9/30/2003                    9.62          .83           2.25              3.08
 Year ended 9/30/2002                   11.27          .99          (1.65)             (.66)
 Period from 3/15/2001 to 9/30/2001     12.48          .53          (1.15)             (.62)
CLASS F:
 Year ended 9/30/2003                    9.62          .92           2.25              3.17
 Year ended 9/30/2002                   11.27         1.07          (1.65)             (.58)
 Period from 3/15/2001 to 9/30/2001     12.48          .57          (1.15)             (.58)
CLASS 529-A:
 Year ended 9/30/2003                    9.62          .92           2.25              3.17
 Period from 2/19/2002 to 9/30/2002     11.37          .65          (1.76)            (1.11)
CLASS 529-B:
 Year ended 9/30/2003                    9.62          .82           2.25              3.07
 Period from 2/25/2002 to 9/30/2002     11.23          .59          (1.63)            (1.04)
CLASS 529-C:
 Year ended 9/30/2003                    9.62          .82           2.25              3.07
 Period from 2/19/2002 to 9/30/2002     11.37          .60          (1.76)            (1.16)
CLASS 529-E:
 Year ended 9/30/2003                    9.62          .88           2.25              3.13
 Period from 3/15/2002 to 9/30/2002     11.57          .57          (1.96)            (1.39)
CLASS 529-F:
 Year ended 9/30/2003                    9.62          .91           2.25              3.16
 Period from 9/16/2002 to 9/30/2002      9.88          .08           (.30)             (.22)
CLASS R-1:
 Year ended 9/30/2003                    9.62          .83           2.25              3.08
 Period from 7/11/2002 to 9/30/2002     10.00          .23           (.40)             (.17)
CLASS R-2:
 Year ended 9/30/2003                    9.62          .84           2.25              3.09
 Period from 6/18/2002 to 9/30/2002     10.76          .31          (1.18)             (.87)
CLASS R-3:
 Year ended 9/30/2003                    9.62          .88           2.25              3.13
 Period from 6/21/2002 to 9/30/2002     10.60          .31          (1.01)             (.70)
CLASS R-4:
 Year ended 9/30/2003                    9.62          .92           2.25              3.17
 Period from 7/19/2002 to 9/30/2002      9.97          .22           (.38)             (.16)
CLASS R-5:
 Year ended 9/30/2003                    9.62          .95           2.25              3.20
 Period from 5/15/2002 to 9/30/2002     11.30          .42          (1.70)            (1.28)



                                                                  Dividends and distributions

                                       Dividends
                                       (from net    Distributions         Total          Net asset
                                       investment   (from capital     dividends and      value, end       Total
                                        income)        gains)         distributions      of period        return(3)

CLASS A:
 Year ended 9/30/2003                    $(.92)           $-              $(.92)           $11.88          34.30%
 Year ended 9/30/2002                    (1.08)            -              (1.08)             9.62          (5.88)
 Year ended 9/30/2001                    (1.25)            -              (1.25)            11.27          (3.44)
 Year ended 9/30/2000                    (1.29)            -              (1.29)            12.93           5.29
 Year ended 9/30/1999                    (1.29)          (.05)            (1.34)            13.52           8.11
CLASS B:
 Year ended 9/30/2003                     (.83)            -               (.83)            11.88          33.28
 Year ended 9/30/2002                    (1.00)            -              (1.00)             9.62          (6.57)
 Year ended 9/30/2001                    (1.15)            -              (1.15)            11.27          (4.17)
 Period from 3/15/2000 to 9/30/2000       (.63)            -               (.63)            12.93           (.05)
CLASS C:
 Year ended 9/30/2003                     (.82)            -               (.82)            11.88          33.17
 Year ended 9/30/2002                     (.99)            -               (.99)            9.62           (6.65)
 Period from 3/15/2001 to 9/30/2001       (.59)            -               (.59)            11.27          (5.11)
CLASS F:
 Year ended 9/30/2003                     (.91)            -               (.91)            11.88          34.17
 Year ended 9/30/2002                    (1.07)            -              (1.07)             9.62          (5.95)
 Period from 3/15/2001 to 9/30/2001       (.63)            -               (.63)            11.27          (4.86)
CLASS 529-A:
 Year ended 9/30/2003                     (.91)            -               (.91)            11.88          34.17
 Period from 2/19/2002 to 9/30/2002       (.64)            -               (.64)             9.62         (10.11)
CLASS 529-B:
 Year ended 9/30/2003                     (.81)            -               (.81)            11.88          33.01
 Period from 2/25/2002 to 9/30/2002       (.57)            -               (.57)             9.62          (9.54)
CLASS 529-C:
 Year ended 9/30/2003                     (.81)            -               (.81)            11.88          33.03
 Period from 2/19/2002 to 9/30/2002       (.59)            -               (.59)             9.62         (10.52)
CLASS 529-E:
 Year ended 9/30/2003                     (.87)            -               (.87)            11.88          33.73
 Period from 3/15/2002 to 9/30/2002       (.56)            -               (.56)             9.62         (12.29)
CLASS 529-F:
 Year ended 9/30/2003                     (.90)            -               (.90)            11.88          34.06
 Period from 9/16/2002 to 9/30/2002       (.04)            -               (.04)             9.62          (2.23)
CLASS R-1:
 Year ended 9/30/2003                     (.82)            -               (.82)            11.88          33.16
 Period from 7/11/2002 to 9/30/2002       (.21)            -               (.21)             9.62          (1.70)
CLASS R-2:
 Year ended 9/30/2003                     (.83)            -               (.83)            11.88          33.21
 Period from 6/18/2002 to 9/30/2002       (.27)            -               (.27)             9.62          (8.05)
CLASS R-3:
 Year ended 9/30/2003                     (.87)            -               (.87)            11.88          33.71
 Period from 6/21/2002 to 9/30/2002       (.28)            -               (.28)             9.62          (6.63)
CLASS R-4:
 Year ended 9/30/2003                     (.91)            -               (.91)            11.88          34.17
 Period from 7/19/2002 to 9/30/2002       (.19)            -               (.19)             9.62          (1.58)
CLASS R-5:
 Year ended 9/30/2003                     (.94)            -               (.94)            11.88          34.61
 Period from 5/15/2002 to 9/30/2002       (.40)            -               (.40)             9.62         (11.41)

                                                       RATIO OF       RATIO OF
                                      NET ASSETS,      EXPENSES       NET INCOME
                                      END OF PERIOD    TO AVERAGE     TO AVERAGE
                                      (IN MILLIONS)    NET ASSETS     NET ASSETS

CLASS A:
 Year ended 9/30/2003                    $6,235         .75% (5)       8.49%
 Year ended 9/30/2002                    3,327          .88            9.99
 Year ended 9/30/2001                    2,936          .83            9.75
 Year ended 9/30/2000                    2,788          .82            8.87
 Year ended 9/30/1999                    2,777          .82            9.21
CLASS B:
 Year ended 9/30/2003                     736          1.51  (5)       7.63
 Year ended 9/30/2002                     294          1.59            9.28
 Year ended 9/30/2001                     123          1.57            8.75
 Period from 3/15/2000 to 9/30/2000        27          1.52  (6)       8.18 (6)
CLASS C:
 Year ended 9/30/2003                     772          1.60  (5)       7.49
 Year ended 9/30/2002                     262          1.67            9.21
 Period from 3/15/2001 to 9/30/2001        44          1.70  (6)       8.54 (6)
CLASS F:
 Year ended 9/30/2003                     470           .84  (5)       8.26
 Year ended 9/30/2002                     156           .93            9.95
 Period from 3/15/2001 to 9/30/2001        32           .93  (6)       9.32 (6)
CLASS 529-A:
 Year ended 9/30/2003                      28           .77  (5)       8.36
 Period from 2/19/2002 to 9/30/2002         7          1.07  (6)      10.40 (6)
CLASS 529-B:
 Year ended 9/30/2003                       7          1.73  (5)       7.36
 Period from 2/25/2002 to 9/30/2002         2          1.82  (6)       9.67 (6)
CLASS 529-C:
 Year ended 9/30/2003                      16          1.71  (5)       7.43
 Period from 2/19/2002 to 9/30/2002         4          1.80  (6)       9.65 (6)
CLASS 529-E:
 Year ended 9/30/2003                       2          1.18  (5)       7.94
 Period from 3/15/2002 to 9/30/2002         - (4)      1.27  (6)      10.45 (6)
CLASS 529-F:
 Year ended 9/30/2003                       1           .92  (5)       7.96
 Period from 9/16/2002 to 9/30/2002         - (4)       .05             .77
CLASS R-1:
 Year ended 9/30/2003                       1          1.60  (5)(7)    7.20
 Period from 7/11/2002 to 9/30/2002         - (4)       .38  (7)       2.32
CLASS R-2:
 Year ended 9/30/2003                      15          1.57  (5)(7)    7.34
 Period from 6/18/2002 to 9/30/2002         - (4)       .48  (7)       3.17
CLASS R-3:
 Year ended 9/30/2003                      14          1.18  (5)(7)    7.74
 Period from 6/21/2002 to 9/30/2002         1           .36  (7)       3.21
CLASS R-4:
 Year ended 9/30/2003                       9           .83  (5)(7)    8.13
 Period from 7/19/2002 to 9/30/2002         - (4)       .14  (7)       2.25
CLASS R-5:
 Year ended 9/30/2003                      75           .52  (5)       8.77
 Period from 5/15/2002 to 9/30/2002        42           .23            4.25


                                          Year ended September 30
                                 2003     2002     2001     2000     1999

Portfolio turnover rate
  for all classes of shares       41%      34%      44%      46%      30%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5) CRMC voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by CRMC during the year ended September 30, 2003.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.01%, 2.31%, 1.28% and .86% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended September 30, 2003, and 2.07%, .85%, .51% and 9.55% for classes R-1, R-2,
     R-3 and R-4, respectively, during the period ended September 30, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
AMERICAN HIGH-INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the "Fund"), including the investment portfolio, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 7, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 3.0% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70.0% of qualifying dividends received during the year. For purposes of computing this exclusion, 3.9% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, .9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.


Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                           AMERICAN HIGH-INCOME TRUST



Item 23.          Exhibits

(a) Declaration of Trust and Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No.14 filed 11/26/97); and Establishment and Designation of Additional Classes of Shares of Beneficial Interest - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02)

(b)      By-laws - previously filed (see P/E Amendment No. 20 filed 3/9/01)

(c) Form of share certificate - previously filed (see P/E Amendment No.20 filed 3/9/01)

(d)      Form of Amended Investment Advisory and Service Agreement

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02); and Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 23 filed 5/13/02)

(f)      None

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No.21 filed 11/30/01)

(h-1) Form of Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 23 filed 5/13/02)

(h-2)    Amendment of Shareholder Services Agreement dated 8/1/02

(i) Legal opinions - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02; No. 23 filed
         5/13/02)

(j)      Consent of Independent Auditors

(k)      None

(l) Initial capital agreements - previously filed (see P/E Amendment No.14 filed 11/26/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 14 filed 11/26/97; No. 18 filed 3/10/00; No. 22 filed 2/13/02;
         and No. 23 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(o)      None

(p)      Code of Ethics


                      American High-Income Trust -- Pg C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

     Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Article VI of the Trust's By-Laws states:
     (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

     The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

     (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                      American High-Income Trust -- Pg C-2

Item 25.          Indemnification (continued)

     (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

     (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

     (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

     (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

     (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

                      American High-Income Trust -- Pg C-3

Item 25.          Indemnification (continued)

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980).

Item 26.          Business and Other Connections of Investment Adviser

                  None

Item 27.          Principal Underwriters

     (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax- Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

                      American High-Income Trust -- Pg C-4


(b)            (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376


       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340


                                      American High-Income Trust -- Pg C-5

(b)            (1)                                       (2)                                      (3)
       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Bill Brady                               Regional Vice President                               None
       8368 Washington Blvd.
       Indianapolis, IN 46240

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052


                                      American High-Income Trust -- Pg C-6

(b)            (1)                                       (2)                                      (3)
       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045


                                      American High-Income Trust -- Pg C-7

(b)            (1)                                       (2)                                      (3)
       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None


                                      American High-Income Trust -- Pg C-8

(b)            (1)                                       (2)                                      (3)
       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric Grey                                Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747


                                      American High-Income Trust -- Pg C-9

(b)            (1)                                       (2)                                      (3)
L      Paul G. Haaga, Jr.                       Director                                            Chairman

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111


                                      American High-Income Trust -- Pg C-10

(b)            (1)                                       (2)                                      (3)
B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew Kilbride                          Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132


                                      American High-Income Trust -- Pg C-11

(b)            (1)                                       (2)                                      (3)
LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311


                                      American High-Income Trust -- Pg C-12

(b)            (1)                                       (2)                                      (3)
       William E. Noe                           Vice President                                        None
       115 Penn Warren Drive
       Suite #300, #379
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494


                                      American High-Income Trust -- Pg C-13

(b)            (1)                                       (2)                                      (3)
B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None


                                      American High-Income Trust -- Pg C-14

(b)            (1)                                       (2)                                      (3)
       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None


                                      American High-Income Trust -- Pg C-15

(b)            (1)                                       (2)                                      (3)
       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Dallas, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034


                                      American High-Income Trust -- Pg C-16

(b)            (1)                                       (2)                                      (3)
       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      Jordan Wallens                           Regional Vice President                               None

                                      American High-Income Trust -- Pg C-17

(b)            (1)                                       (2)                                      (3)
       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None
       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian Whalen                             Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347


                                      American High-Income Trust -- Pg C-18

(b)            (1)                                       (2)                                      (3)
       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782
____________________________
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c)      None





                                      American High-Income Trust -- Pg C-19

Item 28.          Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                                      American High-Income Trust -- Pg C-20

                             SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 24th day of November, 2003.

AMERICAN HIGH-INCOME TRUST

By /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on November 24, 2003, by the following persons in the capacities indicated.


         Signature                                   Title

(1)      Principal Executive Officer:

          /s/ David C. Barclay                       President and Trustee
            (David C. Barclay)

(2)      Principal Financial Officer and Principal Accounting Officer:

          /s/ Susi M. Silverman                      Treasurer
            (Susi M. Silverman)

(3)      Trustees:

          /s/ David C. Barclay                       President and Trustee
            (David C. Barclay)

         Richard G. Capen, Jr.*                      Trustee
         H. Frederick Christie*                      Trustee
         Diane C. Creel*                             Trustee
         Martin Fenton*                              Trustee
         Leonard R. Fuller*                          Trustee

          /s/ Abner D. Goldstine                     Vice Chairman and Trustee
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                     Chairman and Trustee
            (Paul G. Haaga, Jr.)

         Richard G. Newman*                          Trustee
         Frank M. Sanchez*                           Trustee

*By       /s/ Julie F. Williams
         Julie F. Williams, Attorney-in-Fact

     Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).


/s/ Walter R. Burkley
Walter R. Burkley
                                      American High-Income Trust -- Pg C-21